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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4815

Ultra Series Fund
(Exact name of registrant as specified in charter)
550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/MEMBERS/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300
Date of fiscal year end:  December 31
Date of reporting period:  June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Certified Semi-Annual Report
Ultra Series Fund | June 30, 2011

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution. For more complete information about Ultra Series Fund, including charges and expenses, request a prospectus from your financial advisor or from CUNA Mutual Insurance Society, 2000 Heritage Way, Waverly, IA 50677. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company. For more current Ultra Series Fund performance information, please call 1-800-670-3600. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

Ultra Series Fund | June 30, 2011

ULTRA SERIES FUND PERFORMANCE
	Average Annual Total Returns
	Monthly as of June 30, 2011									Quarterly as of June 30, 2011
	One Month	Three Months	Year-to-Date	One Year	Three Years	Five Years	Ten Years	Since Class I Inception	Since Class II Inception	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Class I Inception	Since Class II Inception	Expense Ratio
FIXED INCOME FUNDS
Money Market Fund -Class I Inception Date 1/3/1985, Class II Inception Date 5/1/2009
Class I	0.00%	0.00%	0.00%	0.00%	0.22%	1.76%	1.84%	4.15%	N/A	0.00%	0.00%	0.22%	1.76%	1.84%	4.15%	N/A	0.47%
Class II	0.00%	0.00%	0.00%	0.00%	N/A	N/A	N/A	N/A	0.00%	0.00%	0.00%	N/A	N/A	N/A	N/A	0.00%	0.72%
90-day U.S. T-Bill (Citigroup/Salomon)	0.01%	0.02%	0.06%	0.14%	0.35%	1.87%	2.01%	4.30%	0.13%	0.06%	0.14%	0.35%	1.87%	2.01%	4.30%	0.13%

Bond Fund - Class I Inception Date 1/3/1985, Class II Inception Date 5/1/2009
Class I	-0.36%	1.94%	2.28%	3.32%	5.54%	5.50%	4.85%	6.76%	N/A	2.28%	3.32%	5.54%	5.50%	4.85%	6.76%	N/A	0.56%
Class II	-0.38%	1.88%	2.15%	3.06%	N/A	N/A	N/A	N/A	6.20%	2.15%	3.06%	N/A	N/A	N/A	N/A	6.20%	0.81%
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index	-0.29%	2.34%	2.74%	3.84%	6.45%	6.61%	5.82%	7.98%	6.56%	2.74%	3.84%	6.45%	6.61%	5.82%	7.98%	6.56%

High Income Fund - Class I Inception Date 10/31/2000, Class II Inception Date 5/1/2009
Class I	-0.95%	0.48%	3.76%	12.78%	10.19%	7.76%	7.43%	7.14%	N/A	3.76%	12.78%	10.19%	7.76%	7.43%	7.14%	N/A	0.77%
Class II	-0.97%	0.42%	3.63%	12.50%	N/A	N/A	N/A	N/A	15.12%	3.63%	12.50%	N/A	N/A	N/A	N/A	15.12%	1.02%
Bank of America Merrill Lynch US High Yield Master II Constrained	-1.00%	0.99%	4.93%	15.31%	12.55%	9.34%	8.91%	8.46%	25.12%	4.93%	15.31%	12.55%	9.34%	8.91%	8.46%	25.12%

Class I and II shares of the fund are offered to separate accounts of CUNA Mutual Insurance Society ("CUNA Mutual Accounts"), while Class I shares are also offered to certain of its pension plans. Investments in the fund by CUNA Mutual Accounts are made through variable annuity or variable life insurance contracts.

Performance data quoted represents past performance. Past performance does not guarantee future results.  Fund returns are calculated after fund level expenses have been subtracted. Class II returns also include Rule12b-1 fees. However, fund returns shown do not include any separate account fees, charges, or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund. If these fees, charges or expenses were included, fund returns would have been lower. For specific charges and expenses associated with your contract, please refer to the prospectus. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  Please call 1-800-670-3600 for performance current to the most recent month-end.
This piece must be accompanied or preceded by a current prospectus.  Mosaic Funds Distributor, LLC. July 6, 2011

Not Part of the Semi-annual Report

Ultra Series Fund | June 30, 2011
Ultra Series Fund Performance (continued)	Average Annual Total Returns
	Monthly as of June 30, 2011									Quarterly as of June 30, 2011
	One Month	Three Months	Year-to-Date	One Year	Three Years	Five Years	Ten Years	Since Class I Inception	Since Class II Inception	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Class I Inception	Since Class II Inception	Expense Ratio
HYBRID FUNDS
Diversified Income Fund -Class I Inception Date 1/3/1985, Class II Inception Date 5/1/2009
Class I	-0.74%	2.15%	5.35%	16.68%	6.67%	5.00%	4.16%	8.36%	N/A	5.35%	16.68%	6.67%	5.00%	4.16%	8.36%	N/A	0.72%
Class II	-0.76%	2.09%	5.22%	16.39%	N/A	N/A	N/A	N/A	14.68%	5.22%	16.39%	N/A	N/A	N/A	N/A	14.68%	0.97%
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index	-0.29%	2.34%	2.74%	3.84%	6.45%	6.61%	5.82%	7.98%	6.56%	2.74%	3.84%	6.45%	6.61%	5.82%	7.98%	6.56%
Russell 1000¨ Index	-1.75%	0.12%	6.37%	31.93%	3.68%	3.30%	3.21%	10.87%	24.52%	6.37%	31.93%	3.68%	3.30%	3.21%	10.87%	24.52%
Custom Blended Index1	-0.23%	-1.08%	4.17%	12.07%	5.55%	4.94%	4.54%	N/A	N/A	4.17%	12.07%	5.55%	4.94%	4.54%	N/A	N/A
Conservative Allocation Fund - Class I Inception Date 6/30/2006, Class II Inception Date 5/1/2009
Class I	-0.69%	1.32%	3.60%	12.03%	3.39%	3.73%	N/A	3.72%	N/A	3.60%	12.03%	3.39%	3.73%	N/A	3.72%	N/A	1.00%
Class II	-0.71%	1.26%	3.47%	11.75%	N/A	N/A	N/A	N/A	12.28%	3.47%	11.75%	N/A	N/A	N/A	N/A	12.28%	1.25%
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index	-0.29%	2.34%	2.74%	3.84%	6.45%	6.61%	N/A	6.61%	6.56%	2.74%	3.84%	6.45%	6.61%	N/A	6.61%	6.56%
Conservative Allocation Custom2	-0.79%	1.62%	3.98%	13.33%	6.00%	5.88%	N/A	5.88%	13.04%	3.98%	13.33%	6.00%	5.88%	N/A	5.88%	13.04%
Moderate Allocation Fund - Class I Inception Date 6/30/2006, Class II Inception Date 5/1/2009
Class I	-0.93%	1.11%	4.48%	18.20%	0.75%	2.36%	N/A	2.36%	N/A	4.48%	18.20%	0.75%	2.36%	N/A	2.36%	N/A	1.13%
Class II	-0.95%	1.04%	4.35%	17.90%	N/A	N/A	N/A	N/A	15.36%	4.35%	17.90%	N/A	N/A	N/A	N/A	15.36%	1.38%
S&P 500 Index	-1.67%	0.10%	6.02%	30.69%	3.34%	2.94%	N/A	2.94%	23.58%	6.02%	30.69%	3.34%	2.94%	N/A	2.94%	23.58%
Moderate Allocation Custom3	-1.11%	1.22%	4.79%	20.34%	5.11%	5.10%	N/A	5.10%	17.73%	4.79%	20.34%	5.11%	5.10%	N/A	5.10%	17.73%
Aggressive Allocation Fund - Class I Inception Date 6/30/2006, Class II Inception Date 5/1/2009
Class I	-1.17%	0.62%	5.06%	23.39%	-1.47%	1.29%	N/A	1.28%	N/A	5.06%	23.39%	-1.47%	1.29%	N/A	1.28%	N/A	1.27%
Class II	-1.19%	0.55%	4.93%	23.09%	N/A	N/A	N/A	N/A	18.90%	4.93%	23.09%	N/A	N/A	N/A	N/A	18.90%	1.52%
S&P 500 Index	-1.67%	0.10%	6.02%	30.69%	3.34%	2.94%	N/A	2.94%	23.58%	6.02%	30.69%	3.34%	2.94%	N/A	2.94%	23.58%
Aggressive Allocation Custom4	-1.40%	0.90%	5.54%	27.51%	3.72%	4.06%	N/A	4.06%	22.44%	5.54%	27.51%	3.72%	4.06%	N/A	4.06%	22.44%
1Effective June 30, 2011 the primary benchmark is changing from the Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and the Russell 1000¨ Indexes to the Custom Blended Index, which consists of 50% S&P 500 Index and 50% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index.

1Conservative Allocation Custom Index consists of 65% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index, 30% Russell 1000 Index and 5% MSCI EAFE Index.
2Moderate Allocation Custom Index consists of 45% Russell 3000 Index, 40% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and 15% MSCI EAFE Index.
3Aggressive Allocation Custom Index consists of 55% Russell 3000 Index, 15% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and 30% MSCI EAFE Index.

Not Part of the Semi-annual Report

Ultra Series Fund | June 30, 2011
Ultra Series Fund Performance (continued)	Average Annual Total Returns
	Monthly as of June 30, 2011								Quarterly as of June 30, 2011
	One Month	Three Months	Year-to-Date	One Year	Three Years	Five Years	Ten Years	Since Class I Inception	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Class I Inception	Expense Ratio
HYBRID FUNDS (continued)
Madison Target Retirement 2020 Fund4 - Inception Date 10/1/2007
Class I	-0.82%	1.11%	4.09%	16.59%	0.23%	N/A	N/A	-1.98%	4.09%	16.59%	0.23%	N/A	N/A	-1.98%	0.98%
Dow Jones Global Target 2020 Index	-0.79%	1.45%	4.13%	17.59%	4.99%	N/A	N/A	2.48%	4.13%	17.59%	4.99%	N/A	N/A	2.48%

Madison Target Retirement 2030 Fund5 - Inception Date 10/1/2007
Class I	-0.96%	0.87%	4.19%	18.68%	-0.25%	N/A	N/A	-2.82%	4.19%	18.68%	-0.25%	N/A	N/A	-2.82%	1.01%
Dow Jones Global Target 2030 Index	-1.17%	0.78%	4.77%	24.64%	4.93%	N/A	N/A	1.29%	4.77%	24.64%	4.93%	N/A	N/A	1.29%

Madison Target Retirement 2040 Fund6 - Inception Date 10/1/2007
Class I	-1.02%	0.73%	4.42%	20.92%	-1.44%	N/A	N/A	-4.04%	4.42%	20.92%	-1.44%	N/A	N/A	-4.04%	1.03%
Dow Jones Global Target 2040 Index	-1.43%	0.33%	5.14%	29.22%	4.98%	N/A	N/A	0.76%	5.14%	29.22%	4.98%	N/A	N/A	0.76%

Madison Target Retirement 2050 Fund7 - Inception Date 1/3/2011
Class I	-0.88%	0.76%	N/A	N/A	N/A	N/A	N/A	4.08%	N/A	N/A	N/A	N/A	N/A	4.08%	1.01%
Dow Jones Global Target 2050 Index	-1.47%	0.25%	N/A	N/A	N/A	N/A	N/A	4.28%	N/A	N/A	N/A	N/A	N/A	4.28%

4Madison Asset Management waived 0.20% of its 0.40% management fee for the Madison Target Retirement 2020 Fund from October 1, 2009 through February 17, 2011, at which time the fee was permanently reduced to 0.20%. If the Adviser had not waived these expenses, fund returns would have been lower.

5Madison Asset Management waived 0.20% of its 0.40% management fee for the Madison Target Retirement 2030 Fund from October 1, 2009 through February 17, 2011, at which time the fee was permanently reduced to 0.20%. If the Adviser had not waived these expenses, fund returns would have been lower.

6Madison Asset Management waived 0.20% of its 0.40% management fee for the Madison Target Retirement 2040 Fund from October 1, 2009 through February 17, 2011, at which time the fee was permanently reduced to 0.20%. If the Adviser had not waived these expenses, fund returns would have been lower.

7Madison Asset Management waived 0.20% of its 0.40% management fee for the Madison Target Retirement 2050 Fund since the Fund’s inception date of January 3, 2011 through February 17, 2011, at which time the fee was permanently reduced to 0.20%. If the Adviser had not waived these expenses, fund returns would have been lower.

Not Part of the Semi-annual Report

Ultra Series Fund | June 30, 2011
Ultra Series Fund Performance (continued)	Average Annual Total Returns
	Monthly as of June 30, 2011									Quarterly as of June 30, 2011
	One Month	Three Months	Year-to-Date	One Year	Three Years	Five Years	Ten Years	Since Class I Inception	Since Class II Inception	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Class I Inception	Since Class II Inception	Expense Ratio
EQUITY FUNDS - maximum sales charge 5.75%
Equity Income Fund - Class I and Class II Inception Date 4/30/10
Class I	-0.72%	-1.25%	1.10%	16.02%	N/A	N/A	N/A	6.32%	N/A	1.10%	16.02%	N/A	N/A	N/A	6.32%	N/A	0.92%
Class II	-0.75%	-1.31%	0.98%	15.74%	N/A	N/A	N/A	N/A	6.06%	0.98%	15.74%	N/A	N/A	N/A	N/A	6.06%	1.17%
S&P 500 Index	-1.67%	0.10%	6.02%	30.69%	N/A	N/A	N/A	11.85%	11.85%	6.02%	30.69%	N/A	N/A	N/A	11.85%	11.85%
CBOE BuyWrite Monthly Index	-1.80%	0.92%	2.42%	19.52%	N/A	N/A	N/A	6.40%	6.40%	2.42%	19.52%	N/A	N/A	N/A	6.40%	6.40%
Large Cap Value Fund - Class I Inception Date 1/3/1985, Class II Inception Date 5/1/2009
Class I	-1.60%	1.23%	7.80%	28.16%	0.18%	0.19%	1.99%	9.22%	N/A	7.80%	28.16%	0.18%	0.19%	1.99%	9.22%	N/A	0.62%
Class II	-1.62%	1.16%	7.67%	27.84%	N/A	N/A	N/A	N/A	19.32%	7.67%	27.84%	N/A	N/A	N/A	N/A	19.32%	0.87%
Russell 1000¨ Value Index	-2.05%	-0.50%	5.92%	28.94%	2.28%	1.15%	3.99%	11.09%	23.82%	5.92%	28.94%	2.28%	1.15%	3.99%	11.09%	23.82%
Large Cap Growth Fund - Class I Inception Date 1/3/1994, Class II Inception Date 5/1/2009
Class I	-0.93%	0.51%	5.07%	29.00%	3.52%	4.62%	1.29%	8.03%	N/A	5.07%	29.00%	3.52%	4.62%	1.29%	8.03%	N/A	0.82%
Class II	-0.96%	0.45%	4.94%	28.67%	N/A	N/A	N/A	N/A	19.88%	4.94%	28.67%	N/A	N/A	N/A	N/A	19.88%	1.07%
Russell 1000¨ Growth Index	-1.43%	0.76%	6.83%	35.01%	5.01%	5.33%	2.24%	7.39%	25.22%	6.83%	35.01%	5.01%	5.33%	2.24%	7.39%	25.22%
Mid Cap Fund - Class I Inception Date 10/31/2000, Class II Inception Date 5/1/2009
Class I	-0.79%	1.15%	9.60%	35.31%	3.53%	4.47%	3.06%	-0.41%	N/A	9.60%	35.31%	3.53%	4.47%	3.06%	-0.41%	N/A	0.91%
Class II	-0.80%	1.09%	9.47%	34.98%	N/A	N/A	N/A	N/A	26.15%	9.47%	34.98%	N/A	N/A	N/A	N/A	26.15%	1.16%
Russell Midcap¨ Index	-2.09%	0.42%	8.08%	38.47%	6.46%	5.30%	7.59%	6.98%	31.63%	8.08%	38.47%	6.46%	5.30%	7.59%	6.98%	31.63%
Small Cap Fund - Class I Inception Date 5/1/2007, Class II Inception Date 5/1/2009
Class I	-1.43%	0.43%	6.01%	33.73%	11.35%	N/A	N/A	4.26%	N/A	6.01%	33.73%	11.35%	N/A	N/A	4.26%	N/A	1.11%
Class II	-1.45%	0.37%	5.88%	33.40%	N/A	N/A	N/A	N/A	29.87%	5.88%	33.40%	N/A	N/A	N/A	N/A	29.87%	1.36%
Russell 2000¨ Index	-2.31%	-1.61%	6.21%	37.41%	7.77%	N/A	N/A	1.77%	29.29%	6.21%	37.41%	7.77%	N/A	N/A	1.77%	29.29%
International Stock Fund - Class I Inception Date 10/31/2000, Class II Inception Date 5/1/2009
Class I	-0.89%	3.83%	6.71%	30.55%	0.60%	2.75%	6.87%	5.12%	N/A	6.71%	30.55%	0.60%	2.75%	6.87%	5.12%	N/A	1.22%
Class II	-0.90%	3.78%	6.59%	30.25%	N/A	N/A	N/A	N/A	20.81%	6.59%	30.25%	N/A	N/A	N/A	N/A	20.81%	1.47%
MSCI EAFE Index	-1.23%	1.83%	5.35%	30.93%	-1.30%	1.96%	6.12%	4.22%	22.47%	5.35%	30.93%	-1.30%	1.96%	6.12%	4.22%	22.47%

Not Part of the Semi-annual Report

Ultra Series Fund | June 30, 2011
Review of Period

ECONOMIC OVERVIEW

The six-month period ended June 30, 2011 was fraught with contradictions, as bond and stock returns continued to be positive in the midst of considerable global disruption. Stock markets around the world opened the year in a positive trend, but as we entered the second quarter of 2011 it was increasingly evident that the global economy had hit a soft patch. The main factors that appeared to be underlying this slowdown were: a rise in commodity prices, led by energy costs; the aftermath of the tragic earthquake and tsunami in Japan; the continuing sovereign debt crisis in Europe which is centered in, but not contained to Greece; and the shift of monetary policies, most notably the ending of the Federal Reserve’s Quantitative Easing II.

Looking at results from the start of the period to the end, returns appear broadly positive across the major domestic and global stock and bond indices. The S&P 500, the most widely used proxy for domestic stocks, was up 6.02% and the MSCI EAFE Index, representing overseas markets, was up 5.35%. Bond investors also saw positive returns for the period, with the Barclays U.S. Aggregate Index up 2.72%. These returns belie the underlying volatility for the period, as markets reacted to the events mentioned above, producing moments when the year-to-date returns were considerably lower than those we achieved by period end.

While the news, including Washington’s impasse regarding the debt ceiling, often seemed gloomy, the markets continued to climb the proverbial "wall of worry." Supporting these results were corporate profits, which have continued to be robust. It appears that a wide swath of U.S. businesses have learned to do more with less, producing an environment where corporations show healthy fundamentals, while unemployment remains stubbornly high. While consumer spending is still not out of the doldrums, we continue to see controlled inflation and historically low interest rates, conditions which have traditionally been healthy for corporate balance sheets.

Outlook

Looking forward, a number of second quarter developments bolstered our confidence that the economy can once again regain its footing as we move through the second half of 2011 and into 2012. For instance, the price of oil declined by more than 15% since peaking in late April. In addition, global supply chain disruptions from the Japanese earthquake appeared to be fading. Meanwhile, in Europe, another "fix" appeared to be in place which could at least improve the odds for a delayed and orderly (as opposed to disorderly) Greece default, welcome news to a number of very shaky European banks. On the fiscal front, serious political discussions focused on an extension of federal stimulus into 2012 appeared to be providing more time for the economy to heal before it sets out on its own. Finally, the ongoing credit cycle tightening in China may soon be coming to a close. Still, this is certainly no time for complacency. As a nation we are still going through a rather lengthy and painful de-leveraging process. We believe this ongoing de-leveraging could lead to more fragile economic growth with shorter and choppier economic cycles. The soft patches of 2010 and 2011 are quite consistent with this tempered view.

Ultra Series Fund | June 30, 2011
CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Conservative Allocation Fund invests primarily in shares of registered investment companies (the "underlying funds"). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation:

•Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison employs a risk management sleeve within the fund for the purpose of risk reduction when and if conditions exist that require reduction of equity exposure.

INVESTING ENVIRONMENT

The first half of 2011 provided investors with strong returns across the global markets. However, the path taken to reach these returns was anything but smooth. As of June 30, 2011 the S&P 500 Index returned 6.02% year-to-date, a return that included up and down moves of 6.8%, -6.4%, 8.5%, -7.2%, and 4.4%. The U.S. Treasury market experienced similar volatility, starting the year with a yield of 3.3%, the 10-Year U.S. Treasury Bond underwent yield swings of 0.4%, -0.5%, 0.4%, -0.7%, and 0.2%. By the end of June, the return of core bonds as measured by the Barclays US Aggregate Bond Index stood at +2.72% for the year. International equities lagged the return of U.S. stocks, with the MSCI EAFE Index up 5.35% for the first six months of 2011.

The equity markets charged out of the gate, buoyed by the liquidity being provided via the Federal Reserve’s second round of quantitative easing (QE II) initiated in late 2010, encouraged by signs of improvement in U.S. economic data, and enamored with the continued strength of corporate profits. The market euphoria quickly evaporated as strife spread across the Middle East/North Africa, and Japan, the world’s third largest economy, was hit with an unimaginable tragedy. After a substantial market recovery, signs reemerged that all was not "well" in the U.S. economy. Challenging reports on manufacturing, jobs, and housing, as well as the end of QE II looming ahead, ignited the year’s second sell-off.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/11
Bond Funds	60%
Stock Funds	23%
Foreign Stock Funds	8%
Foreign Bond Funds	8%
Money Market Funds and Other Net Assets	1%

PERFORMANCE DISCUSSION

For the six-month period ended June 30, 2011, the Ultra Series Conservative Allocation Fund returned 3.60% (Class I shares), while the Conservative Allocation Custom Index returned 3.98%. Underperformance in the fund’s core fixed income and select US large cap equity holdings explained the majority of the performance gap. As expected, given our

Ultra Series Fund | June 30, 2011
Conservative Allocation Fund (concluded)

more defensive posturing, the fund held up well during the periods of market stress, but lagged during the rallies.

Top Contributors to performance were:  MEMBERS Large Cap Value Fund Class Y, up 7.6% for the period, MEMBERS International Stock Fund Class Y 6.5%, and MEMBERS Large Cap Growth Fund Class Y 5.1%.

Detractors from performance included:  Mosaic Institutional Bond Fund 1.5%, MEMBERS Bond Fund Class Y 2.1%, and MEMBERS Equity Income Fund Class Y 2.1%.

FUND CHANGES

Our overall asset allocation, stocks to bonds, remained stable during the period. IVA Worldwide Fund was added to the portfolio in February. IVA is a global equity fund with a flexible mandate and solid history of above average risk-adjusted returns. The fund’s seasoned investment team focuses on absolute not relative value, with the ability to invest across the capital structure and asset classes. A combination of reductions to our international and U.S. large cap positions were made to accommodate the new position.

MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Moderate Allocation Fund invests primarily in shares of registered investment companies (the "underlying funds"). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation:

•Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison employs a risk management sleeve within the fund for the purpose of risk reduction when and if conditions exist that require reduction of equity exposure.

INVESTING ENVIRONMENT

The first half of 2011 provided investors with strong returns across the global markets. However, the path taken to reach these returns was anything but smooth. As of June 30, 2011 the S&P 500 Index returned 6.02% year-to-date, a return that included up and down moves of 6.8%, -6.4%, 8.5%, -7.2%, and 4.4%. The U.S. Treasury market experienced similar volatility, starting the year with a yield of 3.3%, the 10 year U.S. Treasury Bond underwent yield swings of 0.4%, -0.5%,0.4%, -0.7%, and 0.2%. By the end of June, the return of core bonds as measured by the Barclays U.S. Aggregate Bond Index stood at 2.72% for the year. International equities lagged the return of U.S. stocks, with the MSCI EAFE Index up 5.35% for the first six months of 2011.

Ultra Series Fund | June 30, 2011
Moderate Allocation Fund (concluded)

The equity markets charged out of the gate, buoyed by the liquidity being provided via the Federal Reserve’s second round of quantitative easing (QE II) initiated in late 2010, encouraged by signs of improvement in U.S. economic data, and enamored with the continued strength of corporate profits. The market euphoria quickly evaporated as strife spread across the Middle East/North Africa, and Japan, the world’s third largest economy, was hit with an unimaginable tragedy. After a substantial market recovery, signs reemerged that all was not "well" in the U.S. economy. Challenging reports on manufacturing, jobs, and housing, as well as the end of QE II looming ahead, ignited the year’s second sell-off.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/11
Bond Funds	36%
Foreign Bond Funds	5%
Stock Funds	46%
Foreign Stock Funds	12%
Money Market Funds and Other Net Assets	1%

PERFORMANCE DISCUSSION

For the six-month period ended June 30, 2011, the Ultra Series Moderate Allocation Fund returned 4.48% (Class I shares), while the Moderate Allocation Custom Index returned 4.79%. Underperformance in the fund’s core fixed income and select U.S. large cap equity holdings explained the majority of the performance gap. As expected, given our more defensive posturing, the fund held up well during the periods of market stress, but lagged during the rallies.

Top Contributors to performance were: MEMBERS Mid Cap Fund Class Y, up 9.4% for the period, The Yacktman Fund 8.5%, and MEMBERS Large Cap Value Fund Class Y 7.6%.

Detractors from performance included: Mosaic Institutional Bond Fund 1.5%, MEMBERS Bond Fund Class Y 2.1%, and MEMBERS Equity Income Fund Class Y 2.1%.

FUND CHANGES

Our overall asset allocation, stocks to bonds, remained stable during the period. IVA Worldwide Fund was added to the portfolio in February. IVA is a global equity fund with a flexible mandate and solid history of above average risk-adjusted returns. The fund’s seasoned investment team focuses on absolute not relative value, with the ability to invest across the capital structure and asset classes. A combination of reductions to our international and U.S. large cap positions were made to accommodate the new position.

AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Aggressive Allocation Fund invests primarily in shares of registered investment companies (the "underlying funds"). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation:

•Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations

9

Ultra Series Fund | June 30, 2011
Aggressive Allocation Fund (continued)

of asset classes would affect the fund under different economic and market conditions.

•Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison employs a risk management sleeve within the fund for the purpose of risk reduction when and if conditions exist that require reduction of equity exposure.

INVESTING ENVIRONMENT

The first half of 2011 provided investors with strong returns across the global markets. However, the path taken to reach these returns was anything but smooth. As of June 30, 2011, the S&P 500 Index returned 6.02% year-to-date, a return that included up and down moves of 6.8%, -6.4%, 8.5%, -7.2%, and 4.4%. The U.S Treasury market experienced similar volatility, starting the year with a yield of 3.3%, the 10-Year U.S. Treasury Bond underwent yield swings of 0.4%, -0.5%, 0.4%, -0.7%, and 0.2%. By the end of June, the return of core bonds as measured by the Barclays U.S. Aggregate Bond Index stood at 2.72% for the year. International equities lagged the return of U.S. stocks, with the MSCI EAFE Index up 5.35% for the first six months of 2011.

The equity markets charged out of the gate, buoyed by the liquidity being provided via the Federal Reserve’s second round of quantitative easing (QE II) initiated in late 2010, encouraged by signs of improvement in U.S. economic data, and enamored with the continued strength of corporate profits. The market euphoria quickly evaporated as strife spread across the Middle East/North Africa, and Japan, the world’s third largest economy, was hit with an unimaginable tragedy. After a substantial market recovery, signs reemerged that all was not "well" in the U.S. economy. Challenging reports on manufacturing, jobs, and housing, as well as the end of QE II looming ahead, ignited the year’s second sell-off.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/11
Bond Funds	8%
Foreign Bond Funds	2%
Stock Funds	67%
Foreign Stock Funds	21%
Money Market Funds and Other Net Assets	2%

PERFORMANCE DISCUSSION

For the six-month period ended June 30, 2011, the Ultra Series Aggressive Allocation Fund returned 5.06%, while the Aggressive Allocation Custom Index returned 5.54%. Underperformance in the fund’s alternative strategies and select U.S. large cap equity holdings explained the majority of the performance gap. As expected, given our more defensive posturing, the fund held up well during the periods of market stress, but lagged during the rallies.

Top Contributors to performance were:  MEMBERS Mid Cap Fund Class Y, up 9.4% for the period.  The Yacktman Fund 8.5%, and MEMBERS Large Cap Value Fund Class Y 7.6%.

Detractors from performance included:  Hussman Strategic Growth Fund -0.1%, Matthews Asian Growth & Income Fund 1.7%, and MEMBERS Equity Income Fund Class Y 2.1%.

FUND CHANGES

Our overall asset allocation, stocks to bonds, remained stable during the period. IVA Worldwide Fund was added to the portfolio in February. IVA is a global equity fund with a flexible mandate and solid history of above

Ultra Series Fund | June 30, 2011
Aggressive Allocation Fund (concluded)

average risk-adjusted returns. The fund’s seasoned investment team focuses on absolute not relative value, with the ability to invest across the capital structure and asset classes. A combination of reductions to our international and U.S. large cap positions were made to accommodate the new position.

MONEY MARKET FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Money Market Fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase. These securities will be obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multi-national organizations, such as the World Bank. The fund may invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial, or consumer loans originated by credit unions or other financial institutions.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/11
Fannie Mae	28%
Federal Home Loan Bank	21%
Freddie Mac	25%
U.S. Treasury Bills	8%
Commercial Paper	14%
Cash and Other Net Assets	4%

BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Bond Fund invests at least 80% of its assets in bonds. To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-6 year) average portfolio duration (a measure of a security’s price sensitivity to changes in interest rates). The fund also strives to minimize risk in the portfolio by making strategic decisions relating to credit risk and yield curve outlook. The fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

INVESTING ENVIRONMENT

The bond market started the year with reasonably high expectations as the economy had regained its footing. The economy had strung together three consecutive quarters of 3% or higher GDP growth, tax cuts had been retained and new ones instituted, as well as, quantitative easing II (QE II) being engaged. By February 10 Year Treasuries reached 3.74% from their October lows of 2.39%. But as the ‘Arab Spring’ drove the price of oil upward and tragedy unfolded in Japan, serious reservations about economic resilience arose. Growth noticeably softened not only in the U.S., but on a global basis as the year progressed. As if more complexity was needed, the fates tossed in further turmoil in Europe, the drama of a potential default by the U.S., and the approaching conclusion of QE2. By late June rates reached their low year-to-date of 2.87% only to finish the first half at 3.16%. With all the turbulence, rates between two and ten years declined approximately 15 bps during the first half.

Ultra Series Fund | June 30, 2011
Bond Fund (concluded)

The spread sectors of the market experienced multiple bouts of ‘risk on’ followed by ‘risk off’ characteristics. Broadly speaking, the first quarter experienced positive excess returns across all sectors versus the -0.14% return of the Bank of America Merrill Lynch U.S. Treasury Master Index. Overall corporate bonds garnered a return in excess of Treasuries ("excess returns") of 1.15% while both banks and BBB rated bonds earned about 1.6% more and high yield lead the way with an excess return over 3.8%. Securitized products also did well as residential mortgage-backed bonds produced excess returns of 0.50% and commercial mortgage-backed bonds returned 1% over Treasuries. The second quarter partially reversed this as credit sectors underperformed Treasuries by a range of about -0.25% for industrials to -1.3% for high yield. Securitized bonds managed to earn modestly positive excess returns. Excess returns for the six months were corporates 0.8%, banks 0.9%, BBB 1.4%, high yield 2.6%, and mortgages 0.7%.

PERFORMANCE DESCRIPTION

For the six-month period ended June 30, 2011, the Ultra Series Bond Fund earned 2.28% (Class I shares) while the Bank of America Merrill Lynch U.S. Corporate Government & Mortgage Index returned 2.74%. There was no meaningful change in the difference of interest rates or Treasury Bonds versus interest rates on other fixed income securities, such as corporate bonds during the period. Being approximately 10% short the duration of the benchmark as rates declined hurt relative performance. Being overweight in Treasuries also detracted from performance as corporate bonds and other non-Treasury bonds outperformed, specifically banks and mortgages. The Fund benefitted from overweighting BBB rated securities and in general from security selection. While some holdings underperformed, notably pharmaceuticals (Wyeth Ltd., Merck & Co. Inc., and Genentech) more performed exceedingly well. Some names that suffered previously such as Transocean Ltd. and Valero Energy Corp. in the energy space, HCP Inc. and Simon Property Group in the Real Estate sector, performed very well during this period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/11
Asset Backed	2%
Corporate Notes and Bonds	27%
Mortgage Backed	21%
U.S. Government and Agency Obligations	47%
Cash and Other Net Assets	3%

FUND CHANGES

There were no major structural changes in the portfolio. Duration and sector allocations were relatively constant over the period. We attempted to reduce BBB exposure in June, but the sale prices were sufficiently low to cause us to continue holding.

HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as "junk" bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may emphasize security selection in business sectors that favor the economic outlook. Under normal market conditions, the fund invests at least 80% of its assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

INVESTING ENVIRONMENT

A steady stream of increasing global risks pervaded the markets during the six-month

Ultra Series Fund | June 30, 2011
High Income Fund (concluded)

period ended June 30, 2011. Employment and housing continued to be the weakest links in the U.S. economy, as concerns about the U.S. Federal Debt limit and European sovereign debt refinancing grew. Not surprisingly, a flight-to-quality took place during the first half of 2011. Government bonds performed well as 7 to 10 year U.S. Treasuries returned 3.80%, and equities fought through volatility to post solid returns (S&P 500 6.02%, NASDAQ 5.00%).

High Yield bonds performed in the middle of stocks and treasuries, rising 4.93% for the reporting period according to the Bank of America Merrill Lynch High Yield Master II Constrained Index. Volatile equity markets, lower growth forecasts and global macro concerns all weighed on the market, but spreads finished the six month period at the same level where they started the year (approximately 570 basis points over treasuries). The fundamentals for high yield companies remain intact with most firms reporting stronger cash flows than in the prior year for the first half of 2011. June marked the 22nd consecutive month in which credit upgrades exceeded downgrades and the ratio is at the highest it has been in 15 years.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/11
Consumer Discretionary	30%
Consumer Staples	8%
Energy	7%
Financials	3%
Health Care	8%
Industrials	16%
Information Technology	5%
Materials	7%
Telecommunication Services	7%
Utilities	3%
Cash and Other Net Assets	6%
 Consumer Discretionary includes securities in the following industries:  Auto Components; Consumer Finance; Hotels, Restaurants & Leisure; Household Durables; Media; Multiline Retail; Specialty Retail; and Textiles, Apparel & Luxury Goods.

PERFORMANCE DISCUSSION

The Ultra Series High Income Fund returned 3.76% (Class I shares) for the six-month period ended June 30, 2011. For the same period the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index returned 4.93%. Contributing positively to the fund’s performance during the six month period was an overweight position in Cable (EchoStar Corp., UPC Technology), positive selection within the Metals & Mining sector, (Alpha Natural Resources Inc.), and portfolio underweighting in the Forestry and Paper sector. Restraining performance during the reporting period was underweighting in the Utility sector (El Paso Corp., TXU Energy), and overweighting in the Printing and Publishing sector (Cengage Learning). A 10.09% average weighting in convertible securities added to performance during the reporting period, although we reduced the convertible holdings to finish the first half of 2011 with a 7.64% weighting.

FUND CHANGES

During the reporting period, the Ultra Series Fund participated actively in the high yield new issue market, purchasing positions in 23 different debt offerings as issuers refinanced existing capital structures at attractive rates and as we sought to keep the fund fully invested in suitable securities. Our convertible investments are credit-oriented and are not based primarily upon equity prices, but we intend to lower our convertible holdings during the second half of the year to reduce our exposure to equity price volatility.

Ultra Series Fund | June 30, 2011
DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds. Generally, however, bonds will constitute up to 80% of the fund’s assets, stocks will constitute up to 60% of the fund’s assets, real estate securities will constitute up to 25% of the fund’s assets, foreign stocks and bonds will constitute up to 25% of the fund’s assets and money market instruments may constitute up to 25% of the fund’s assets. The fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund’s assets. The balance between the two strategies of the fund (fixed income and equity investing) is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand. The fund typically sells a stock when the fundamental expectations for producing competitive yields at an acceptable level of price risk no longer apply, the price exceeds the intrinsic value or other stocks appear more attractive.

INVESTING ENVIRONMENT

During the six-month period ended June 30, 2011, the broader market as measured by the Russell 1000¨ Index returned 6.37%, these returns were led by the Health Care sector, which climbed 14.2%, and the Energy sector, which returned 10.9%. Health Care stocks were viewed as showing improving fundamentals during a period when many investors became concerned the economy was slowing. Economic deceleration was also reflected in the Bond market, where bonds rallied as 5-Year U.S. Treasury Note Yields declined from 2.01% to 1.76%. Energy stocks were boosted as oil prices rose from $91 to $95 due to stable demand and supply disruptions. Financial stocks were the weakest and the only sector out of ten with a negative return. Financials declined nearly 2% as home prices continued to decline and concerns about European debt defaults grew. Information Technology stocks were the second weakest sector in the benchmark, rising 2.6% as concerns lingered about large firms maturing faster than had been anticipated.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/11
Common Stocks	52%
Corporate Notes and Bonds	17%
U.S. Government and Agency Obligations	14%
Mortgage Backed	10%
Asset Backed	1%
Cash and Other Net Assets	6%

PERFORMANCE DISCUSSIONS

Effective June 30, 2011, the Ultra Series Diversified Income Fund’s primary benchmark is changing from two indexes, the Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and the Russell 1000¨ Index, to a single Custom Blended Index, which consists of 50% S&P 500 Index and 50% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index. This index will better reflect the types of stocks and bonds typically held in the fund as described in the current prospectus. During the six-month period ended June 30, 2011, the fund returned 5.35% (Class I shares), outperforming the Custom Blended Index return of 4.17%.

Within the stock portion of the fund (approximately 52% on June 30, 2011), relative performance was helped by the fund’s Energy, Industrial, and Information Technology performance, especially in stock selection. Financial sector holdings also helped, mainly

Ultra Series Fund | June 30, 2011
Diversified Income Fund (concluded)

due to the fund’s underweight position. Some of the biggest contributors include Marathon Oil Corp., Pfizer Inc., Chevron Corp., and VF Corp. Only one of the ten sectors, Health Care, detracted performance. Merck & Co. was a laggard, and the lack of exposure to higher growth Health Care stocks hurt performance. In the Financial sector, performance of Axis Capital Holdings Ltd. and The Bank of New York Mellon Corp. lagged. While the bond portion was short duration and thus modestly hurt by the minor drop in rates, we have more exposure to other Fixed Income Sectors (such as Corporate Bonds) and a lower exposure to Treasury Bonds.

FUND CHANGES

The most notable portfolio changes included an increase in the Industrial sector allocation weighting from around 10% to 13.5% as we started positions in The Boeing Co., Norfolk Southern Corp., Emerson Electric Co., and United Parcel Services Inc. (UPS). The Consumer Discretionary weight rose from about 6% to 7% with the addition of Target Corp. The Financial sector weight rose from roughly 11.5% to 12.5% with the addition of PartnerRe Ltd. These increases were funded by trimming the allocation to the Health Care sector, from 17% to 15%, as Baxter International Inc. was sold. The weighting toward Energy was reduced from 14% to around 12.5% ; likewise, Consumer Staples and Information Technology were reduced by about 1% each. All of these changes resulted from bottom-up decisions.

EQUITY INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Equity Income Fund invests primarily in common stocks of large-and mid-capitalization companies that are, in the view of the fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. The portfolio managers will allocate the fund’s assets among stocks in sectors of the economy based upon their expected earnings growth rates, adjusted to reflect their views on economic and market conditions and sector risk factors.

The fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The fund seeks to produce a high level of current income and current gains generated from option writing premiums and, to a lesser extent, from dividends. The extent of option writing activity will depend upon market conditions and the portfolio manager’s ongoing assessment of the attractiveness of writing call options on the fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

INVESTING ENVIRONMENT

The six-month period ended June 30, 2011 began much like 2010 ended. With stock markets surging higher driven by a seemingly endless supply of government financial support only to fall back as geo-political risks soared and the Japanese tragedy unfolded in February and March. Stock prices bounced within a relatively narrow trading range for the remainder of the period, with a growing list of economic and political concerns being offset by continued low interest rates, high liquidity and the hope that the weight of negative news would pass, allowing for more stable and sustainable growth as we look into 2012. The growing negative issues led us to continue our conservative approach in the portfolio, opportunistically using market pull-backs as buying opportunities. For the six-

Ultra Series Fund | June 30, 2011
Equity Income Fund (concluded)

month period, the S&P 500 Index rose 6.02% while the S&P BuyWrite Index (BXM) rose 2.42%. The fund lagged the BXM index slightly, due mainly to its defensive positioning and higher level of cash.

As the market continued to move higher early in the year, most of the fund’s call option positions were in-the-money and many with January expiration dates resulted in the underlying stock positions being called away. The resulting increase in cash levels was, as mentioned, opportunistically reinvested. However, the short duration of the market decline in early March, coupled with the sharp rebound through the end of April, provided only a very small window of opportunity. The fund maintained a higher than normal cash level due to concerns that valuation levels remained elevated and that the growing negative combination of rising foreign geo-political risk, troubling domestic debt challenges and a general reduction of growth expectations would continue to weigh on the market. This was the primary reason for the fund lagging its primary benchmarks. As markets corrected in June, the fund’s defensive positioning dramatically narrowed the performance differential. However, the strong surge in the final days of June reversed much of the positive effect.

PERFORMANCE DISCUSSION

For the six-month period ended June 30, 2011, the fund has returned 1.10% (Class I), while the S&P 500 Index has returned 6.02% and the CBOE Buy-Write Index has returned 2.42%. The performance of the fund’s individual holdings was mixed during the period. Natural gas related holdings such as Petrohawk Energy Corp. and Southwestern Energy Co. performed very well along with Noble Corp. In the Health Care sector, strong performance from Mylan Inc./PA and Gilead Sciences, Inc. was offset by relative weakness in Teva Pharmaceutical Industries and Merck & Co. Inc. The performance of technology holdings was mixed with Adobe Systems Inc., eBay Inc. and Varian Semiconductor Equipment Associates Inc. performing very strongly while Google Inc. and Cisco Systems Inc. were among the fund’s weakest performers. The overall quality of the fund’s equity positions is very high which should provide added support in the event of future market volatility.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/11
	Fund	S&P 500 Index
Consumer Discretionary	15%	11%
Consumer Staples	–	10%
Energy	14%	13%
Financials	11%	15%
Health Care	15%	12%
Industrials	2%	11%
Information Technology	25%	18%
Materials	–	4%
Telecommunication Services	–	3%
Utilities	–	3%
Exchange-Traded Fund	4%	–
Cash and Other Net Assets	14%	–

FUND CHANGES

The bulk of portfolio changes resulted from individual equity positions being called away with a corresponding increase in cash. As opportunities presented, new positions were established in Staples Inc., Target Corp., Apache Corp., CarMax Inc., Petrobras Argentia SA, Stryker Corp. and Microsoft Corp. The Financial and Health Care sectors were most affected by assignments as American Express Co., Capital One Financial Corp., IntercontinentalExchange Inc., Community Health Systems Inc., St. Jude Medical Inc. and United Healthcare were all called away during the period.

Ultra Series Fund | June 30, 2011
LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Value Fund will, under normal market conditions, invest primarily in large cap stocks. The fund follows a "value" approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The fund will diversify its holdings among various industries and among companies within those industries. The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values.

INVESTING ENVIRONMENT

During the six-month period ended June 30, 2011, value stocks rose 5.92% as measured by the Russell 1000 Value¨ Index. Benchmark returns were led by the Health Care sector 16.1% and the Energy Sector 10.5%. Health Care stocks showed improving fundamentals during a period when many investors became concerned that the economy was slowing. Energy stocks benefitted from oil prices rising from $91 to $95 due to stable demand and supply disruption. Financial stocks were the weakest, declining -3.3% as home prices continued to decline and concerns about European debt defaults grew. Information Technology stocks were the second weakest sector in the benchmark, rising 0.2% as concerns lingered about large firms maturing faster than had been anticipated.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/11
	Fund	Russell 1000¨ Value Index
Consumer Discretionary	6%	9%
Consumer Staples	11%	7%
Energy	14%	13%
Financials	20%	27%
Health Care	15%	12%
Industrials	13%	9%
Information Technology	12%	8%
Materials	2%	3%
Telecommunication Services	3%	5%
Utilities	2%	7%
Cash and Other Net Assets	2%	–

PERFORMANCE DISCUSSION

During the six-month period ended June 30, 2011, the Ultra Series Large Cap Value Fund returned 7.80%, ahead of the benchmark.  Relative performance was helped by the performance of the fund’s financial stocks, as well as its underweighting in the sector. This sector alone accounted for 80% of the outperformance. Energy and Industrial sector picks also aided relative performance. Marathon Oil Corp. announced it was spinning off its Refining & Marketing business, adding nearly 0.5% to relative performance, as the stock rose 33% during the period. International Business Machines Corp. (IBM) provided a boost to performance, while The Bank of New York Mellon Corp. was a performance drag. Cisco Systems Inc. also was detrimental to performance as earnings expectations continued to fall. This was the main reason our Information Technology holdings were a drag on performance. In addition, the Utility sector detracted from performance due to our underweight position in the sector, which we consider fully valued.

FUND CHANGES

The most notable portfolio changes include an increase in the Industrial sector weight

Ultra Series Fund | June 30, 2011
Large Cap Value Fund (concluded)

from around 9.5% to 13.5%. As we started positions in The Boeing Co., Norfolk Southern Corp., Emerson Electric Co., and United Parcel

Services Inc. (UPS). We reduced the fund’s Energy holdings from nearly 15.5% to 13.5%, partly through eliminating Marathon Oil Corp. We reduced the fund’s Information Technology weight from around 13% to 11.5%. We eliminated Vodafone Group PLC and thereby reduced the Telecom sector weighting from 3.5% to 2.5%. Composition of the fund’s Financial sector holdings shifted as we eliminated J.P. Morgan Chase & Co. while starting positions in Brookfield Asset Management Inc. and Berkshire-Hathaway Inc.

LARGE CAP GROWTH FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Growth Fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its assets in large cap stocks. The fund follows a "growth" approach, meaning the portfolio managers seek stocks that have low market prices relative to their perceived growth capabilities as estimated based on fundamental analysis of the issuing companies and their prospects. The fund typically seeks higher earnings growth capabilities in the stocks it purchases, and may include some companies undergoing more significant changes in their operations or experiencing significant changes in their markets. The fund will diversify its holdings among various industries and among companies within those industries. The fund has an active trading strategy which will lead to more portfolio turnover than a more passively-managed fund. The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its perceived value or other stocks appear more attractively priced relative to their prospects.

INVESTING ENVIRONMENT

Despite a number of exogenous shocks to an already weak U.S. economy, such as the "Arab Spring", the tragedy in Japan, and the economic crisis in Greece, the U.S. Stock Market rallied in the first half of the period. Explanation for the rally may be that corporate profits continued to surge due to global sales opportunities combined with disciplined cost containment stemming from the financial crisis in 2008. Commodity and energy prices led the rally in the first quarter. After a substantial market advance, signs reemerged that all was not "well" in the U.S. economy. Challenging reports on manufacturing, jobs, and housing, as well as the end of QE II looming ahead, ignited the year’s second sell-off.

For the six-month period, both Health Care and Energy sectors were among the best performers, illustrating the vacillation of sentiment, since Energy stocks tend to be tied to the perception of stronger economic growth, while Health Care stocks tend to do well during slower growth bouts.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/11
	Fund	Russell 1000¨ Growth Index
Consumer Discretionary	11%	14%
Consumer Staples	7%	12%
Energy	13%	12%
Financials	4%	4%
Health Care	8%	11%
Industrials	10%	13%
Information Technology	40%	27%
Materials	3%	6%
Telecommunication Services	–	1%
Utilities	–	–*
Cash and Other Net Assets	4%	–
 Information Technology includes securities in the following industries: Communications Equipment; Computers and Peripherals; Electronic Equipment, Instruments & Components; Internet Software & Services; IT Services; Semiconductors & Semiconductor Equipment; and Software.
*Rounds to 0%

Ultra Series Fund | June 30, 2011
Large Cap Growth Fund (concluded)

PERFORMANCE DISCUSSION

For the six-month period ended June 30, 2011, your fund had a positive return of 5.07% (Class I shares) for the six-month period ended June 30, 2011, while the Russell¨ 1000 Growth Index returned 6.83% on a relative basis. In a rising market, holding any cash will detract from performance. As we took profits in fully valued holdings, cash in the fund rose, negatively impacting performance. Second, we were correct to have a significant Energy exposure, which helped performance, although one holding, Weatherford International Ltd., dropped almost 15% in price due to company-specific issues. Its price drop offset some of our gains, such as the 35% gain in Petrohawk Energy Corporation.

In Health Care, positions in Allergan Inc., the company selling Botox, and in UnitedHealth Group Inc., the plan provider, aided performance, advancing over 20% and 40% respectively. Our holding in Celgene Corporation, an established biotechnology firm, offset some gains, although we remain committed to its growth prospects.

Lastly, Visa Inc., our largest position, rebounded to up over 20% for the period, after dropping in value in prior periods in response to imprecise federal legislation.

As noted, individual stock price volatility remains elevated, whereas the overall market moves up to this juncture have been tame. Such an environment can favor investors who try to understand the fundamentals of a business in order to determine the magnitude or duration of future opportunities.

FUND CHANGES

Overall, we believe companies which can demonstrate success in a sluggish economic backdrop will be rewarded with increasing P/Es as investors add to winners and sell deteriorating fundamentals over time.

For example, we initiated a position in Sandisk Corporation, a NAND flash memory provider, given our belief in its likely continued success related to the torrid uptake of mobile devices such as tablets and smartphones. We also bought positions in Cerner Corporation and CareFusion Corporation, two firms aiding Health Care productivity. Alternatively, we sold our position in Lamar Advertising Co. since it did not respond well to the current market environment.

MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Mid Cap Fund generally invests in common stocks of midsize companies and will, under normal market conditions, maintain at least 80% of its assets in mid cap securities. However, the fund will not automatically sell a stock because its market capitalization has changed and such positions may be increased through additional purchases. The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio managers believe in selecting stocks for the fund that show steady, sustainable growth and reasonable valuations. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment. Stocks are generally sold when target prices are reached, company

Ultra Series Fund | June 30, 2011
Mid Cap Fund (continued)

fundamentals deteriorate or more attractive stocks are identified.

INVESTING ENVIRONMENT

For the six-month period ended June 30, 2011, midcap stocks had a period of solid performance despite concerns about a soft patch in the economy. Sharply higher oil prices and global economic fallout from the natural disaster in Japan resulted in a mild correction during the second quarter before stocks finished on a strong note, rising over 4% in the final four trading days of June. For the six month period, the Russell Midcap¨ Index rose 8.08%. Within the index, sectors with less cyclical characteristics generated the best performance. For example, the Health Care and Consumer Staples sectors each had returns above 16%. Other strong sector performances were in Consumer Discretionary and Materials, while the worst performing sectors were Telecommunications, Financials and Information Technology.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/11
	Fund	Russell Midcap¨ Index
Consumer Discretionary	20%	15%
Consumer Staples	4%	6%
Energy	7%	9%
Financials	25%	19%
Health Care	12%	10%
Industrials	15%	12%
Information Technology	10%	13%
Materials	2%	7%
Telecommunication Services	–	2%
Utilities	–	7%
Cash and Other Net Assets	5%	–

PERFORMANCE DISCUSSION

For the six-month period ended June 30, 2011, the Ultra Series Mid Cap Fund increased 9.60% (Class I shares), compared with the Russell Midcap Index return of 8.08%. We believe our focus on firms with sustainable competitive advantages, modest financial leverage and stable earnings histories will result in long-term outperformance.

Relative to the benchmark, the fund’s Industrial holdings contributed nicely to performance. Used car auctioneer Copart Inc., global rail industry equipment provider Wabtec Corp/DE, and used construction equipment auctioneer Ritchie Brothers Auctioneers Inc. were top performers in the sector. The Financial sector also generated strong performance from insurance holding company W.R. Berkley Corp. and diversified holding company Leucadia National Corp.

Relative weakness compared to the benchmark occurred in the Consumer Discretionary and Consumer Staples sectors. Leading office supply retailer Staples Inc. and outdoor advertiser Lamar Advertising Company negatively impacted results. Within Consumer Staples, alcohol manufacturer Brown-Forman Corp. and spice manufacturer McCormick & Co. Inc./MD detracted from performance.

FUND CHANGES

We increased exposure to the Consumer Discretionary sector during the period by purchasing Staples Inc., which is the low cost supplier to the office products industry with leading market share. Our thesis is that its business will pick up when white collar employment and small business formation improves as the economy slowly recovers, and the stock is not priced to reflect this. We also increased existing positions in home furnishing provider Bed Bath & Beyond Inc. and used car dealer CarMax Inc. We maintain an overweight position in Consumer Discretionary as we believe the fund’s holdings are strong franchises with good pricing power.

We reduced the fund’s exposure to the Materials and Telecommunications sectors during the quarter. We sold global paint manufacturer Valspar Corp. after a period of outperformance. Within Telecommunications, we sold tower

Ultra Series Fund | June 30, 2011
Mid Cap Fund (concluded)

operator Crown Castle International Corp. which also had contributed nicely to results. The fund now has an underweight position in the Materials and Telecommunications sectors because we are finding better ideas in other areas of the market.

SMALL CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Small Cap Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. The portfolio managers employ a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of companies they believe have attractive valuations. The portfolio managers focus on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market. Through fundamental research, the portfolio managers seek to identify those companies that possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average.

INVESTING ENVIRONMENT

U.S. equities started the year with gains as strong corporate earnings and generally supportive economic data were sufficient to offset civil unrest in the Middle East and North Africa, surging commodity costs, and natural disasters in Japan and Australia. However, markets weakened into June as renewed doubts about the global recovery and continued concerns over eurozone debt, particularly in Greece, triggered a sharp rise in risk aversion. Political uncertainty around the U.S. debt ceiling and the potential for a technical default later this summer added to investor worries. For the six-month period, growth stocks (+8.59%) outperformed value (+3.77%) while small cap stocks (+6.21%) slightly outpaced their larger peers (+6.02%), as measured by the Russell 2000 Growth¨, Russell 2000¨ Value, Russell 2000¨, and S&P 500 Indices, respectively. All sectors within the Russell 2000¨ Index posted positive returns over the period. The Telecommunication Services, Health Care, Consumer Staples, and Energy sectors rose the most; Financials, Industrials, and Consumer Discretionary stocks rose more modestly.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/11
	Fund	Russell 2000¨ Index
Consumer Discretionary	18%	14%
Consumer Staples	1%	3%
Energy	5%	6%
Financials	23%	20%
Health Care	8%	12%
Industrials	24%	16%
Information Technology	8%	19%
Materials	5%	6%
Telecommunication Services	–	1%
Utilities	5%	3%
Cash and Other Net Assets	3%	–

PERFORMANCE DISCUSSION

For the six-month period ended June 30, 2011, the Ultra Series Small Cap Fund returned 6.01% (Class I shares), slightly behind the Russell 2000¨ Index, which returned 6.21%.

Among the largest sources of relative weakness were the fund’s Energy holdings. Relative performance suffered due to the fund’s investments in oil and gas exploration and production company Penn Virginia Corp.,

Ultra Series Fund | June 30, 2011
Small Cap Fund (concluded)

offshore service provider SEACOR Holdings Inc., and independent oil and gas company GeoResources Inc. The fund’s positions in Platinum Underwriters Holdings Ltd. and International Bancshares Corp. (Financials) and Belden Inc. (Industrials) also detracted.

Stock selection was additive in the Industrials, Information Technology, and Financials sectors. Within Industrials, positions in diversified manufacturer Carlisle Cos. Inc. and inland barge operator Kirby Corp. were the primary drivers of relative results. Maximus Inc., a government services firm, and Websense Inc., an internet filtering and security company, were leading contributors among our Information Technology holdings. Positive results in the Financials sector were driven by two investments in the insurance industry, Reinsurance Group of America Inc. and Amerisafe Inc. Other top relative performers included Tempur-Pedic International Inc. (Consumer Discretionary) and Ascena Retail Group Inc. (Consumer Discretionary).

Sector allocation, a residual of our bottom-up stock selection process, detracted from relative performance. The primary sources of underperformance were an underweight position in the strong performing Health Care sector and an overweight position in the weaker Industrials sector.

FUND CHANGES

The Small Cap Value investment approach emphasizes individual stock selection; sector weights are a residual of the process. We do, however, carefully consider diversification across economic sectors to limit risk. Based on our two- to three-year time horizon we continue to find opportunities created by the inefficiencies frequently found among small capitalization companies.

As in previous years, the annual June rebalance of the Russell 2000¨ Index impacted the fund’s relative weights as index weights shifted. Consistent with our bottom-up process, these changes do not impact our investment process. Based on individual stock decisions we initiated positions in insurance company Primerica Inc., independent oil and gas company GeoResources Inc., discount general merchandiser Fred’s Inc., and footwear company Sketchers USA Inc. We eliminated the fund’s holdings of insurer Reinsurance Group of America Inc., nutritional products company Herbalife Ltd., independent energy company SM Energy Co., and snack food maker Snyders-Lance Inc.

INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series International Stock Fund will invest, under normal market conditions, primarily in foreign equity securities. Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of companies located or operating in developed countries. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The fund may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

INVESTING ENVIRONMENT

A number of positive and negative factors contributed to a volatile first half of 2011 but

Ultra Series Fund | June 30, 2011
International Stock Fund (continued)

the MSCI EAFE Index ended the period with a return of 5.35%. Positive factors included strong corporate earnings, low developed-world interest rates and abundant liquidity. Negative factors centered around sovereign debt concerns, softening economic growth, the Japanese earthquake and its aftermath, and Middle East and North African turmoil.

Sovereign debt concerns were once again front and center in investors’ minds as Greece faced internal protests over the austerity measures required to receive the next tranche in foreign assistance. Meanwhile, the unrest in the

Middle East and North Africa continued with Syria most recently cracking down violently on protests. European markets performed well, despite contagion concerns from the sovereign crisis. Germany contributed to the strong performance, as the nation continues to benefit from exports and low unemployment that is beginning to spur domestic consumer spending. In Asia, markets declined on inflation concerns in the first quarter and subsequently on concerns over slowing growth prospects following weaker manufacturing numbers from China and continuing inflation fears in the region. Japan declined year-to-date as the market sold off in the first quarter following the earthquake. Emerging markets have underperformed developed markets year-to-date on the aforementioned tensions in the Middle East and North Africa and the slowing growth and inflation concerns.

Sector leadership was mixed with a defensive bias, as Health Care, Telecommunication Services, and Consumer Staples, three traditionally defensive sectors, were joined by Energy, a traditionally cyclical sector, to lead markets higher. Among the worst performers were the Materials and Financials sectors. The Materials sector declined, driven by falling commodity prices in the second quarter, while Financials declined on sovereign debt concerns and rising regulatory capital requirements.

In currency markets, the U.S. dollar weakened relative to most major currencies. The euro gained on the dollar as investors reacted positively to European Central Bank (ECB) interest rate policy, which signaled a widening yield differential between the U.S. dollar and the euro.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/11
Europe (excluding United Kingdom)	35%
Japan	19%
Latin America	3%
Pacific Basin	7%
United Kingdom	27%
Other Countries	6%
Cash and Other Net Assets	3%

PERFORMANCE DISCUSSION

For the six-month period ended June 30, 2011, the Ultra Series International Stock Fund returned 6.71% (Class I shares) and outperformed the MSCI EAFE Index return of 5.35%. This performance was driven primarily by stock selection. Among the drivers of positive stock selection were the Financials and Consumer Discretionary sectors as well as Continental Europe and Japan. Daito Trust Construction Co. Ltd. stands out within Financials sector and Japan for its continued strong performance in the aftermath of the earthquake. The company has limited exposure to the negative effects of the crisis and may even benefit from increased housing demand. Japanese consumer discretionary companies Yamada Denki Co. Ltd. and Don Quijote Co. Ltd. also performed well as both saw encouraging sales despite the crisis in the country. Continental European consumer discretionary stocks Bayerische Motoren Werke AG (BMW) and Valeo SA continued to see resilient demand and margin growth.

In contrast, the portfolio was negatively impacted by both overweighting and stock selection in the Information Technology

Ultra Series Fund | June 30, 2011
International Stock Fund (concluded)

sector and by exposure to emerging markets. In the Information Technology sector, an overweight allocation to a lagging sector was a drag on performance.  An overweight allocation to underperforming emerging markets hurt portfolio performance in the past six months as did some stock specific performance in Samsung Electronics Co. Ltd. and Turkiye Garanti Bankasi AS.

FUND CHANGES

As a consequence of our bottom-up stock selection and market movement, there were a few minor changes in the portfolio’s active weighting. The financials’ active weighting moved from overweight to underweight the benchmark while the materials underweight was reduced. From a regional perspective, the portfolio’s European underweight widened while the underweight in Asia was reduced.

MADISON TARGET RETIREMENT 2020 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2020 Fund invests primarily in shares of registered investment companies (the "underlying funds") according to an asset allocation strategy developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser, for investors planning to retire in or within a few years of 2020. Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

On a periodic basis, Madison will evaluate and sometimes revise the fund’s asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund’s investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund’s style or asset class exposures, portfolio characteristics, risk profile, and investment process.

INVESTING ENVIRONMENT

The first half of 2011 provided investors with strong returns across the global markets. However, the path taken to reach these returns was anything but smooth. As of June 30, 2011 the S&P 500 Index returned 6.02% year-to-date, a return that included up and down moves of 6.8%, -6.4%, 8.5%, -7.2%, and 4.4%. The U.S. Treasury market experienced similar volatility, starting the year with a yield of 3.3%, the 10-Year U.S. Treasury Bond underwent yield swings of 0.4%, -0.5%, 0.4%, -0.7%, and 0.2%. By the end of June, the return of core bonds as measured by the Barclays U.S. Aggregate Bond Index stood at 2.72% for the year. International equities lagged the return of U.S. stocks, with the MSCI EAFE Index up 5.35% for the first six months of 2011.

The equity markets charged out of the gate, buoyed by the liquidity being provided via the Federal Reserve’s second round of quantitative easing (QE II) initiated in late 2010, encouraged by signs of improvement in U.S. economic data, and enamored with the continued strength of corporate profits. The market euphoria quickly evaporated as strife spread across the Middle East/North Africa, and Japan, the world’s third largest economy, was hit with an unimaginable tragedy. After a substantial market recovery, signs reemerged that all was not "well" in the U.S. economy. Challenging reports on manufacturing, jobs, and housing, as well as the end of QE II looming ahead, ignited the year’s second sell-off.

Ultra Series Fund | June 30, 2011
Madison Target Retirement 2020 Fund (concluded)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/11
Bond Funds	41%
Foreign Bond Funds	5%
Stock Funds	41%
Foreign Stock Funds	11%
Money Market Funds and Other Net Assets	2%

PERFORMANCE DISCUSSION

For the six-month period ended June 30, 2011, the Madison Target Retirement 2020 Fund returned 4.09% (Class I shares), approximating the Dow Jones Global Target 2020 Index return of 4.13%. As expected, given our more defensive posturing, the fund held up well during the periods of market stress, but lagged during the rallies.

Top Contributors to performance were: The Yacktman Fund, up 8.5% for the period, MEMBERS Large Cap Value Fund Class Y 7.6%, and MEMBERS International Stock Fund Class Y 6.5%.

Detractors from performance included: Hussman Strategic Growth Fund -0.1%, MEMBERS Bond Y Fund Class 2.1%, and MEMBERS Equity Income Fund Class Y 2.1%.

FUND CHANGES

In June , we made significant changes to the investment structure of the Target Retirement Funds. Madison redesigned their structures to be predominately index-based, utilizing exchange traded funds for the majority of the underlying holdings. As a result, the portfolio experienced a large amount of turnover late in the period as we sold a majority of the underlying active fund holdings. As of June 30, 2011 the vast majority of the transformation process had been completed.

MADISON TARGET RETIREMENT 2030 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2030 Fund invests primarily in shares of registered investment companies (the "underlying funds") according to an asset allocation strategy developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser, for investors planning to retire in or within a few years of 2030. Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

On a periodic basis, Madison will evaluate and sometimes revise the fund’s asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund’s investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund’s style or asset class exposures, portfolio characteristics, risk profile, and investment process.

INVESTING ENVIRONMENT

The first half of 2011 provided investors with strong returns across the global markets. However, the path taken to reach these returns was anything but smooth. As of June 30, 2011 the S&P 500 Index returned 6.02% year-to-date, a return that included up and down moves of 6.8%, -6.4%, 8.5%, -7.2%, and 4.4%. The U.S. Treasury market experienced similar volatility, starting the year with a yield of 3.3%, the 10-Year U.S. Treasury Bond underwent yield swings of 0.4%, -0.5%, 0.4%, -0.7%, and 0.2%.

Ultra Series Fund | June 30, 2011
Madison Target Retirement 2030 Fund (concluded)

By the end of June, the return of core bonds as measured by the Barclays U.S. Aggregate Bond Index stood at 2.72% for the year. International equities lagged the return of U.S. stocks, with the MSCI EAFE Index up 5.35% for the first six months of 2011.

The equity markets charged out of the gate, buoyed by the liquidity being provided via the Federal Reserve’s second round of quantitative easing (QE II) initiated in late 2010, encouraged by signs of improvement in U.S. economic data, and enamored with the continued strength of corporate profits. The market euphoria quickly evaporated as strife spread across the Middle East/North Africa, and Japan, the world’s third largest economy, was hit with an unimaginable tragedy. After a substantial market recovery, signs reemerged that all was not "well" in the U.S. economy. Challenging reports on manufacturing, jobs, and housing, as well as the end of QE II looming ahead, ignited the year’s second sell-off.

PERFORMANCE DISCUSSION

For the six-month period ended June 30, 2011, the Madison Target Retirement 2030 Fund returned 4.19%, while the Dow Jones Global Target 2030 Index returned 4.77%. Underperformance in the fund’s alternative strategies and select U.S. large cap equity holdings explained the majority of the performance gap. As expected, given our more defensive posturing, the fund held up well during the periods of market stress, but lagged during the rallies.

Top Contributors to performance were: The Yacktman Fund, up 8.5% for the period, MEMBERS Large Cap Value Fund Class Y 7.6%, and MEMBERS International Stock Fund Class Y 6.5%.

Detractors from performance included: Hussman Strategic Growth Fund -0.1%, MEMBERS Equity Income Fund Y 2.1%, and T. Rowe Price New Era Fund 2.2%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/11
Bond Funds	28%
Foreign Bond Funds	4%
Stock Funds	52%
Foreign Stock Funds	14%
Money Market Funds and Other Net Assets	2%

FUND CHANGES

In June , we made significant changes to the investment structure of the Target Retirement Funds. Madison redesigned their structures to be predominately index-based, utilizing exchange traded funds for the majority of the underlying holdings. As a result, the portfolio experienced a large amount of turnover late in the period as we sold a majority of the underlying active fund holdings. As of June 30, 2011, the vast majority of the transformation process had been completed.

MADISON TARGET RETIREMENT 2040 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2040 Fund invests primarily in shares of registered investment companies (the "underlying funds") according to an asset allocation strategy developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser, for investors planning to retire in or within a few years of 2040. Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

Ultra Series Fund | June 30, 2011
Madison Target Retirement 2040 Fund (concluded)

On a periodic basis, Madison will evaluate and sometimes revise the fund’s asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund’s investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund’s style or asset class exposures, portfolio characteristics, risk profile, and investment process.

INVESTING ENVIRONMENT

The first half of 2011 provided investors with strong returns across the global markets. However, the path taken to reach these returns was anything but smooth. As of June 30, 2011 the S&P 500 Index returned 6.02% year-to-date, a return that included up and down moves of 6.8%, -6.4%, 8.5%, -7.2%, and 4.4%. The U.S. Treasury market experienced similar volatility, starting the year with a yield of 3.3%, the 10-Year U.S. Treasury Bond underwent yield swings of 0.4%, -0.5%, 0.4%, -0.7%, and 0.2%. By the end of June, core bonds as measured by the Barclays U.S. Aggregate Bond Index stood at 2.72% for the year. International equities lagged the return of US stocks, with the MSCI EAFE Index up 5.35% for the first six months of 2011.

The equity markets charged out of the gate, buoyed by the liquidity being provided via the Federal Reserve’s second round of quantitative easing (QE II) initiated in late 2010, encouraged by signs of improvement in U.S. economic data, and enamored with the continued strength of corporate profits. The market euphoria quickly evaporated as strife spread across the Middle East/North Africa, and Japan, the world’s third largest economy, was hit with an unimaginable tragedy. After a substantial market recovery, signs reemerged that all was not "well" in the U.S. economy. Challenging reports on manufacturing, jobs, and housing, as well as the end of QE II looming ahead, ignited the year’s second sell-off.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/11
Bond Funds	19%
Foreign Bond Funds	3%
Stock Funds	61%
Foreign Stock Funds	16%
Money Market Funds and Other Net Assets	1%

PERFORMANCE DISCUSSION

For the six-month period ended June 30, 2011, the Madison Target Retirement 2040 Fund returned 4.42% (Class I shares), underperforming the Dow Jones Global Target 2040 Index return of 5.14%. Underperformance in the fund’s alternative strategies and select U.S. large cap equity holdings explained the majority of the performance gap. As expected, given our more defensive posturing, the fund held up well during the periods of market stress, but lagged during the rallies.

Top Contributors to performance were: The Yacktman Fund, up 8.5% for the period, MEMBERS Large Cap Value Fund Class Y 7.6%, and MEMBERS International Stock Fund Class Y 6.5%.

Detractors from performance included: Hussman Strategic Growth Fund -0.1%, MEMBERS Equity Income Fund Class Y 2.1%, and T. Rowe Price New Era Fund 2.2%.

FUND CHANGES

In June , we made significant changes to the investment structure of the Target Retirement Funds. Madison redesigned their structures to be predominately index-based, utilizing exchange traded funds for the majority of the underlying holdings. As a result, the portfolio experienced a large amount of turnover late in the period as we sold a majority of the underlying active fund holdings. As of June 30, 2011, the vast majority of the transformation process had been completed.

Ultra Series Fund | June 30, 2011
MADISON TARGET RETIREMENT 2050 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2050 Fund invests primarily in shares of registered investment companies (the "underlying funds") according to an asset allocation strategy developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser, for investors planning to retire in or within a few years of 2050. Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

Madison Target Retirement 2050 Fund (concluded)

On a periodic basis, Madison will evaluate and sometimes revise the fund’s asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund’s investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund’s style or asset class exposures, portfolio characteristics, risk profile, and investment process.

INVESTING ENVIRONMENT

The first half of 2011 provided investors with strong returns across the global markets. However, the path taken to reach these returns was anything but smooth. As of June 30, 2011 the S&P 500 Index returned 6.02% year-to-date, a return that included up and down moves of 6.8%, -6.4%, 8.5%, -7.2%, and 4.4%. The U.S. Treasury market experienced similar volatility, starting the year with a yield of 3.3%, the 10-Year US Treasury Bond underwent yield swings of 0.4%, -0.5%, 0.4%, -0.7%, and 0.2%. By the end of June, core bonds as measured by the Barclays U.S. Aggregate Bond Index stood at 2.72% for the year. International equities lagged the return of US stocks, with the MSCI EAFE Index up 5.35% for the first six months of 2011.

The equity markets charged out of the gate, buoyed by the liquidity being provided via the Federal Reserve’s second round of quantitative easing (QE II) initiated in late 2010, encouraged by signs of improvement in U.S. economic data, and enamored with the continued strength of corporate profits. The market euphoria quickly evaporated as strife spread across the Middle East/North Africa, and Japan, the world’s third largest economy, was hit with an unimaginable tragedy. After a substantial market recovery, signs reemerged that all was not "well" in the U.S. economy. Challenging reports on manufacturing, jobs, and housing, as well as the end of QE II looming ahead, ignited the year’s second sell-off.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/11
Bond Funds	8%
Foreign Bond Funds	3%
Stock Funds	66%
Foreign Stock Funds	15%
Money Market Funds and Other Net Assets	8%

PERFORMANCE DISCUSSION

Since the fund’s January 3, 2011 inception, the Madison Target Retirement 2050 Fund returned 4.08% (Class I shares), while the Dow Jones Global Target 2050 Index returned 4.28%. Underperformance in the fund’s alternative strategies and select U.S. large cap equity holdings explained the majority of the performance gap. As expected, given our more defensive posturing, the fund held up well during the periods of market stress, but lagged during the rallies.

Ultra Series Fund | June 30, 2011
Madison Target Retirement 2050 Fund (concluded)

Top Contributors to performance were: The Yacktman Fund, up 8.5% for the period, MEMBERS Large Cap Value Fund Class Y 7.6%, and MEMBERS International Stock Fund Class Y 6.5%.

Detractors from performance included: Hussman Strategic Growth Fund -0.1%, MEMBERS Equity Income Fund Class Y 2.1%, and T. Rowe Price New Era Fund 2.2%.

FUND CHANGES

In June, we made significant changes to the investment structure of the Target Retirement Funds. Madison redesigned their structures to be predominately index-based, utilizing exchange traded funds for the majority of the underlying holdings. As a result, the portfolio experienced a large amount of turnover late in the period as we sold a majority of the underlying active fund holdings. As of June 30, 2011, the vast majority of the transformation process had been completed.

BENCHMARK DESCRIPTIONS

Allocation Fund Indexes

The Conservative Allocation Fund Custom Index consists of 65% Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index, 30% Russell 3000¨ Index and 5% MSCI EAFE Index. See market indexes’ descriptions below.

The Moderate Allocation Fund Custom Index consists of 40% Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index, 45% Russell 3000¨ Index and 15% MSCI EAFE Index. See market indexes’ descriptions below.

The Aggressive Allocation Fund Custom Index consists of 15% Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index, 55% Russell 3000¨ Index and 30% MSCI EAFE Index. See market indexes’ descriptions below.

Hybrid Fund Indexes

The Custom Blended Index consists of 50% S&P 500 Index and 50% of Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index. See market indexes’ descriptions below.

Market Indexes

The Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The CBOE BuyWrite Monthly Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (ie. holding a long position in and selling covered call options on that position) on the S&P 500 Index.

Benchmark Descriptions (concluded)

The Dow Jones Global Target 2020 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2020 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2030 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2030 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2040 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2040 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2050 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2050 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

The Russell 1000¨ Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000¨ Index (see definition below).

The Russell 1000¨ Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000¨ Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000¨ Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000¨ Index (see definition below.)

The Russell 3000¨ Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

Ultra Series Fund | June 30, 2011
Conservative Allocation Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 60.3%
Franklin Floating Rate Daily Access Fund Advisor Class	$1,583,174	$ 14,501,870
Madison Mosaic Institutional Bond Fund (A)	1,699,579	18,695,365
MEMBERS Bond Fund Class Y (A)	3,563,305	36,666,409
MEMBERS High Income Fund Class Y (A)	2,752,771	19,296,925
PIMCO Investment Grade Corporate Bond Fund Institutional Class	2,692,537	28,675,521
PIMCO Total Return Fund Institutional Class	2,585,490	28,414,539
		146,250,629
Foreign Bond Funds - 7.5%
Templeton Global Bond Fund Advisor Class	1,303,474	18,079,186
Foreign Stock Funds - 8.1%
IVA Worldwide Fund	696,047	12,187,788
MEMBERS International Stock Fund Class Y (A)	655,109	7,383,080
		19,570,868
	Par Value	Value (Note 2)
Money Market Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund	$2,670,755	$ 2,670,755
Stock Funds - 22.8%
Calamos Growth and Income Fund Class I	248,134	7,992,388
Madison Mosaic Disciplined Equity Fund (A)	1,179,547	15,593,609
MEMBERS Equity Income Fund Class Y (A)	585,893	5,853,073
MEMBERS Large Cap Growth Fund Class Y (A)	713,293	11,983,330
MEMBERS Large Cap Value Fund Class Y (A)	1,083,319	13,942,321
		55,364,721
TOTAL INVESTMENTS - 99.8% ( Cost $227,547,362** )		241,936,159
NET OTHER ASSETS AND LIABILITIES - 0.2%		576,207
TOTAL NET ASSETS - 100.0%		$242,512,366

**	Aggregate cost for Federal tax purposes was $230,247,408.
(A)	Affiliated Company (see Note 11).

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Moderate Allocation Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
INVESTMENT COMPANIES - 99.9%
Bond Funds - 35.8%
Franklin Floating Rate Daily Access Fund Advisor Class	$1,770,679	$ 16,219,417
Madison Mosaic Institutional Bond Fund (A)	1,491,757	16,409,323
MEMBERS Bond Fund Class Y (A)	3,647,154	37,529,219
MEMBERS High Income Fund Class Y (A)	4,319,368	30,278,768
PIMCO Investment Grade Corporate Bond Fund Institutional Class	2,199,015	23,419,510
PIMCO Total Return Fund Institutional Class	1,889,272	20,763,096
		144,619,333
Foreign Bond Funds - 5.1%
Templeton Global Bond Fund Advisor Class	1,474,024	20,444,716
Foreign Stock Funds - 11.7%
IVA Worldwide Fund	982,851	17,209,725
Matthews Asian Growth and Income Fund Institutional Shares	227,814	4,114,322
MEMBERS International Stock Fund Class Y (A)	2,314,781	26,087,587
		47,411,634
	Par Value	Value (Note 2)
Money Market Funds - 1.3%
State Street Institutional U.S. Government Money Market Fund	$5,381,646	$ 5,381,646
Stock Funds - 46.0%
Calamos Growth and Income Fund Class I	280,625	9,038,945
Madison Mosaic Disciplined Equity Fund (A)	2,713,986	35,878,890
MEMBERS Equity Income Fund Class Y (A)	1,157,056	11,558,985
MEMBERS Large Cap Growth Fund Class Y (A)	2,137,342	35,907,349
MEMBERS Large Cap Value Fund Class Y (A)	2,796,858	35,995,560
MEMBERS Mid Cap Fund Class Y (A) *	1,851,642	13,091,111
MEMBERS Small Cap Fund Class Y (A)	1,056,079	12,292,760
T Rowe Price New Era Fund	126,762	6,760,235
Yacktman Fund/The	1,405,765	25,233,484
		185,757,319
TOTAL INVESTMENTS - 99.9% ( Cost $366,660,951** )		403,614,648
NET OTHER ASSETS AND LIABILITIES - 0.1%		576,886
TOTAL NET ASSETS - 100.0%		$404,191,534

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $372,822,461.
(A)	Affiliated Company (see Note 11).

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
INVESTMENT COMPANIES - 100.0%
Bond Funds - 7.7%
MEMBERS High Income Fund Class Y (A)	$ 943,557	$ 6,614,334
PIMCO Investment Grade Corporate Bond Fund Institutional Class	391,878	4,173,500
		10,787,834
Foreign Bond Funds - 2.4%
Templeton Global Bond Fund Advisor Class	244,919	3,397,028
Foreign Stock Funds - 21.1%
IVA Worldwide Fund	832,984	14,585,555
Matthews Asian Growth and Income Fund Institutional Shares	148,192	2,676,350
MEMBERS International Stock Fund Class Y (A)	1,075,300	12,118,633
		29,380,538
Money Market Funds - 2.1%
State Street Institutional U.S. Government Money Market Fund	2,940,966	2,940,966
	Par Value	Value (Note 2)
Stock Funds - 66.7%
Calamos Growth and Income Fund Class I	$ 109,113	$ 3,514,518
Hussman Strategic Growth Fund	294,192	3,612,673
Madison Mosaic Disciplined Equity Fund (A)	1,373,648	18,159,629
MEMBERS Equity Income Fund Class Y (A)	379,732	3,793,522
MEMBERS Large Cap Growth Fund Class Y (A)	806,145	13,543,238
MEMBERS Large Cap Value Fund Class Y (A)	1,143,559	14,717,609
MEMBERS Mid Cap Fund Class Y (A) *	1,191,922	8,426,887
MEMBERS Small Cap Fund Class Y (A)	475,713	5,537,298
T Rowe Price New Era Fund	118,338	6,310,979
Yacktman Fund/The	856,490	15,373,996
		92,990,349
TOTAL INVESTMENTS - 100.0% ( Cost $121,061,781** )		139,496,715
NET OTHER ASSETS AND LIABILITIES – 0.0%		23,296
TOTAL NET ASSETS - 100.0%		$139,520,011

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $123,900,199.
(A)	Affiliated Company (see Note 11).

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 82.1%
Fannie Mae (A) - 27.5%
0.050%, 7/15/11	$ 800,000	$ 799,984
0.070%, 7/18/11	1,350,000	1,349,955
0.080%, 7/20/11	500,000	499,979
0.075%, 7/21/11	1,250,000	1,249,948
0.042%, 7/25/11	3,450,000	3,449,903
0.022%, 7/27/11	100,000	99,998
0.040%, 8/2/11	1,250,000	1,249,956
0.040%, 8/3/11	1,000,000	999,963
0.055%, 8/8/11	2,125,000	2,124,877
0.055%, 8/10/11	1,250,000	1,249,924
0.085%, 8/24/11	1,000,000	999,873
0.080%, 9/13/11	105,000	104,983
0.083%, 9/14/11	1,855,000	1,854,679
0.050%, 9/27/11	2,175,000	2,174,734
		18,208,756
Federal Home Loan Bank (A) - 21.0%
0.030%, 7/6/11	1,750,000	1,749,993
0.067%, 7/13/11	1,781,000	1,780,960
0.055%, 7/27/11	1,125,000	1,124,955
0.035%, 8/3/11	165,000	164,995
0.030%, 8/4/11	2,000,000	1,999,943
0.030%, 8/9/11	1,375,000	1,374,955
0.050%, 8/10/11	1,375,000	1,374,924
0.030%, 8/12/11	200,000	199,993
0.055%, 8/17/11	1,500,000	1,499,892
0.075%, 8/26/11	1,000,000	999,884
0.050%, 9/1/11	1,500,000	1,499,871
0.050%, 9/23/11	100,000	99,988
		13,870,353
Freddie Mac (A) - 25.4%
0.076%, 7/5/11	1,625,000	1,624,986
0.080%, 7/8/11	1,300,000	1,299,980
0.048%, 7/11/11	3,636,000	3,635,952
0.070%, 7/20/11	1,350,000	1,349,950
0.040%, 8/1/11	1,500,000	1,499,949
0.060%, 8/15/11	850,000	849,936
0.055%, 8/17/11	1,000,000	999,928
0.080%, 8/22/11	750,000	749,913
0.085%, 8/29/11	1,250,000	1,249,826
0.050%, 9/19/11	2,500,000	2,499,720
0.050%, 9/20/11	200,000	199,978
0.060%, 9/22/11	800,000	799,889
		16,760,007
	Par Value	Value (Note 2)
U.S. Treasury Bills (A) - 8.2%
0.002%, 7/21/11	$2,450,000	$ 2,449,997
0.000%, 8/25/11	2,950,000	2,950,002
		5,399,999
Total U.S. Government and Agency Obligations ( Cost $54,239,115 )		54,239,115
SHORT-TERM INVESTMENTS - 13.6%
Consumer Staples - 4.5%
Proctor & Gamble International Funding SCA (A), 0.081%, 7/15/11	3,000,000	2,999,906
Industrials - 9.1%
General Electric Capital Corp. (A), 0.09%, 7/28/11	3,000,000	2,999,797
United Parcel Service Inc. (A), 0.041%, 8/16/11	3,000,000	2,999,847
		5,999,644
Total Short-Term Investments ( Cost $8,999,550 )		8,999,550
	Shares
INVESTMENT COMPANY - 4.3%
State Street Institutional U.S. Government Money Market Fund	2,872,268	2,872,268
Total Investment Company ( Cost $2,872,268 )		2,872,268
TOTAL INVESTMENTS - 100.0% ( Cost $66,110,933** )		66,110,933
NET OTHER ASSETS AND LIABILITIES - (0.0%)		(10,412)
TOTAL NET ASSETS - 100.0%		$66,100,521

**	Aggregate cost for Federal tax purposes was $66,110,933.
(A)	Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
ASSET BACKED SECURITIES - 1.8%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$ 652,045	$ 671,058
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	3,820,000	4,044,325
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (B), 5.5%, 11/25/33	3,500,000	3,535,924
Total Asset Backed Securities ( Cost $7,990,119 )		8,251,307
CORPORATE NOTES AND BONDS - 26.7%
Consumer Discretionary - 2.0%
American Association of Retired Persons (C) (D), 7.5%, 5/1/31	2,500,000	3,128,528
DR Horton Inc., 5.25%, 2/15/15	1,140,000	1,154,250
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34	4,400,000	4,713,029
		8,995,807
Consumer Staples - 1.0%
PepsiCo Inc., 4.65%, 2/15/13	1,165,000	1,237,984
WM Wrigley Jr. Co. (C) (D), 3.05%, 6/28/13	3,170,000	3,240,380
		4,478,364
Energy - 2.2%
Hess Corp., 7.875%, 10/1/29	2,460,000	3,088,793
Transocean Inc., 6%, 3/15/18	1,400,000	1,550,055
Transocean Inc., 7.5%, 4/15/31	2,310,000	2,601,143
Valero Energy Corp., 7.5%, 4/15/32	2,275,000	2,540,643
		9,780,634
Financials - 4.4%
American General Finance Corp., 5.85%, 6/1/13	2,885,000	2,848,937
Goldman Sachs Group Inc./The, 5.7%, 9/1/12	2,750,000	2,891,694
HCP Inc., 6.7%, 1/30/18	2,725,000	3,046,386
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	3,135,000	1,568
Simon Property Group L.P., 5.875%, 3/1/17	1,060,000	1,200,413
Swiss Re Solutions Holding Corp., 7%, 2/15/26	1,250,000	1,367,697
UBS AG/Stamford CT, 5.75%, 4/25/18	750,000	813,134
US Bank NA/Cincinnati OH, 6.3%, 2/4/14	2,000,000	2,228,890
Wells Fargo & Co., 5.25%, 10/23/12	2,735,000	2,885,677
Western Union Co./The, 5.93%, 10/1/16	2,065,000	2,334,976
		19,619,372
Health Care - 4.4%
Eli Lilly & Co., 6.57%, 1/1/16	2,600,000	3,066,573
Genentech Inc., 5.25%, 7/15/35	1,740,000	1,748,023
Medco Health Solutions Inc., 7.25%, 8/15/13	3,450,000	3,841,171
Merck & Co. Inc., 5.75%, 11/15/36	3,960,000	4,278,669
	Par Value	Value (Note 2)
Quest Diagnostics Inc./DE, 5.45%, 11/1/15	$3,500,000	$ 3,900,694
Wyeth, 6.5%, 2/1/34	2,370,000	2,719,144
		19,554,274
Industrials - 3.9%
Boeing Co./The, 8.625%, 11/15/31	760,000	1,023,894
Boeing Co./The, 6.875%, 10/15/43	1,380,000	1,629,727
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	2,925,000	3,698,800
EI du Pont de Nemours & Co., 5%, 1/15/13	195,000	207,457
General Electric Co., 5%, 2/1/13	3,200,000	3,396,477
Lockheed Martin Corp., 7.65%, 5/1/16	1,450,000	1,778,186
Norfolk Southern Corp., 5.59%, 5/17/25	1,268,000	1,369,965
Norfolk Southern Corp., 7.05%, 5/1/37	1,400,000	1,699,624
Southwest Airlines Co. 1994-A Pass Through Trust, Series A3, 8.7%, 7/1/11	682	682
Waste Management Inc., 7.125%, 12/15/17	2,465,000	2,923,507
		17,728,319
Information Technology - 1.2%
Cisco Systems Inc., 5.5%, 2/22/16	2,400,000	2,728,814
Xerox Corp., 6.875%, 8/15/11	2,640,000	2,657,725
		5,386,539
Materials - 1.2%
Westvaco Corp., 8.2%, 1/15/30	2,250,000	2,437,252
Weyerhaeuser Co., 7.375%, 3/15/32	3,000,000	3,121,893
		5,559,145
Telecommunication Services - 1.7%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	3,080,000	4,284,714
Rogers Communications Inc. (F), 6.25%, 6/15/13	3,000,000	3,290,178
		7,574,892
Utilities - 4.7%
Indianapolis Power & Light Co. (C) (D), 6.05%, 10/1/36	3,445,000	3,667,788
Interstate Power & Light Co., 6.25%, 7/15/39	2,925,000	3,250,573
Sierra Pacific Power Co., Series M, 6%, 5/15/16	3,250,000	3,716,498
Southern Power Co., Series B, 6.25%, 7/15/12	3,500,000	3,681,549
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	2,165,000	2,344,682
Virginia Electric and Power Co., Series C, 5.1%, 11/30/12	1,165,000	1,233,840
Wisconsin Electric Power Co., 6.5%, 6/1/28	3,000,000	3,427,911
		21,322,841
Total Corporate Notes and Bonds ( Cost $115,349,273 )		120,000,187

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
MORTGAGE BACKED SECURITIES - 21.4%
Fannie Mae - 18.0%
4%, 4/1/15 Pool # 255719	$ 964,881	$ 996,143
5.5%, 4/1/16 Pool # 745444	1,331,146	1,434,539
6%, 5/1/16 Pool # 582558	86,608	94,695
5.5%, 9/1/17 Pool # 657335	208,376	226,303
5.5%, 2/1/18 Pool # 673194	493,636	536,105
5%, 5/1/20 Pool # 813965	1,870,649	2,023,826
4.5%, 9/1/20 Pool # 835465	1,626,995	1,739,960
6%, 5/1/21 Pool # 253847	221,899	243,173
7%, 12/1/29 Pool # 762813	123,343	141,754
7%, 11/1/31 Pool # 607515	100,096	115,852
6.5%, 3/1/32 Pool # 631377	232,072	264,106
7%, 4/1/32 Pool # 641518	5,040	5,825
7%, 5/1/32 Pool # 644591	228,487	264,454
6.5%, 6/1/32 Pool # 545691	1,688,385	1,921,440
5.5%, 4/1/33 Pool # 690206	2,571,000	2,799,668
5%, 10/1/33 Pool # 254903	3,372,574	3,604,456
5.5%, 11/1/33 Pool # 555880	2,892,259	3,149,500
5%, 5/1/34 Pool # 782214	83,374	89,067
5%, 6/1/34 Pool # 778891	870,310	929,740
5.5%, 6/1/34 Pool # 780384	3,065,602	3,336,345
7%, 7/1/34 Pool # 792636	82,079	95,370
5.5%, 8/1/34 Pool # 793647	337,290	367,606
5.5%, 3/1/35 Pool # 810075	1,712,100	1,861,702
5.5%, 3/1/35 Pool # 815976	1,760,046	1,915,487
5.5%, 7/1/35 Pool # 825283	2,070,381	2,253,069
5%, 8/1/35 Pool # 829670	2,708,992	2,892,286
5.5%, 8/1/35 Pool # 826872	977,545	1,063,191
5%, 9/1/35 Pool # 820347	2,494,681	2,679,066
5%, 9/1/35 Pool # 835699	2,344,389	2,517,665
5%, 10/1/35 Pool # 797669	3,676,101	3,938,616
5.5%, 10/1/35 Pool # 836912	363,277	395,020
5%, 11/1/35 Pool # 844809	2,172,757	2,319,769
5%, 12/1/35 Pool # 850561	2,150,735	2,296,256
5.5%, 2/1/36 Pool # 851330	989,032	1,076,379
5.5%, 10/1/36 Pool # 896340	725,180	788,546
5.5%, 10/1/36 Pool # 901723	4,036,642	4,377,376
6.5%, 10/1/36 Pool # 894118	1,947,340	2,213,097
6%, 11/1/36 Pool # 902510	3,070,407	3,405,954
5.5%, 2/1/37 Pool # 905140	2,715,453	2,959,515
5.5%, 5/1/37 Pool # 899323	2,041,891	2,220,310
5.5%, 5/1/37 Pool # 928292	1,571,278	1,712,503
6%, 10/1/37 Pool # 947563	2,799,579	3,105,529
5.5%, 7/1/38 Pool # 986973	3,035,595	3,301,032
5%, 8/1/38 Pool # 988934	3,387,952	3,617,185
6.5%, 8/1/38 Pool # 987711	3,221,052	3,649,884
		80,939,364
	Par Value	Value (Note 2)
Freddie Mac - 3.3%
5%, 5/1/18 Pool # E96322	$1,408,555	$ 1,522,133
8%, 6/1/30 Pool # C01005	68,297	81,159
7%, 3/1/31 Pool # C48129	256,149	297,365
5%, 7/1/33 Pool # A11325	2,316,077	2,474,199
6%, 10/1/34 Pool # A28439	473,876	524,108
6%, 10/1/34 Pool # A28598	268,926	297,432
5.5%, 11/1/34 Pool # A28282	3,787,978	4,131,397
5%, 4/1/35 Pool # A32314	436,084	466,606
5%, 4/1/35 Pool # A32315	981,021	1,052,135
5%, 4/1/35 Pool # A32316	1,096,867	1,176,379
5%, 4/1/35 Pool # A32509	280,857	301,216
5%, 1/1/37 Pool # A56371	2,579,928	2,745,985
		15,070,114
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	47,467	51,959
6.5%, 2/20/29 Pool # 2714	169,157	191,632
6.5%, 4/20/31 Pool # 3068	130,754	148,106
		391,697
Total Mortgage Backed Securities ( Cost $88,146,159 )		96,401,175
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 46.9%
Fannie Mae - 1.5%
5.250%, 8/1/12	2,400,000	2,524,749
4.625%, 10/15/14	3,905,000	4,345,328
		6,870,077
Federal Farm Credit Bank - 1.1%
5.875%, 10/3/16	4,000,000	4,727,096
Freddie Mac - 2.0%
4.875%, 11/15/13	2,500,000	2,748,875
4.500%, 1/15/14	5,500,000	6,014,074
		8,762,949
U.S. Treasury Bonds - 3.1%
6.625%, 2/15/27	7,350,000	9,723,822
4.500%, 5/15/38	4,000,000	4,106,248
		13,830,070
U.S. Treasury Notes - 39.2%
4.625%, 12/31/11	18,100,000	18,504,426
1.375%, 2/15/12	11,400,000	11,487,723
4.625%, 2/29/12	6,425,000	6,615,745
1.375%, 5/15/12	2,625,000	2,651,455
4.875%, 6/30/12	6,000,000	6,276,798
3.625%, 5/15/13	4,000,000	4,237,188
3.125%, 8/31/13	2,710,000	2,862,649
4.000%, 2/15/14	9,500,000	10,319,375

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.875%, 2/28/14	$10,000,000	$ 10,311,720
4.250%, 8/15/14	11,200,000	12,378,621
2.375%, 9/30/14	3,600,000	3,767,623
2.625%, 12/31/14	20,000,000	21,081,240
2.500%, 3/31/15	1,750,000	1,835,855
4.250%, 8/15/15	8,900,000	9,935,319
3.250%, 12/31/16	8,000,000	8,534,376
3.125%, 1/31/17	4,000,000	4,241,248
2.375%, 7/31/17	4,000,000	4,042,500
4.250%, 11/15/17	9,100,000	10,200,536
2.750%, 2/15/19	19,750,000	19,939,778
3.375%, 11/15/19	1,000,000	1,042,500
2.625%, 11/15/20	6,500,000	6,260,313
		176,526,988
Total U.S. Government and Agency Obligations ( Cost $200,524,677 )		210,717,180
	Shares
INVESTMENT COMPANY - 2.5%
State Street Institutional U.S. Government Money Market Fund	11,258,133	11,258,133
Total Investment Company ( Cost $11,258,133 )		11,258,133
TOTAL INVESTMENTS - 99.3% ( Cost $423,268,361** )		446,627,982
NET OTHER ASSETS AND LIABILITIES - 0.7%		3,166,435
TOTAL NET ASSETS - 100.0%		$449,794,417

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $423,268,361.
(A)
Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(B)	Floating rate or variable rate note. Rate shown is as of June 30, 2011.
(C)	Illiquid security (See Note 2).
(D)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or  other "qualified institutional investors."

(E)	In default. Issuer is bankrupt.
(F)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.73% of total net assets.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 92.4%
Consumer Discretionary - 29.7%
Auto Components - 2.4%
American Axle & Manufacturing Holdings Inc. (A), 9.25%, 1/15/17	$ 450,000	$ 490,500
American Axle & Manufacturing Inc., 7.875%, 3/1/17	1,000,000	1,000,000
Tenneco Inc., 8.125%, 11/15/15	350,000	368,375
Visteon Corp. (A), 6.75%, 4/15/19	500,000	480,000
		2,338,875
Consumer Finance - 0.5%
Ally Financial Inc. (A), 7.5%, 9/15/20	500,000	522,500
Hotels, Restaurants & Leisure - 3.7%
Ameristar Casinos Inc. (A), 7.5%, 4/15/21	500,000	515,625
Boyd Gaming Corp., 7.125%, 2/1/16	50,000	46,125
Felcor Lodging L.P. (A), 6.75%, 6/1/19	750,000	720,000
Isle of Capri Casinos Inc., 7%, 3/1/14	500,000	495,625
Penn National Gaming Inc., 6.75%, 3/1/15	300,000	306,750
Pinnacle Entertainment Inc., 8.625%, 8/1/17	500,000	536,875
Pinnacle Entertainment Inc., 8.75%, 5/15/20	300,000	314,250
Scientific Games International Inc. (A), 7.875%, 6/15/16	750,000	783,750
		3,719,000
Household Durables - 1.6%
Griffon Corp. (A), 7.125%, 4/1/18	500,000	501,875
Jarden Corp., 7.5%, 5/1/17	500,000	519,375
Spectrum Brands Holdings Inc. (A), 9.5%, 6/15/18	500,000	547,500
		1,568,750
Media - 17.2%
Allbritton Communications Co., 8%, 5/15/18	950,000	966,625
Belo Corp., 8%, 11/15/16	500,000	547,500
Cablevision Systems Corp., 7.75%, 4/15/18	250,000	266,563
Cablevision Systems Corp., 8%, 4/15/20	250,000	268,125
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 8.125%, 4/30/20	1,000,000	1,080,000
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21	750,000	739,687
Cengage Learning Acquisitions Inc. (A), 10.5%, 1/15/15	750,000	678,750
Cenveo Corp., 8.875%, 2/1/18	500,000	485,000
Cumulus Media Inc. (A), 7.75%, 5/1/19	500,000	482,500
DISH DBS Corp. (A), 6.75%, 6/1/21	925,000	948,125
EH Holding Corp. (A), 7.625%, 6/15/21	400,000	408,000
Gray Television Inc., 10.5%, 6/29/15	700,000	728,000
Hughes Network Systems LLC/HNS Finance Corp., 9.5%, 4/15/14	1,000,000	1,025,000
Intelsat Luxembourg S.A. (B), 11.25%, 2/4/17	1,250,000	1,342,187
	Par Value	Value (Note 2)
Intelsat Luxembourg S.A., PIK (A) (B), 11.5%, 2/4/17	$ 375,000	$ 403,125
Interpublic Group of Cos. Inc./The (C), 4.25%, 3/15/23	125,000	142,969
Lamar Media Corp., 6.625%, 8/15/15	250,000	253,750
Lamar Media Corp., Series C, 6.625%, 8/15/15	500,000	505,625
Liberty Media LLC (C) (D), 3.125%, 3/30/23	250,000	298,438
LIN Television Corp., 6.5%, 5/15/13	950,000	951,187
Mediacom Broadband LLC / Mediacom Broadband Corp., 8.5%, 10/15/15	500,000	512,500
Nielsen Finance LLC / Nielsen Finance Co. (A), 7.75%, 10/15/18	500,000	525,000
Quebecor Media Inc. (B), 7.75%, 3/15/16	500,000	516,875
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (A) (B), 8.125%, 12/1/17	1,000,000	1,062,500
Viasat Inc., 8.875%, 9/15/16	500,000	530,000
Virgin Media Finance PLC (B), 9.125%, 8/15/16	850,000	894,625
XM Satellite Radio Inc. (A), 7.625%, 11/1/18	500,000	522,500
		17,085,156
Multiline Retail - 0.4%
Sears Holding Corp. (A), 6.625%, 10/15/18	450,000	417,375
Specialty Retail - 1.8%
Ltd. Brands Inc., 6.9%, 7/15/17	250,000	267,813
Penske Automotive Group Inc., 7.75%, 12/15/16	750,000	765,000
Yankee Acquisition Corp./MA, Series B, 8.5%, 2/15/15	750,000	772,500
		1,805,313
Textiles, Apparel & Luxury Goods - 2.1%
Hanesbrands Inc., 6.375%, 12/15/20	250,000	242,500
Iconix Brand Group Inc. (C), 1.875%, 6/30/12	725,000	759,437
Levi Strauss & Co., 7.625%, 5/15/20	500,000	500,000
Phillips-Van Heusen Corp., 7.375%, 5/15/20	500,000	535,000
		2,036,937
Consumer Staples - 8.3%
ACCO Brands Corp., 10.625%, 3/15/15	250,000	279,062
ACCO Brands Corp., 7.625%, 8/15/15	500,000	497,500
Blue Merger Sub Inc. (A), 7.625%, 2/15/19	1,000,000	1,010,000
Central Garden and Pet Co., 8.25%, 3/1/18	500,000	516,250
Dole Food Co. Inc. (A), 8%, 10/1/16	200,000	209,500
Ingles Markets Inc., 8.875%, 5/15/17	750,000	802,500
NBTY Inc. (A), 9%, 10/1/18	1,000,000	1,055,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (A), 9.25%, 4/1/15	1,000,000	1,037,500
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (A), 8.25%, 9/1/17	500,000	518,750

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS (continued)
Consumer Staples (continued)
Sealy Mattress Co., 8.25%, 6/15/14	$ 250,000	$ 250,625
Stater Brothers Holdings, 7.75%, 4/15/15	500,000	517,500
SUPERVALU Inc., 7.5%, 11/15/14	500,000	500,000
SUPERVALU Inc., 8%, 5/1/16	500,000	510,000
Tops Markets LLC (A), 10.125%, 10/15/15	500,000	530,625
		8,234,812
Energy - 6.6%
Chaparral Energy Inc., 8.875%, 2/1/17	500,000	517,500
Chaparral Energy Inc. (A), 8.25%, 9/1/21	500,000	503,750
Complete Production Services Inc., 8%, 12/15/16	750,000	783,750
Continental Resources Inc./OK, 8.25%, 10/1/19	250,000	273,125
Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 4/1/21	550,000	543,125
Exterran Holdings Inc. (A), 7.25%, 12/1/18	500,000	505,000
Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	488,000	514,840
Helix Energy Solutions Group Inc. (A), 9.5%, 1/15/16	150,000	154,500
Helix Energy Solutions Group Inc. (C), 3.25%, 12/15/25	750,000	745,313
Inergy L.P./Inergy Finance Corp. (A), 6.875%, 8/1/21	500,000	500,000
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/1/18	500,000	517,500
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.5%, 7/15/21	750,000	759,375
Unit Corp., 6.625%, 5/15/21	250,000	248,672
		6,566,450
Financials - 3.4%
CIT Group Inc. (A), 7%, 5/2/16	600,000	597,750
CIT Group Inc. (A), 7%, 5/2/17	750,000	748,125
MPT Operating Partnership L.P./MPT Finance Corp. (A), 6.875%, 5/1/21	500,000	491,250
Nuveen Investments Inc., 10.5%, 11/15/15	1,000,000	1,022,500
Trans Union LLC/TransUnion Financing Corp. (A), 11.375%, 6/15/18	500,000	565,000
		3,424,625
Health Care - 7.5%
AMGH Merger Sub Inc. (A), 9.25%, 11/1/18	500,000	527,500
Biomet Inc., 10%, 10/15/17	250,000	272,500
Biomet Inc., 11.625%, 10/15/17	750,000	830,625
Capella Healthcare Inc. (A), 9.25%, 7/1/17	150,000	158,250
DaVita Inc., 6.375%, 11/1/18	500,000	506,250
	Par Value	Value (Note 2)
Endo Pharmaceuticals Holdings Inc. (A), 7%, 12/15/20	$ 500,000	$ 513,750
Endo Pharmaceuticals Holdings Inc. (A), 7.25%, 1/15/22	500,000	507,500
Hologic Inc. (C) (D), 2%, 12/15/37	850,000	824,500
LifePoint Hospitals Inc. (C), 3.5%, 5/15/14	750,000	802,500
Tenet Healthcare Corp., 8%, 8/1/20	1,000,000	1,016,250
Valeant Pharmaceuticals International (A), 7%, 10/1/20	1,000,000	967,500
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II Inc. (A), 7.75%, 2/1/19	500,000	506,250
		7,433,375
Industrials - 16.0%
Affinion Group Inc., 11.5%, 10/15/15	750,000	774,375
ARAMARK Corp., 8.5%, 2/1/15	1,000,000	1,038,750
ARAMARK Holdings Corp., PIK (A), 8.625%, 5/1/16	500,000	508,750
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (D), 7.625%, 5/15/14	267,000	271,005
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.25%, 1/15/19	500,000	506,250
Bristow Group Inc., 7.5%, 9/15/17	750,000	785,625
FTI Consulting Inc., 7.75%, 10/1/16	750,000	783,750
Gulfmark Offshore Inc. (E) (D), 7.75%, 7/15/14	255,000	257,550
Hertz Corp./The, 8.875%, 1/1/14	46,000	47,150
Hertz Corp./The (A), 6.75%, 4/15/19	500,000	495,000
Hornbeck Offshore Services Inc., Series B, 6.125%, 12/1/14	695,000	688,050
Mac-Gray Corp., 7.625%, 8/15/15	500,000	510,000
Moog Inc., 7.25%, 6/15/18	500,000	530,625
Pinafore LLC/Pinafore Inc. (A), 9%, 10/1/18	1,000,000	1,077,500
RBS Global Inc./Rexnord LLC, 8.5%, 5/1/18	500,000	528,125
RR Donnelley & Sons Co., 7.25%, 5/15/18	1,000,000	1,000,000
RSC Equipment Rental Inc./RSC Holdings III LLC, 9.5%, 12/1/14	730,000	748,250
RSC Equipment Rental Inc./RSC Holdings III LLC (A), 8.25%, 2/1/21	500,000	497,500
ServiceMaster Co./The, PIK (A), 10.75%, 7/15/15	1,000,000	1,055,000
Terex Corp., 8%, 11/15/17	550,000	563,750
Texas Industries Inc., 9.25%, 8/15/20	400,000	387,000
Trinity Industries Inc. (C), 3.875%, 6/1/36	1,000,000	1,043,750
United Rentals North America Inc., 10.875%, 6/15/16	250,000	279,687
United Rentals North America Inc., 8.375%, 9/15/20	500,000	506,250
USG Corp. (D), 9.75%, 1/15/18	500,000	492,500
West Corp./Old, 11%, 10/15/16	450,000	477,000
		15,853,192

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS (continued)
Information Technology - 4.3%
Advanced Micro Devices Inc. (C), 6%, 5/1/15	$ 77,000	$ 78,059
Advanced Micro Devices Inc., 8.125%, 12/15/17	550,000	574,750
Advanced Micro Devices Inc., 7.75%, 8/1/20	500,000	515,000
Buccaneer Merger Sub Inc. (A), 9.125%, 1/15/19	500,000	520,000
General Cable Corp. (C), 0.875%, 11/15/13	450,000	486,000
Linear Technology Corp., Series A (C), 3%, 5/1/27	450,000	476,438
MetroPCS Wireless Inc., 6.625%, 11/15/20	250,000	247,500
SanDisk Corp. (C), 1%, 5/15/13	850,000	821,312
SunGard Data Systems Inc. (A), 7.375%, 11/15/18	500,000	500,000
		4,219,059
Materials - 6.8%
Alpha Natural Resources Inc., 6.25%, 6/1/21	1,250,000	1,256,250
Calcipar S.A. (A), 6.875%, 5/1/18	500,000	501,250
Cascades Inc. (B), 7.875%, 1/15/20	250,000	260,313
Ferro Corp., 7.875%, 8/15/18	500,000	518,750
FMG Resources August 2006 Pty Ltd. (A) (B), 7%, 11/1/15	1,000,000	1,020,000
Graham Packaging Co. L.P./GPC Capital Corp. I (A), 8.25%, 1/1/17	100,000	111,500
Graphic Packaging International Inc., 9.5%, 6/15/17	350,000	383,250
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	250,000	260,000
Huntsman International LLC, 5.5%, 6/30/16	500,000	491,875
JMC Steel Group (A), 8.25%, 3/15/18	1,000,000	1,015,000
Reynolds Group Holdings Ltd. (A), 8.25%, 2/15/21	500,000	467,500
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 8.75%, 5/15/18	250,000	245,625
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 9%, 4/15/19	250,000	246,875
		6,778,188
Telecommunication Services - 6.8%
Avaya Inc., 9.75%, 11/1/15	1,000,000	1,020,000
CommScope Inc. (A), 8.25%, 1/15/19	500,000	515,000
PAETEC Holding Corp., 8.875%, 6/30/17	900,000	945,000
Qwest Communications International Inc. (D), 7.5%, 2/15/14	500,000	507,500
Qwest Communications International Inc., Series B, 7.5%, 2/15/14	500,000	507,500
tw telecom holdings, Inc., 8%, 3/1/18	500,000	533,125
	Par Value	Value (Note 2)
Wind Acquisition Finance S.A. (A) (B), 11.75%, 7/15/17	$1,000,000	$ 1,132,500
Windstream Corp., 7.875%, 11/1/17	250,000	265,313
Windstream Corp., 7%, 3/15/19	250,000	252,500
Windstream Corp., 7.75%, 10/15/20	1,000,000	1,047,500
		6,725,938
Utilities - 3.0%
AES Corp./The, 8%, 6/1/20	500,000	532,500
Calpine Corp. (A), 7.25%, 10/15/17	910,000	923,650
GenOn Energy Inc., 7.875%, 6/15/17	500,000	502,500
Mirant Americas Generation LLC, 8.5%, 10/1/21	500,000	512,500
NRG Energy Inc. (A), 8.25%, 9/1/20	475,000	484,500
		2,955,650
Total Corporate Notes and Bonds ( Cost $87,839,998 )		91,685,195
	Shares
PREFERRED STOCK - 1.1%
Information Technology - 1.1%
Lucent Technologies Capital Trust I	1,100	1,082,125
Total Preferred Stocks ( Cost $1,081,031 )		1,082,125
INVESTMENT COMPANY - 5.1%
State Street Institutional U.S. Government Money Market Fund	5,018,202	5,018,202
Total Investment Company ( Cost $5,018,202 )		5,018,202
TOTAL INVESTMENTS - 98.6% ( Cost $93,939,231** )		97,785,522
NET OTHER ASSETS AND LIABILITIES - 1.4%		1,382,259
TOTAL NET ASSETS - 100.0%		$ 99,167,781

**	Aggregate cost for Federal tax purposes was $93,939,231.
(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or  other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 6.69% of total net assets.
(C)	Convertible.
(D)	Floating rate or variable rate note. Rate shown is as of June 30, 2011.
(E)	Illiquid security (Note 2).
PIK	Payment in Kind.
PLC	Public Limited Company.
ULC	Unlimited Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 52.4%
Consumer Discretionary - 3.8%
McDonald’s Corp.	48,000	$ 4,047,360
Omnicom Group Inc.	71,500	3,443,440
Target Corp.	67,000	3,142,970
Time Warner Inc.	68,000	2,473,160
VF Corp.	23,000	2,496,880
		15,603,810
Consumer Staples - 8.1%
Altria Group Inc.	91,000	2,403,310
Coca-Cola Co./The	68,500	4,609,365
Diageo PLC, ADR	30,000	2,456,100
Kraft Foods Inc., Class A	169,018	5,954,504
PepsiCo Inc./NC	91,000	6,409,130
Philip Morris International Inc.	66,000	4,406,820
Procter & Gamble Co./The	74,000	4,704,180
Sysco Corp.	82,000	2,556,760
		33,500,169
Energy - 6.5%
Chevron Corp.	95,000	9,769,800
ConocoPhillips	116,000	8,722,040
Ensco PLC, ADR	53,000	2,824,900
Marathon Oil Corp.	50,500	2,660,340
Spectra Energy Corp.	114,500	3,138,445
		27,115,525
Financials - 6.9%
Axis Capital Holdings Ltd.	97,000	3,003,120
Bank of New York Mellon Corp./The	109,100	2,795,142
Northern Trust Corp.	45,000	2,068,200
PartnerRe Ltd.	35,000	2,409,750
Travelers Cos. Inc./The	98,000	5,721,240
US Bancorp	230,000	5,867,300
Wells Fargo & Co.	149,000	4,180,940
Willis Group Holdings PLC	63,000	2,589,930
		28,635,622
Health Care - 8.4%
Johnson & Johnson	135,000	8,980,200
Medtronic Inc.	107,000	4,122,710
Merck & Co. Inc.	222,000	7,834,380
Novartis AG, ADR	80,000	4,888,800
Pfizer Inc.	452,019	9,311,592
		35,137,682
Industrials - 7.5%
3M Co.	56,000	5,311,600
Boeing Co./The	33,000	2,439,690
Emerson Electric Co.	45,000	2,531,250
Illinois Tool Works Inc.	87,000	4,914,630
	Shares	Value (Note 2)
Lockheed Martin Corp.	45,000	$ 3,643,650
Norfolk Southern Corp.	37,000	2,772,410
United Parcel Service Inc., Class B	33,000	2,406,690
United Technologies Corp.	26,800	2,372,068
Waste Management Inc.	127,000	4,733,290
		31,125,278
Information Technology - 6.6%
Broadridge Financial Solutions Inc.	146,000	3,514,220
Intel Corp.	346,000	7,667,360
International Business Machines Corp.	22,200	3,808,410
Linear Technology Corp.	90,000	2,971,800
Microsoft Corp.	242,000	6,292,000
Paychex Inc.	105,000	3,225,600
		27,479,390
Materials - 1.4%
Air Products & Chemicals Inc.	40,000	3,823,200
Nucor Corp.	50,000	2,061,000
		5,884,200
Telecommunication Service - 1.9%
AT&T Inc.	255,015	8,010,021
Utilities - 1.3%
Exelon Corp.	60,000	2,570,400
FirstEnergy Corp.	67,000	2,958,050
		5,528,450
Total Common Stocks ( Cost $181,521,200 )		218,020,147
	Par Value
ASSET BACKED SECURITIES - 1.1%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$ 599,648	617,134
CarMax Auto Owner Trust, Series 2007-2, Class B, 5.37%, 3/15/13	1,975,000	1,985,914
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	2,045,000	2,165,090
Total Asset Backed Securities ( Cost $4,636,247 )		4,768,138
CORPORATE NOTES AND BONDS - 17.5%
Consumer Discretionary - 1.6%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31	2,000,000	2,502,822
DR Horton Inc., 5.25%, 2/15/15	515,000	521,437
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	1,850,000	1,981,615
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16	1,600,000	1,720,000
		6,725,874
See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS (continued)
Consumer Staples - 1.0%
Kraft Foods Inc., 6.5%, 11/1/31	$2,025,000	$ 2,306,011
PepsiCo Inc., 4.65%, 2/15/13	620,000	658,841
WM Wrigley Jr. Co. (B) (C), 3.05%, 6/28/13	1,310,000	1,339,085
		4,303,937
Energy - 1.3%
ConocoPhillips, 6.65%, 7/15/18	$1,500,000	1,796,508
Hess Corp., 7.875%, 10/1/29	1,150,000	1,443,948
Transocean Inc., 6%, 3/15/18	750,000	830,387
Transocean Inc., 7.5%, 4/15/31	1,030,000	1,159,817
		5,230,660
Financials - 3.4%
American General Finance Corp., 5.85%, 6/1/13	1,115,000	1,101,063
HCP Inc., 6.7%, 1/30/18	1,450,000	1,621,013
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	1,735,000	868
National Rural Utilities Cooperative Finance Corp., Series C, 7.25%, 3/1/12	2,400,000	2,505,487
Nationwide Health Properties Inc., Series D, 8.25%, 7/1/12	2,400,000	2,514,005
Simon Property Group L.P., 5.875%, 3/1/17	530,000	600,206
Swiss Re Solutions Holding Corp., 7%, 2/15/26	1,000,000	1,094,158
US Bank NA/Cincinnati OH, 6.3%, 2/4/14	2,000,000	2,228,890
Wells Fargo & Co., 5.25%, 10/23/12	1,450,000	1,529,883
Western Union Co./The, 5.93%, 10/1/16	935,000	1,057,241
		14,252,814
Health Care - 3.1%
Amgen Inc., 5.85%, 6/1/17	3,950,000	4,573,930
Eli Lilly & Co., 6.57%, 1/1/16	1,200,000	1,415,341
Genentech Inc., 5.25%, 7/15/35	740,000	743,412
Medco Health Solutions Inc., 7.25%, 8/15/13	1,550,000	1,725,744
Merck & Co. Inc., 5.75%, 11/15/36	1,320,000	1,426,223
Quest Diagnostics Inc./DE, 5.45%, 11/1/15	1,500,000	1,671,726
Wyeth, 6.5%, 2/1/34	1,100,000	1,262,050
		12,818,426
Industrials - 1.8%
Boeing Co./The, 8.625%, 11/15/31	350,000	471,530
Boeing Co./The, 6.875%, 10/15/43	620,000	732,196
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	1,365,000	1,726,107
EI du Pont de Nemours & Co., 5%, 1/15/13	103,000	109,580
Lockheed Martin Corp., 7.65%, 5/1/16	780,000	956,541
Norfolk Southern Corp., 5.59%, 5/17/25	957,000	1,033,956
Norfolk Southern Corp., 7.05%, 5/1/37	1,050,000	1,274,718
Waste Management Inc., 7.125%, 12/15/17	1,150,000	1,363,908
		7,668,536
	Par Value	Value (Note 2)
Information Technology - 0.3%
Cisco Systems Inc., 5.5%, 2/22/16	$ 960,000	$ 1,091,526
Materials - 0.3%
Westvaco Corp., 8.2%, 1/15/30	1,025,000	1,110,303
Telecommunication Services - 0.9%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	1,780,000	2,476,231
Rogers Communications Inc. (D), 6.25%, 6/15/13	1,315,000	1,442,195
		3,918,426
Utilities - 3.8%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36	1,555,000	1,655,562
Interstate Power & Light Co., 6.25%, 7/15/39	1,365,000	1,516,934
MidAmerican Energy Co., 5.65%, 7/15/12	4,000,000	4,204,192
Nevada Power Co., Series R, 6.75%, 7/1/37	1,600,000	1,875,078
Sierra Pacific Power Co., Series M, 6%, 5/15/16	474,000	542,037
Southern Power Co., Series B, 6.25%, 7/15/12	1,500,000	1,577,807
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	835,000	904,300
Virginia Electric and Power Co., Series C, 5.1%, 11/30/12	620,000	656,636
Westar Energy Inc., 6%, 7/1/14	2,400,000	2,651,911
		15,584,457
Total Corporate Notes and Bonds ( Cost $69,016,386 )		72,704,959
MORTGAGE BACKED SECURITIES - 9.7%
Fannie Mae - 8.3%
4%, 4/1/15 Pool # 255719	452,996	467,673
5.5%, 4/1/16 Pool # 745444	514,431	554,388
6%, 5/1/16 Pool # 582558	158,780	173,607
5%, 12/1/17 Pool # 672243	1,059,679	1,145,457
4.5%, 9/1/20 Pool # 835465	1,000,202	1,069,648
6%, 5/1/21 Pool # 253847	188,780	206,879
7%, 12/1/29 Pool # 762813	57,763	66,384
7%, 11/1/31 Pool # 607515	100,096	115,852
7%, 4/1/32 Pool # 641518	2,699	3,120
7%, 5/1/32 Pool # 644591	125,614	145,388
5.5%, 10/1/33 Pool # 254904	892,636	972,028
5.5%, 11/1/33 Pool # 555880	2,892,259	3,149,500
5%, 5/1/34 Pool # 780890	3,071,506	3,281,248
7%, 7/1/34 Pool # 792636	39,286	45,648
5.5%, 8/1/34 Pool # 793647	325,857	355,144
5.5%, 3/1/35 Pool # 815976	1,707,635	1,858,447
5.5%, 7/1/35 Pool # 825283	860,743	936,694
5.5%, 8/1/35 Pool # 826872	428,962	466,545
5%, 9/1/35 Pool # 820347	1,019,588	1,094,948

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
MORTGAGE BACKED SECURITIES (continued)
Fannie Mae (continued)
5%, 9/1/35 Pool # 835699	$ 981,333	$ 1,053,864
5%, 10/1/35 Pool # 797669	1,151,550	1,233,783
5.5%, 10/1/35 Pool # 836912	793,843	863,208
5%, 12/1/35 Pool # 850561	899,710	960,585
5.5%, 12/1/35 Pool # 844583	2,330,042	2,534,549
5.5%, 2/1/36 Pool # 851330	444,213	483,444
5.5%, 9/1/36 Pool # 831820	1,851,482	2,029,463
6%, 9/1/36 Pool # 831741	650,430	717,041
5.5%, 10/1/36 Pool # 896340	326,281	354,791
5.5%, 10/1/36 Pool # 901723	1,513,741	1,641,516
5.5%, 12/1/36 Pool # 902853	1,692,584	1,841,538
5.5%, 12/1/36 Pool # 903059	1,462,838	1,597,060
5.5%, 12/1/36 Pool # 907512	1,195,178	1,299,612
5.5%, 12/1/36 Pool # 907635	1,777,361	1,940,442
		34,659,494
Freddie Mac - 1.4%
8%, 6/1/30 Pool # C01005	54,638	64,927
6.5%, 1/1/32 Pool # C62333	194,988	220,967
5%, 7/1/33 Pool # A11325	2,316,077	2,474,198
6%, 10/1/34 Pool # A28439	219,768	243,065
6%, 10/1/34 Pool # A28598	124,719	137,940
5%, 4/1/35 Pool # A32314	235,819	252,324
5%, 4/1/35 Pool # A32315	438,069	469,825
5%, 4/1/35 Pool # A32316	377,047	404,378
5%, 4/1/35 Pool # A32509	186,530	200,051
5%, 1/1/37 Pool # A56371	1,289,964	1,372,992
		5,840,667
Ginnie Mae – 0.0%
6.5%, 4/20/31 Pool # 3068	107,679	121,969
Total Mortgage Backed Securities ( Cost $37,311,625 )		40,622,130
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.5%
U.S. Treasury Bond - 1.0%
6.625%, 2/15/27	3,270,000	4,326,109
U.S. Treasury Notes - 12.5%
1.000%, 7/31/11	3,000,000	3,002,343
4.625%, 12/31/11	3,150,000	3,220,384
1.375%, 2/15/12	1,125,000	1,133,657
4.625%, 2/29/12	3,400,000	3,500,939
1.375%, 5/15/12	1,312,000	1,325,222
4.000%, 11/15/12	2,500,000	2,625,585
3.625%, 5/15/13	1,980,000	2,097,408
	Par Value	Value (Note 2)
3.125%, 8/31/13	$1,175,000	$ 1,241,185
4.000%, 2/15/14	4,810,000	5,224,862
4.250%, 8/15/14	4,965,000	5,487,487
2.375%, 9/30/14	1,400,000	1,465,187
2.500%, 3/31/15	795,000	834,003
4.500%, 2/15/16	3,550,000	4,015,107
3.250%, 12/31/16	2,500,000	2,666,992
3.125%, 1/31/17	2,000,000	2,120,624
2.375%, 7/31/17	2,000,000	2,021,250
4.250%, 11/15/17	5,100,000	5,716,784
2.750%, 2/15/19	1,300,000	1,312,492
3.375%, 11/15/19	1,000,000	1,042,500
2.625%, 11/15/20	1,900,000	1,829,937
		51,883,948
Total U.S. Government and Agency Obligations ( Cost $53,452,533 )		56,210,057
	Shares
INVESTMENT COMPANY - 5.3%
State Street Institutional U.S. Government Money Market Fund	22,035,769	22,035,769
Total Investment Company ( Cost $22,035,769 )		22,035,769
TOTAL INVESTMENTS - 99.5% ( Cost $367,973,760** )		414,361,200
NET OTHER ASSETS AND LIABILITIES - 0.5%		2,011,090
TOTAL NET ASSETS - 100.0%		$416,372,290

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $368,558,907.
(A)
Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.8% of total net assets.
(E)	In default. Issuer is bankrupt.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCK - 81.9%
Consumer Discretionary - 14.9%
American Eagle Outfitters Inc.	4,200	$ 53,550
Bed Bath & Beyond Inc.*	1,300	75,881
Best Buy Co. Inc.	1,500	47,115
CarMax Inc.*	1,500	49,605
Kohl’s Corp.	1,500	75,015
Staples Inc.	3,500	55,300
Target Corp.	1,600	75,056
		431,522
Energy - 14.2%
Apache Corp.	1,000	123,390
Noble Corp.*	2,000	78,820
Petroleo Brasileiro SAA., ADR	2,100	71,106
Schlumberger Ltd.	1,000	86,400
Southwestern Energy Co.*	1,200	51,456
		411,172
Financials - 11.1%
Bank of New York Mellon Corp./The	3,500	89,670
Goldman Sachs Group Inc./The	300	39,927
Morgan Stanley	2,500	57,525
State Street Corp.	1,500	67,635
Wells Fargo & Co.	2,400	67,344
		322,101
Health Care - 15.0%
Celgene Corp.*	1,500	90,480
Gilead Sciences Inc.*	1,500	62,115
Merck & Co. Inc.c.	1,500	52,935
Mylan Inc./PA*	4,000	98,680
Stryker Corp.	1,000	58,690
Teva Pharmaceutical Industries Ltd., ADR	1,500	72,330
		435,230
Industrials - 2.1%
Jacobs Engineering Group Inc.*	1,400	60,550
	Shares	Value (Note 2)
Information Technology - 24.6%
Adobe Systems Inc.*	2,000	$ 62,900
Cisco Systems Inc.	5,000	78,050
eBay Inc.*	3,000	96,810
Google Inc., Class A*	200	101,276
Hewlett-Packard Co.	1,500	54,600
Intel Corp.	1,900	42,104
Microsoft Corp.	4,500	117,000
Visa Inc., Class A	1,000	84,260
Yahoo! Inc.*	5,000	75,200
		712,200
Total Common Stock (Cost $2,415,657)		2,372,775
INVESTMENT COMPANIES - 4.4%
iPATH S&P 500 VIX Short-Term Futures ETN*	3,000	63,420
Powershares QQQ Trust Series 1	1,100	62,755
Total Investment Companies (Cost $157,840)		126,175
Repurchase Agreement - 17.0%
With U.S. Bank National Association issued 6/30/11 at 0.01%, due 7/1/1, collateralized by $503,646 in Freddie Mac Pool # G11440 due 8/1/18. Proceeds at maturity are $493,501 (Cost $493,501)		493,501
TOTAL INVESTMENTS - 103.3% (Cost $3,066,998)		2,992,451
NET OTHER ASSETS AND LIABILITIES - 0.0%		945
Total Call Options Written - (3.3%)		(95,021)
TOTAL ASSETS - 100.0%		$ 2,898,375

*	Non-income producing.
ADR	American Depository Receipt
ETN	Exchange Traded Note

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Equity Income Fund Portfolio of Investments (unaudited)

Call Options Written	Contracts (100 shares per contract)	Expiration Date	Exercise Price	Market Value
Adobe Systems Inc.	12	October 2011	$33.00	$ 1,650
Adobe Systems Inc.	8	October 2011	34.00	812
Apache Corp.	10	October 2011	125.00	6,550
Bank of New York Mellon Corp./The	25	September 2011	31.00	88
Bed Bath & Beyond Inc.	13	August 2011	50.00	11,180
CarMax Inc.	15	October 2011	28.00	8,850
Celgene Corp.	15	July 2011	57.50	4,650
eBay Inc.	30	October 2011	31.00	9,300
Gilead Sciences Inc.	15	August 2011	41.00	2,752
Google Inc.	2	September 2011	560.00	1,040
Hewlett-Packard Co.	15	August 2011	42.00	90
Intel Corp.	19	October 2011	22.00	2,223
Jacobs Engineering Group Inc.	14	October 2011	46.00	2,380
Kohl’s Corp.	15	October 2011	55.00	1,162
Merck & Co. Inc.	15	October 2011	37.00	847
Microsoft Corp.	45	October 2011	26.00	5,153
Morgan Stanley	16	October 2011	27.00	512
Mylan Inc./PA	40	October 2011	23.00	10,200
Noble Corp.	4	September 2011	40.00	732
Noble Corp.	16	September 2011	41.00	2,248
Petroleo Brasileiro SAA, ADR	21	October 2011	38.00	851
Schlumberger Ltd.	10	August 2011	87.50	3,015
Southwestern Energy Co.	12	September 2011	45.00	1,662
State Street Corp.	15	August 2011	47.00	1,260
Stryker Corp.	10	September 2011	60.00	1,700
Teva Pharmaceutical Industries Ltd., ADR	15	September 2011	52.50	713
Visa Inc.	10	September 2011	77.50	8,375
Wells Fargo & Co.	24	October 2011	30.00	2,076
Yahoo! Inc.	50	October 2011	17.00	2,950
Total Call Options Written (Premiums received $97,979)				$95,021

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 97.9%
Consumer Discretionary - 6.5%
Omnicom Group Inc.	174,000	$ 8,379,840
Target Corp.	160,000	7,505,600
Time Warner Inc.	165,000	6,001,050
TJX Cos. Inc.	120,000	6,303,600
Viacom Inc.	124,000	6,324,000
		34,514,090
Consumer Staples - 11.0%
Diageo PLC, ADR	71,000	5,812,770
Kraft Foods Inc., Class A	388,000	13,669,240
PepsiCo Inc.	230,000	16,198,900
Philip Morris International Inc.	77,000	5,141,290
Procter & Gamble Co./The	187,000	11,887,590
Sysco Corp.	191,000	5,955,380
		58,665,170
Energy - 13.7%
Canadian Natural Resources Ltd.	134,000	5,609,240
Chevron Corp.	169,546	17,436,110
ConocoPhillips	170,000	12,782,300
Noble Corp.	276,000	10,877,160
Occidental Petroleum Corp.	169,500	17,634,780
Southwestern Energy Co. *	200,000	8,576,000
		72,915,590
Financials - 20.1%
American Express Co.	117,000	6,048,900
Arch Capital Group Ltd. *	300,000	9,576,000
Bank of New York Mellon Corp./The	530,000	13,578,600
Berkshire Hathaway Inc., Class B *	105,000	8,125,950
Brookfield Asset Management Inc., Class A	255,000	8,458,350
Travelers Cos. Inc./The	173,500	10,128,930
US Bancorp	770,000	19,642,700
Wells Fargo & Co.	685,000	19,221,100
Willis Group Holdings PLC	135,000	5,549,850
WR Berkley Corp.	198,532	6,440,378
		106,770,758
Health Care - 14.8%
Johnson & Johnson	320,000	21,286,400
Medtronic Inc.	265,000	10,210,450
Merck & Co. Inc.	471,000	16,621,590
Novartis AG, ADR	98,000	5,988,780
Pfizer Inc.	1,210,000	24,926,000
		79,033,220
	Shares	Value (Note 2)
Industrials - 13.4%
3M Co.	124,500	$ 11,808,825
Boeing Co./The	84,000	6,210,120
Emerson Electric Co.	105,000	5,906,250
Illinois Tool Works Inc.	172,000	9,716,280
Lockheed Martin Corp.	109,000	8,825,730
Norfolk Southern Corp.	88,000	6,593,840
United Parcel Service Inc., Class B	75,000	5,469,750
United Technologies Corp.	68,000	6,018,680
Waste Management Inc.	284,000	10,584,680
		71,134,155
Information Technology - 11.6%
Broadridge Financial Solutions Inc.	270,000	6,498,900
Cisco Systems Inc. *	350,000	5,463,500
Intel Corp.	850,000	18,836,000
International Business Machines Corp.	53,000	9,092,150
Microsoft Corp.	527,000	13,702,000
Western Union Co./The	420,000	8,412,600
		62,005,150
Materials - 2.6%
Air Products & Chemicals Inc.	93,000	8,888,940
Nucor Corp.	115,000	4,740,300
		13,629,240
Telecommunication Service - 2.6%
AT&T Inc.	439,987	13,819,992
Utilities - 1.6%
Exelon Corp.	195,000	8,353,800
Total Common Stocks ( Cost $438,508,811 )		520,841,165
INVESTMENT COMPANY - 2.2%
State Street Institutional U.S. Government Money Market Fund	11,702,407	11,702,407
Total Investment Company ( Cost $11,702,407 )		11,702,407
TOTAL INVESTMENTS - 100.1% ( Cost $450,211,218** )		532,543,572
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(329,046)
TOTAL NET ASSETS - 100.0%		$532,214,526

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $450,647,719.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 95.3%
Consumer Discretionary - 11.0%
Amazon.com Inc. *	25,315	$ 5,176,664
CarMax Inc. *	193,155	6,387,636
Comcast Corp., Class A	248,420	6,294,963
Ctrip.com International Ltd., ADR *	54,600	2,352,168
Omnicom Group Inc.	109,512	5,274,098
Panera Bread Co., Class A *	33,700	4,234,742
Starbucks Corp.	110,985	4,382,798
Vitamin Shoppe Inc. *	72,285	3,307,761
Yum! Brands Inc.	123,324	6,812,418
		44,223,248
Consumer Staples - 6.6%
Costco Wholesale Corp.	74,710	6,069,441
Diageo PLC, ADR	55,220	4,520,861
PepsiCo Inc.	228,375	16,084,451
		26,674,753
Energy - 13.5%
Apache Corp.	35,495	4,379,728
Ensco PLC, ADR	107,505	5,730,017
Occidental Petroleum Corp.	147,275	15,322,491
Petrohawk Energy Corp. *	185,900	4,586,153
Petroleo Brasileiro S.A., ADR	278,600	9,433,396
Schlumberger Ltd.	115,090	9,943,776
Southwestern Energy Co. *	118,015	5,060,483
		54,456,044
Financials - 3.9%
Brookfield Asset Management Inc., Class A	122,800	4,073,276
IntercontinentalExchange Inc. *	55,385	6,907,063
T Rowe Price Group Inc.	75,896	4,579,565
		15,559,904
Health Care - 7.6%
Allergan Inc./United States	63,365	5,275,136
CareFusion Corp. *	281,835	7,657,457
Celgene Corp. *	196,730	11,866,754
Cerner Corp. *	32,790	2,003,797
UnitedHealth Group Inc.	73,975	3,815,630
		30,618,774
Industrials - 10.2%
3M Co.	47,840	4,537,624
Boeing Co./The	143,715	10,624,850
Emerson Electric Co.	181,070	10,185,187
Illinois Tool Works Inc.	105,625	5,966,756
Roper Industries Inc.	58,465	4,870,135
Sensata Technologies Holding N.V. *	123,975	4,667,659
		40,852,211
	Shares	Value (Note 2)
Information Technology - 39.9%
Communications Equipment - 8.2%
Acme Packet Inc. *	91,291	$ 6,402,238
Aruba Networks Inc. *	148,175	4,378,571
Cisco Systems Inc. *	251,580	3,927,164
Juniper Networks Inc. *	85,980	2,708,370
QUALCOMM Inc.	191,665	10,884,655
Riverbed Technology Inc. *	113,892	4,508,984
		32,809,982
Computers & Peripherals - 6.5%
Apple Inc. *	59,505	19,974,043
SanDisk Corp. *	145,925	6,055,888
		26,029,931
Electronic Equipment, Instruments & Components - 1.1%
FLIR Systems Inc. *	129,050	4,350,275
Internet Software & Services - 5.8%
Google Inc., Class A *	34,970	17,708,108
OpenTable Inc. *	24,005	1,995,296
Renren Inc., ADR *	425,435	3,765,100
		23,468,504
IT Services - 9.2%
Accenture PLC, Class A	143,895	8,694,136
Global Payments Inc.	43,030	2,194,530
Sapient Corp. *	138,000	2,074,140
Visa Inc., Class A	284,455	23,968,178
		36,930,984
Semiconductors & Semiconductor Equipment - 5.0%
Cavium Inc. *	99,508	4,337,554
Cree Inc. *	83,595	2,807,956
First Solar Inc. *	31,175	4,123,517
Intel Corp.	183,690	4,070,571
NXP Semiconductor N.V. *	180,907	4,835,644
		20,175,242
Software - 4.1%
Ariba Inc. *	64,285	2,215,904
Microsoft Corp.	159,290	4,141,540
Oracle Corp.	245,865	8,091,417
Salesforce.com Inc. *	13,765	2,050,710
		16,499,571
Materials - 2.6%
Ecolab Inc.	184,380	10,395,345
Total Common Stocks ( Cost $317,502,175 )		383,044,768

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANY - 4.5%
State Street Institutional U.S. Government Money Market Fund	17,896,391	$ 17,896,391
Total Investment Company ( Cost $17,896,391 )		17,896,391
TOTAL INVESTMENTS - 99.8% ( Cost $335,398,566** )		400,941,159
NET OTHER ASSETS AND LIABILITIES - 0.2%		616,992
TOTAL NET ASSETS - 100.0%		$401,558,151

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $337,226,442.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 95.0%
Consumer Discretionary - 19.5%
Bed Bath & Beyond Inc. *	248,598	$ 14,510,665
CarMax Inc. *	381,498	12,616,139
Liberty Global Inc., Series C *	210,988	9,009,188
Omnicom Group Inc.	238,790	11,500,126
Staples Inc.	626,897	9,904,972
TJX Cos. Inc.	296,830	15,592,480
Yum! Brands Inc.	147,057	8,123,429
		81,256,999
Consumer Staples - 3.8%
Brown-Forman Corp., Class B	100,656	7,517,997
McCormick & Co. Inc.	164,728	8,165,567
		15,683,564
Energy - 6.7%
EOG Resources Inc.	79,539	8,315,802
Noble Corp.	267,075	10,525,426
Southwestern Energy Co. *	212,377	9,106,726
		27,947,954
Financials - 25.5%
Capital Markets - 3.7%
Northern Trust Corp.	174,358	8,013,494
T Rowe Price Group Inc.	125,950	7,599,823
		15,613,317
Commercial Banks - 2.5%
Glacier Bancorp Inc.	287,381	3,873,896
M&T Bank Corp.	73,864	6,496,339
		10,370,235
Diversified Financial Services - 2.6%
Leucadia National Corp.	312,194	10,645,815
Insurance - 12.0%
Arch Capital Group Ltd. *	368,745	11,770,340
Brown & Brown Inc.	363,366	9,323,972
Markel Corp. *	37,255	14,783,157
WR Berkley Corp.	432,417	14,027,607
		49,905,076
Real Estate Management & Development - 4.7%
Brookfield Asset Management Inc., Class A	584,455	19,386,372
	Shares	Value (Note 2)
Health Care - 12.1%
CR Bard Inc.	81,430	$ 8,945,900
DENTSPLY International Inc.	378,927	14,429,540
Laboratory Corp. of America Holdings *	142,747	13,816,482
Techne Corp.	159,539	13,300,766
		50,492,688
Industrials - 14.6%
Copart Inc. *	289,517	13,491,492
IDEX Corp.	258,635	11,858,415
Jacobs Engineering Group Inc. *	241,115	10,428,224
Ritchie Bros Auctioneers Inc.	146,739	4,033,855
Wabtec Corp.	156,349	10,275,256
Waste Management Inc.	287,559	10,717,324
		60,804,566
Information Technology - 10.3%
Amphenol Corp., Class A	137,915	7,446,031
Broadridge Financial Solutions Inc.	518,851	12,488,744
FLIR Systems Inc. *	312,021	10,518,228
Western Union Co./The	616,445	12,347,393
		42,800,396
Materials - 2.5%
Ecolab Inc.	184,695	10,413,104
Total Common Stocks ( Cost $327,939,549 )		395,320,086
INVESTMENT COMPANY - 5.1%
State Street Institutional U.S. Government Money Market Fund	21,285,125	21,285,125
Total Investment Company ( Cost $21,285,125 )		21,285,125
TOTAL INVESTMENTS - 100.1% ( Cost $349,224,674** )		416,605,211
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(369,952)
TOTAL NET ASSETS - 100.0%		$416,235,259

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $349,343,809.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 97.0%
Consumer Discretionary - 17.6%
Arbitron Inc.	8,140	$ 336,426
Bally Technologies Inc. *	2,870	116,752
Cato Corp./The, Class A	11,440	329,472
CEC Entertainment Inc. *	4,120	165,253
Choice Hotels International Inc.	4,120	137,443
Dress Barn Inc./The *	6,560	223,368
Fred’s Inc., Class A	9,500	137,085
Helen of Troy Ltd. *	7,910	273,133
Matthews International Corp., Class A	4,940	198,341
Skechers U.S.A. Inc., Class A *	6,400	92,672
Sonic Corp. *	15,540	165,190
Stage Stores Inc.	18,610	312,648
Tempur-Pedic International Inc. *	760	51,543
		2,539,326
Consumer Staples - 1.3%
Casey’s General Stores Inc.	4,280	188,320
Energy - 4.7%
Bristow Group Inc. *	2,800	142,856
Georesources Inc. *	5,800	130,442
Penn Virginia Corp.	8,770	115,852
Scorpio Tankers Inc. *	10,600	105,894
SEACOR Holdings Inc. *	1,800	179,928
		674,972
Financials - 23.0%
Alleghany Corp. *	311	103,597
American Campus Communities Inc., REIT	4,120	146,342
AMERISAFE Inc. *	6,170	139,565
Ares Capital Corp.	16,163	259,740
Assured Guaranty Ltd.	7,400	120,694
Campus Crest Communities Inc., REIT	8,800	113,872
Delphi Financial Group Inc., Class A	9,970	291,224
DiamondRock Hospitality Co., REIT *	8,329	89,370
Education Realty Trust Inc., REIT	16,710	143,205
First Busey Corp.	20,907	110,598
First Midwest Bancorp Inc./IL	16,930	208,070
First Niagara Financial Group Inc.	9,207	121,532
Flushing Financial Corp.	7,200	93,600
Hancock Holding Co.	3,600	111,528
International Bancshares Corp.	10,850	181,521
Mack-Cali Realty Corp., REIT	2,300	75,762
MB Financial Inc.	7,230	139,105
Northwest Bancshares Inc.	18,780	236,252
	Shares	Value (Note 2)
Platinum Underwriters Holdings Ltd.	5,060	$ 168,194
Primerica Inc.	6,700	147,199
Webster Financial Corp.	12,680	266,534
Westamerica Bancorporation	1,270	62,548
		3,330,052
Health Care - 8.3%
Amsurg Corp. *	8,290	216,617
Charles River Laboratories International Inc. *	6,300	256,095
Corvel Corp. *	3,130	146,797
Haemonetics Corp. *	900	57,933
ICON PLC, ADR *	13,130	309,343
ICU Medical Inc. *	4,970	217,189
		1,203,974
Industrials - 23.5%
ACCO Brands Corp. *	22,640	177,724
Acuity Brands Inc.	2,110	117,696
Albany International Corp., Class A	10,650	281,054
Belden Inc.	10,830	377,534
Carlisle Cos. Inc.	9,950	489,839
ESCO Technologies Inc.	4,890	179,952
G&K Services Inc., Class A	3,600	121,896
GATX Corp.	6,170	229,030
Genesee & Wyoming Inc., Class A *	4,600	269,744
Kirby Corp. *	5,130	290,717
Mueller Industries Inc.	7,200	272,952
Standard Parking Corp. *	6,390	102,048
Sterling Construction Co. Inc. *	3,790	52,188
Unifirst Corp.	1,270	71,361
United Stationers Inc. *	10,260	363,512
		3,397,247
Information Technology - 8.2%
Coherent Inc. *	1,870	103,355
Diebold Inc.	6,170	191,332
Electronics for Imaging Inc. *	2,365	40,725
MAXIMUS Inc.	3,540	292,864
MTS Systems Corp.	3,330	139,294
NAM TAI Electronics Inc. *	5,510	30,415
Websense Inc. *	7,400	192,178
Zebra Technologies Corp., Class A *	4,600	193,982
		1,184,145
Materials - 5.2%
Aptargroup Inc.	4,320	226,109
Deltic Timber Corp.	2,880	154,627
Kraton Performance Polymers Inc. *	2,900	113,593
Zep Inc.	13,440	254,016
		748,345

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Utilities - 5.2%
Atmos Energy Corp.	4,550	$ 151,287
New Jersey Resources Corp.	2,470	110,187
Unisource Energy Corp.	5,940	221,740
Westar Energy Inc.	5,890	158,500
WGL Holdings Inc.	2,760	106,232
		747,946
Total Common Stocks ( Cost $11,165,000 )		14,014,327
	Shares	Value (Note 2)
INVESTMENT COMPANY - 3.4%
State Street Institutional U.S. Government Money Market Fund	500,581	$ 500,581
Total Investment Company ( Cost $500,581 )		500,581
TOTAL INVESTMENTS - 100.4% ( Cost $11,665,581** )		14,514,908
NET OTHER ASSETS AND LIABILITIES - (0.4%)		(62,459)
TOTAL NET ASSETS - 100.0%		$ 14,452,449

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $11,749,146.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 97.1%
Australia - 3.7%
James Hardie Industries SE (A) *	158,580	$ 1,003,554
QBE Insurance Group Ltd. (A)	46,900	870,700
Telstra Corp. Ltd. (A)	679,900	2,111,240
		3,985,494
Belgium - 2.5%
Anheuser-Busch InBev N.V.	46,900	2,720,481
Brazil - 3.5%
Banco do Brasil S.A.	84,070	1,508,320
Cielo S.A.	63,440	1,585,340
MRV Engenharia e Participacoes S.A.	86,100	714,994
		3,808,654
Canada - 1.8%
Potash Corp. of Saskatchewan Inc.	17,800	1,016,563
Rogers Communications Inc.	24,300	962,224
		1,978,787
China - 0.9%
Weichai Power Co. Ltd. (A)	166,000	978,029
Finland - 1.0%
Sampo OYJ	35,000	1,130,319
France - 11.7%
BNP Paribas	26,045	2,010,452
Danone	25,000	1,865,255
Sanofi-Aventis S.A.	38,612	3,104,262
Technip S.A.	13,530	1,450,545
Total S.A.	36,587	2,115,898
Valeo S.A. *	31,900	2,177,910
		12,724,322
Germany - 6.6%
Bayerische Motoren Werke AG (A)	23,390	2,330,729
Merck KGaA	10,200	1,108,477
SAP AG	19,700	1,192,712
Siemens AG	18,519	2,543,199
		7,175,117
Hong Kong - 1.1%
AIA Group Ltd. (A) *	344,000	1,199,473
Ireland - 0.2%
Ryanair Holdings PLC, ADR	7,900	231,786
Italy - 1.3%
Atlantia SpA	69,048	1,469,908
	Shares	Value (Note 2)
Japan - 19.3%
Asics Corp. (A)	45,990	$ 686,795
Canon Inc. (A)	43,500	2,074,377
Daito Trust Construction Co. Ltd. (A)	31,510	2,676,074
Don Quijote Co. Ltd. (A)	45,400	1,580,267
eAccess Ltd. (A)	1,168	524,477
Honda Motor Co. Ltd. (A)	46,400	1,788,422
JS Group Corp. (A)	74,300	1,914,619
JX Holdings Inc. (A)	149,900	1,012,252
Keyence Corp. (A)	3,355	951,513
Mitsubishi Corp. (A)	38,800	972,132
Mitsubishi Estate Co. Ltd. (A)	68,000	1,193,729
Sumitomo Mitsui Financial Group Inc. (A)	40,900	1,258,736
Yahoo! Japan Corp. (A)	4,834	1,664,138
Yamada Denki Co. Ltd. (A)	32,710	2,668,403
		20,965,934
Netherlands - 2.0%
ING Groep N.V. (A) *	176,470	2,176,810
New Zealand - 1.3%
Telecom Corp. of New Zealand Ltd. (A)	688,600	1,397,007
Norway - 0.8%
Aker Solutions ASA	42,900	858,771
Russia - 1.5%
Sberbank of Russia (A)	454,400	1,676,227
South Korea - 1.0%
Samsung Electronics Co. Ltd., GDR (B)	2,745	1,063,962
Spain - 1.3%
Amadeus IT Holding S.A. (A) *	67,500	1,404,169
Sweden - 2.1%
Assa Abloy AB	34,200	919,180
Swedbank AB	81,800	1,374,714
		2,293,894
Switzerland - 5.6%
Julius Baer Group Ltd. *	22,600	933,569
Novartis AG	56,397	3,454,589
UBS AG *	96,310	1,756,089
		6,144,247
Turkey - 0.7%
Turkiye Garanti Bankasi AS, ADR	171,700	789,820

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom - 27.2%
BG Group PLC	32,000	$ 726,208
BHP Billiton PLC (A)	64,800	2,539,867
British American Tobacco PLC	44,131	1,934,315
Diageo PLC	56,970	1,163,955
GlaxoSmithKline PLC	128,200	2,744,768
Informa PLC	262,543	1,820,734
International Power PLC	187,100	966,021
Prudential PLC	221,900	2,564,198
Rexam PLC	245,219	1,506,565
Royal Dutch Shell PLC (A)	66,400	2,365,983
Standard Chartered PLC	77,257	2,031,017
Tullow Oil PLC	41,150	818,942
Unilever PLC (A)	69,500	2,242,819
Vodafone Group PLC (A)	405,099	1,076,604
WM Morrison Supermarkets PLC	299,700	1,431,948
WPP PLC	107,900	1,350,759
Xstrata PLC (A)	102,400	2,258,308
		29,543,011
Total Common Stocks ( Cost $86,551,272 )		105,716,222
INVESTMENT COMPANY - 2.8%
United States - 2.8%
State Street Institutional U.S. Government Money Market Fund	3,005,221	3,005,221
Total Investment Company ( Cost $3,005,221 )		3,005,221
TOTAL INVESTMENTS - 99.9% ( Cost $89,556,493** )		108,721,443
NET OTHER ASSETS AND LIABILITIES - 0.1%		83,954
TOTAL NET ASSETS - 100.0%		$108,805,397

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $90,754,440.
(A)	Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

OTHER INFORMATION:
Industry Concentration
% of Net Assets
Commercial Banks	12.7%
Pharmaceuticals	9.3%
Oil, Gas & Consumable Fuels	6.6%
Net Other Assets & Liabilities	4.8%
Real Estate Management & Development	4.2%
Automobiles	4.1%
Food Products	3.9%
Insurance	3.6%
Commercial Services & Supplies	3.5%
Diversified Telecommunication Services	3.3%
Distributors	3.3%
Media	3.2%
Electronic Equipment & Instruments	3.2%
Metals & Mining	3.1%
Beverages	3.0%
Capital Markets	2.5%
Electrical Equipment	2.5%
Wireless Telecommunication Services	2.4%
IT Services	2.3%
Office Electronics	1.9%
Software	1.8%
Electric Utilities	1.8%
Diversified Financial Services	1.4%
Construction Materials	1.4%
Aerospace & Defense	1.3%
Food & Staples Retailing	1.3%
Specialty Retail	1.3%
Tobacco	1.0%
Chemicals	1.0%
Air Freight & Logistics	0.9%
Machinery	0.9%
Leisure Equipment & Products	0.8%
Construction & Engineering	0.8%
Industrial Conglomerates	0.5%
Internet Software & Services	0.4%
100.0%

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 122.2%
Bond Funds - 40.8%
Franklin Floating Rate Daily Access Fund Advisor Class	339,589	$ 3,110,637
PIMCO Investment Grade Corporate Bond Fund Institutional Class	303,656	3,233,935
PIMCO Total Return Fund Institutional Class	260,635	2,864,383
Vanguard Total Bond Market ETF	68,555	5,563,924
		14,772,879
Foreign Bond Funds - 4.9%
Templeton Global Bond Fund Advisor Class	129,197	1,791,969
Foreign Stock Funds - 11.3%
IVA Worldwide Fund	97,446	1,706,287
Vanguard FTSE All-World ex-U.S. ETF	47,968	2,389,286
		4,095,573
Money Market Funds - 24.0%
State Street Institutional U.S. Government Money Market Fund	8,699,937	8,699,937
	Shares	Value (Note 2)
Stock Funds - 41.2%
Hussman Strategic Growth Fund	75,481	$ 926,903
iShares S&P MidCap 400 Index Fund	3,703	361,783
iShares S&P North American Natural Resources Sector Index Fund	8,422	367,704
Rydex S&P Equal Weight ETF	14,846	752,227
Schwab Fundamental U.S. Large Company Index Fund	178,723	1,819,405
SPDR S&P 500 ETF Trust	50,908	6,718,329
Vanguard Dividend Appreciation ETF	48,818	2,733,320
Vanguard Health Care ETF	8,378	537,449
Vanguard Information Technology ETF	11,504	728,778
		14,945,898
TOTAL INVESTMENTS - 122.2% ( Cost $43,885,276** )		44,306,256
NET OTHER ASSETS AND LIABILITIES - (22.2%)		(8,062,747)
TOTAL NET ASSETS - 100.0%		$ 36,243,509

**	Aggregate cost for Federal tax purposes was $43,899,305.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 119.4%
Bond Funds - 28.3%
Franklin Floating Rate Daily Access Fund Advisor Class	266,702	$ 2,442,994
PIMCO Investment Grade Corporate Bond Fund Institutional Class	255,987	2,726,262
PIMCO Total Return Fund Institutional Class	173,397	1,905,636
Vanguard Total Bond Market ETF	50,504	4,098,905
		11,173,797
Foreign Bond Funds - 3.9%
Templeton Global Bond Fund Advisor Class	112,027	1,553,820
Foreign Stock Funds - 13.8%
iShares MSCI Canada Index Fund	12,627	399,897
IVA Worldwide Fund	127,830	2,238,298
Vanguard FTSE All-World ex-U.S. ETF	55,975	2,788,115
		5,426,310
Money Market Funds - 21.2%
State Street Institutional U.S. Government Money Market Fund	8,359,716	8,359,716
	Shares	Value (Note 2)
Stock Funds - 52.2%
Hussman Strategic Growth Fund	83,476	$ 1,025,085
iShares S&P MidCap 400 Index Fund	8,053	786,778
iShares S&P North American Natural Resources Sector Index Fund	13,704	598,317
Rydex S&P Equal Weight ETF	15,826	801,864
Schwab Fundamental U.S. Large Company Index Fund	270,113	2,749,748
SPDR S&P 500 ETF Trust	68,829	9,083,363
Vanguard Dividend Appreciation ETF	67,858	3,799,369
Vanguard Health Care ETF	12,118	777,370
Vanguard Information Technology ETF	15,598	988,133
		20,610,027
TOTAL INVESTMENTS - 119.4% ( Cost $46,484,014** )		47,123,670
NET OTHER ASSETS AND LIABILITIES - (19.4%)		(7,653,905)
TOTAL NET ASSETS - 100.0%		$ 39,469,765

**	Aggregate cost for Federal tax purposes was $46,495,742.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 116.6%
Bond Funds - 18.8%
Franklin Floating Rate Daily Access Fund Advisor Class	150,710	$ 1,380,501
PIMCO Investment Grade Corporate Bond Fund Institutional Class	136,688	1,455,731
PIMCO Total Return Fund Institutional Class	70,037	769,704
Vanguard Total Bond Market ETF	27,814	2,257,384
		5,863,320
Foreign Bond Funds - 2.9%
Templeton Global Bond Fund Advisor Class	66,806	926,596
Foreign Stock Funds - 15.5%
iShares MSCI Canada Index Fund	15,047	476,538
IVA Worldwide Fund	113,616	1,989,420
Vanguard FTSE All-World ex-U.S. ETF	47,645	2,373,197
		4,839,155
Money Market Funds - 18.1%
State Street Institutional U.S. Government Money Market Fund	5,651,602	5,651,602
	Shares	Value (Note 2)
Stock Funds - 61.3%
Hussman Strategic Growth Fund	67,951	$ 834,444
iShares S&P MidCap 400 Index Fund	7,974	779,060
iShares S&P North American Natural Resources Sector Index Fund	14,514	633,681
iShares S&P SmallCap 600 Index Fund	4,262	312,490
Rydex S&P Equal Weight ETF	18,391	931,824
Schwab Fundamental U.S. Large Company Index Fund	260,002	2,646,815
SPDR S&P 500 ETF Trust	57,486	7,586,427
Vanguard Dividend Appreciation ETF	64,390	3,605,196
Vanguard Health Care ETF	12,032	771,853
Vanguard Information Technology ETF	16,107	1,020,379
		19,122,169
TOTAL INVESTMENTS - 116.6% ( Cost $35,761,891** )		36,402,842
NET OTHER ASSETS AND LIABILITIES - (16.6%)		(5,194,063)
TOTAL NET ASSETS - 100.0%		$ 31,208,779

**	Aggregate cost for Federal tax purposes was $35,772,160.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 101.0%
Bond Funds - 8.0%
PIMCO Investment Grade Corporate Bond Fund Institutional Class	2,892	$ 30,798
Vanguard Total Bond Market ETF	753	61,113
		91,911
Foreign Bond Funds - 2.7%
Templeton Global Bond Fund Advisor Class	2,247	31,161
Foreign Stock Funds - 15.6%
iShares MSCI Canada Index Fund	688	21,789
IVA Worldwide Fund	3,990	69,859
Vanguard FTSE All-World ex-U.S. ETF	1,743	86,819
		178,467
Money Market Funds - 8.7%
State Street Institutional U.S. Government Money Market Fund	100,339	100,339
	Shares	Value (Note 2)
Stock Funds - 66.0%
Hussman Strategic Growth Fund	1,666	$ 20,455
iShares S&P MidCap 400 Index Fund	384	37,517
iShares S&P North American Natural Resources Sector Index Fund	731	31,915
iShares S&P SmallCap 600 Index Fund	219	16,057
Rydex S&P Equal Weight ETF	632	32,017
Schwab Fundamental U.S. Large Company Index Fund	9,949	101,277
SPDR S&P 500 ETF Trust	2,199	290,202
Vanguard Dividend Appreciation ETF	2,717	152,125
Vanguard Health Care ETF	489	31,369
Vanguard Information Technology ETF	679	43,015
		755,949
TOTAL INVESTMENTS - 101.0% ( Cost $1,134,005** )		1,157,827
NET OTHER ASSETS AND LIABILITIES - (1.0%)		(11,739)
TOTAL NET ASSETS - 100.0%		$ 1,146,088

**	Aggregate cost for Federal tax purposes was $1,134,642.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Statements of Assets and Liabilities as of June 30, 2011 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund
Assets:
Investments in securities, at cost
Unaffiliated issuers	$111,961,900	$143,251,044	$ 53,116,580	$ 66,110,933
Affiliated issuers1	115,585,462	223,409,907	67,945,201	–
Repurchase Agreement	–	–	–	–
Net unrealized appreciation (depreciation)
Unaffiliated issuers	560,147	5,334,052	3,468,985	–
Affiliated issuers1	13,828,650	31,619,645	14,965,949	–
Total investments at value	241,936,159	403,614,648	139,496,715	66,110,933
Cash	–	–	–	–
Foreign currency (cost of $194,140)(Note 2)	–	–	–	–
Receivables:
Investments sold	–	–	–	–
Fund shares sold	44,081	44,080	548	–
Dividends and interest	675,860	811,697	134,529	1
Due from Adviser, net	–	–	–	22,829
Other assets	–	–	–	–
Total assets	242,656,100	404,470,425	139,631,792	66,133,763
Liabilities:
Payables:
Investments purchased	–	–	–	–
Fund shares redeemed	71,317	160,401	73,330	1,204
Auditor fees	3,273	8,083	3,273	4,463
Management fees	59,623	98,534	33,633	24,394
Distribution fees – Class II	8,449	7,787	388	80
Compliance expense	1,072	4,086	1,157	3,101
Accrued expenses and other payables	–	–	–	–
Options written, at value (premium received $97,979)	–	–	–	–
Total liabilities	143,734	278,891	111,781	33,242
Net assets applicable to outstanding capital stock	$242,512,366	$404,191,534	$139,520,011	$ 66,100,521
Net assets consist of:
Paid-in capital	$234,039,039	$418,175,138	$141,681,557	$ 66,100,521
Accumulated undistributed net investment income	3,094,084	3,299,878	377,391	–
Accumulated net realized loss on investments sold and options and foreign currency related transactions	(9,009,554)	(54,237,179)	(20,973,871)	–
Net unrealized appreciation (depreciation) of investments (including appreciation (depreciation) of options and foreign currency related transactions)	14,388,797	36,953,697	18,434,934	–
Net Assets	$242,512,366	$404,191,534	$139,520,011	$ 66,100,521
Class I Shares:
Net Assets	$200,757,048	$365,699,033	$137,589,389	$ 65,732,300
Shares of beneficial interest outstanding	19,385,052	36,923,826	14,431,237	65,732,300
Net Asset Value and redemption price per share	$10.36	$9.90	$9.53	$1.00
Class II Shares:
Net Assets	$ 41,755,318	$ 38,492,501	$ 1,930,622	$ 368,221
Shares of beneficial interest outstanding	4,035,490	3,891,753	202,896	368,221
Net Asset Value and redemption price per share	$10.35	$9.89	$9.52	$1.00

1	See Note 11 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Statements of Assets and Liabilities as of June 30, 2011 (unaudited)

Bond Fund	High Income Fund	Diversified Income Fund	Equity Income Fund	Large Cap Value Fund	Large Cap Growth Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund

$423,268,361	$ 93,939,231	$367,973,760	$ 2,573,497	$450,211,218	$335,398,566	$349,224,674	$ 11,665,581	$ 89,556,493
–	–	–	–	–	–	–	–	–
–	–	–	493,501	–	–	–	–	–

23,359,621	3,846,291	46,387,440	(74,547)	82,332,354	65,542,593	67,380,537	2,849,327	19,164,950
–	–	–	–	–	–	–	–	–
446,627,982	97,785,522	414,361,200	2,992,451	532,543,572	400,941,159	416,605,211	14,514,908	108,721,443
–	97	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–	194,704

–	318,641	–	–	–	2,929,181	–	11,652	71
83,955	51,427	90,247	–	–	3,504	–	3,522	15,363
3,809,954	1,611,244	2,357,392	2,157	905,814	233,882	369,188	11,000	220,167
–	–	–	–
–	–	–	–	–	269,931	–	–	201,113
450,521,891	99,766,931	416,808,839	2,994,608	533,449,386	404,377,657	416,974,399	14,541,082	109,352,861

–	529,576	–	–	–	2,199,333	–	3,009	305,890
487,164	1,698	167,477	863	932,100	331,383	419,180	72,235	123,933
14,480	2,975	14,232	162	20,579	14,926	10,314	317	6,781
205,283	61,347	238,692	–	259,239	256,184	301,918	12,668	104,769
9,670	1,217	6,016	–	1,199	5,623	2,841	309	3,414
10,877	2,337	10,132	–	21,743	12,057	4,887	95	2,677
–	–	–	100	–	–	–	–	–
–	–	–	95,108	–	–	–	–	–
727,474	599,150	436,549	96,233	1,234,860	2,819,506	739,140	88,633	547,464
$449,794,417	$ 99,167,781	$416,372,290	$ 2,898,375	$532,214,526	$401,558,151	$416,235,259	$ 14,452,449	$108,805,397

$432,018,025	$102,918,721	$404,593,098	$ 2,808,207	$556,505,048	$356,134,679	$430,197,281	$ 13,104,938	$125,685,586
8,332,414	3,233,566	6,112,746	(4,410)	5,217,685	473,800	52,836	19,499	1,212,167
(13,915,643)	(10,830,797)	(40,720,994)	166,254	(111,840,561)	(20,592,921)	(81,395,395)	(1,521,315)	(37,286,952)
23,359,621	3,846,291	46,387,440	(71,676)	82,332,354	65,542,593	67,380,537	2,849,327	19,194,596
$449,794,417	$ 99,167,781	$416,372,290	$ 2,898,375	$532,214,526	$401,558,151	$416,235,259	$ 14,452,449	$108,805,397

$402,622,698	$ 93,153,541	$386,565,044	$ 483,330	$526,320,639	$372,834,689	$402,071,937	$ 12,905,296	$ 91,627,949
38,289,067	9,557,974	22,097,426	46,260	20,727,356	16,015,290	25,945,440	1,132,185	8,599,708
$10.52	$9.75	$17.49	$10.45	$25.39	$23.28	$15.50	$11.40	$10.65

$ 47,171,719	$ 6,014,240	$ 29,807,246	$ 2,415,045	$ 5,893,887	$ 28,723,462	$ 14,163,322	$ 1,547,153	$ 17,177,448
4,489,812	616,753	1,705,755	231,801	232,556	1,236,416	915,430	136,021	1,613,566
$10.51	$9.75	$17.47	$10.42	$25.34	$23.23	$15.47	$11.37	$10.65

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Statements of Assets and Liabilities as of June 30, 2011 (unaudited)

	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund
Assets:
Investments in securities, at cost
Unaffiliated issuers	$ 43,885,276	$ 46,484,014	$ 35,761,891	$ 1,134,005
Net unrealized appreciation
Unaffiliated issuers	420,980	639,656	640,951	23,822
Total investments at value	44,306,256	47,123,670	36,402,842	1,157,827
Receivables:
Investments sold	774,671	797,049	975,103	31,604
Fund shares sold	32,956	42,827	–	71,171
Dividends and interest	64,359	66,221	49,113	1,392
Total assets	45,178,242	48,029,767	37,427,058	1,261,994
Liabilities:
Payables:
Investments purchased	8,928,818	8,553,697	6,159,795	115,737
Fund shares redeemed	–	–	53,435	–
Auditor fees	82	62	44	22
Management fees	5,798	6,234	4,994	146
Compliance expense	35	9	11	1
Total liabilities	8,934,733	8,560,002	6,218,279	115,906
Net assets applicable to outstanding capital stock	$ 36,243,509	$ 39,469,765	$ 31,208,779	$ 1,146,088
Net assets consist of:
Paid-in capital	$ 34,202,633	$ 36,417,099	$ 28,229,299	$ 1,127,982
Accumulated undistributed net investment income	340,042	305,878	197,488	3,385
Accumulated net realized gain (loss) on investments sold and foreign currency related transactions	1,279,854	2,107,132	2,141,041	(9,101)
Net unrealized depreciation of investments (including appreciation of foreign currency related transactions)	420,980	639,656	640,951	23,822
Net Assets	$ 36,243,509	$ 39,469,765	$ 31,208,779	$ 1,146,088
Class I Shares:
Net Assets	$ 36,243,509	$ 39,469,765	$ 31,208,779	$ 1,146,088
Shares of beneficial interest outstanding	4,321,597	4,797,326	3,935,601	110,111
Net Asset Value and redemption price per share	$8.39	$8.23	$7.93	$10.41

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Statements of Operations for the Period Ended June 30, 2011 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund
Investment Income:
Interest	$ 599	$ 849	$ 404	$ 37,069
Dividends
Unaffiliated issuers	1,788,013	1,777,943	208,340	–
Affiliated issuers1	1,712,419	2,172,509	377,260	–
Less: Foreign taxes withheld	–	–	–	–
Total investment income	3,501,031	3,951,301	586,004	37,069
Expenses:
Management fees	353,862	591,590	200,822	148,474
Audit fees	3,273	8,083	3,273	4,463
Trustees’ fees	1,250	3,500	1,250	1,750
Distribution fees – Class II	47,490	44,164	2,111	563
Compliance expense	1,072	4,086	1,157	3,101
Total expenses before reimbursement/waiver	406,947	651,423	208,613	158,351
Less reimbursement/waiver2	–	–	–	(121,282)
Total expenses net of reimbursement/waiver	406,947	651,423	208,613	37,069
Net Investment Income (Loss)	3,094,084	3,299,878	377,391	–
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	64,129	1,038,097	858,746	–
Affiliated issuers1	(181,105)	391,156	423,873	–
Net change in unrealized appreciation (depreciation)on investments (including net unrealized appreciation (depreciation) on options and foreign currency related transactions)
Options	–	–	–	–
Unaffiliated issuers	1,607,074	3,044,574	956,759	–
Affiliated issuers1	3,710,283	9,426,999	3,942,146	–
Net Realized and Unrealized Gain (Loss) on Investments and Options Transactions	5,200,381	13,900,826	6,181,524	–
Net Increase in Net Assets from Operations	$ 8,294,465	$ 17,200,704	$ 6,558,915	$ –

1	See Note 11 for information on affiliated issuers.
2	Waiver includes management fees of $120,719 and distribution fees of $563 for the Money Market Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Statements of Operations for the Period Ended June 30, 2011 (unaudited)

	Bond Fund	High Income Fund	Diversified Income Fund	Equity Income Fund
Investment Income:
Interest	$ 9,708,265	$ 3,743,088	$ 4,163,491	$ 71
Dividends
Unaffiliated issuers	–	21,312	3,486,967	10,253
Affiliated issuers1	–	–	–	–
Less: Foreign taxes withheld	–	–	(28,311)	–
Total investment income	9,708,265	3,764,400	7,622,147	10,324
Expenses:
Management fees	1,250,935	375,647	1,440,730	11,796
Audit fees	14,480	2,975	14,232	162
Trustees’ fees	11,000	2,000	11,000	100
Distribution fees – Class II	51,504	6,525	33,307	2,676
Compliance expense	10,878	2,337	10,132	–
Total expenses before reimbursement/waiver	1,338,797	389,484	1,509,401	14,734
Less reimbursement/waiver2	–	–	–	–
Total expenses net of reimbursement/waiver	1,338,797	389,484	1,509,401	14,734
Net Investment Income (Loss)	8,369,468	3,374,916	6,112,746	(4,410)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	170,941	–	–	47,173
Affiliated issuers1	–	2,247,509	8,206,046	119,398
Net change in unrealized appreciation (depreciation)on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options	–	–	–	37,909
Unaffiliated issuers	1,640,010	(1,899,297)	7,241,592	(181,336)
Net Realized and Unrealized Gain (Loss) on Investments and Options Transactions	1,810,951	348,212	15,447,638	23,144
Net Increase (Decrease) in Net Assets from Operations	$ 10,180,419	$ 3,723,128	$ 21,560,384	$ 18,734

1	See Note 11 for information on affiliated issuers.
2	See Note 3 regarding management fee waivers for the Target Date Funds.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Statements of Operations for the Period Ended June 30, 2011 (unaudited)

Large Cap Value Fund	Large Cap Growth Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund

$ 1,334	$ 3,967	$ 3,697	$ 73	$ 5,508	$ 202	$ 12	$ 10	$ 3

6,920,338	2,140,968	1,954,123	97,572	2,361,400	283,319	252,693	163,248	3,113
–	–	–	–	–	88,807	88,334	62,870	752
(36,678)	(14,788)	(30,362)	–	(177,728)	–	–	–	–
6,884,994	2,130,147	1,927,458	97,645	2,189,180	372,328	341,199	226,218	3,868

1,600,444	1,587,282	1,837,820	75,759	638,973	39,599	43,526	35,510	497
20,579	14,926	10,315	317	6,781	82	62	44	22
17,400	11,000	5,000	100	2,500	50	50	50	–
7,142	31,082	16,600	1,875	19,108	–	–	–	–
21,744	12,057	4,887	95	2,677	35	9	11	1
1,667,309	1,656,347	1,874,622	78,146	670,039	39,766	43,647	35,615	520
–	–	–	–	–	(7,480)	(8,326)	(6,885)	(37)
1,667,309	1,656,347	1,874,622	78,146	670,039	32,286	35,321	28,730	483
5,217,685	473,800	52,836	19,499	1,519,141	340,042	305,878	197,488	3,385

–	–	–	–	–	332,252	535,624	662,421	(5,135)
15,754,471	37,656,337	29,307,972	460,345	3,758,338	2,036,368	2,247,664	1,924,936	(3,966)
–	–	–	–	–

–	–	–	–	–	–	–	–	–
19,371,157	(18,375,025)	7,903,694	310,211	1,697,556	(1,467,649)	(1,655,938)	(1,570,973)	23,822
35,125,628	19,281,312	37,211,666	770,556	5,455,894	900,971	1,127,350	1,016,384	14,721
$ 40,343,313	$ 19,755,112	$ 37,264,502	$ 790,055	$ 6,975,035	$ 1,241,013	$ 1,433,228	$ 1,213,872	$ 18,106

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund
	(unaudited) Six-Months Ended 6/30/11	Year Ended 12/31/10	(unaudited) Six-Months Ended 6/30/11	Year Ended 12/31/10
Net Assets at beginning of period	$231,082,035	$189,151,289	$384,260,026	$344,590,404
Increase (decrease) in net assets from operations:
Net investment income	3,094,084	6,243,595	3,299,878	8,219,996
Net realized gain (loss) on investment	(116,976)	7,769,440	1,429,253	7,425,476
Net change in unrealized appreciation (depreciation) on investments	5,317,357	3,215,628	12,471,573	19,967,506
Net increase (decrease) in net assets from operations	8,294,465	17,228,663	17,200,704	35,612,978
Distributions to shareholders from:
Net investment income
Class I	(200,401)	(7,654,294)	(242,947)	(10,317,104)
Class II	–	(1,328,070)	–	(878,996)
Total distributions	(200,401)	(8,982,364)	(242,947)	(11,196,100)
Capital Stock transactions:
Class I Shares
Shares sold	11,156,715	30,294,841	13,607,410	37,578,345
Issued to shareholders in reinvestment of distributions	200,401	7,654,294	242,947	10,317,104
Shares redeemed	(13,074,045)	(26,027,299)	(16,204,333)	(50,784,583)
Net increase (decrease) in net assets from capital share transactions	(1,716,929)	11,921,836	(2,353,976)	(2,889,134)
Class II Shares
Shares sold	6,536,706	21,941,860	6,254,600	18,891,332
Issued to shareholders in reinvestment of distributions	–	1,328,070	–	878,996
Shares redeemed	(1,483,510)	(1,507,319)	(926,873)	(1,628,450)
Net increase (decrease) in net assets from capital share transactions	5,053,196	21,762,611	5,327,727	18,141,878
Total net increase (decrease) from capital share transactions	3,336,267	33,684,447	2,973,751	15,252,744
Total increase (decrease) in net assets	11,430,331	41,930,746	19,931,508	39,669,622
Net Assets at end of period	$242,512,366	$231,082,035	$404,191,534	$384,260,026
Undistributed net investment income included in net assets	$ 3,094,084	$ 200,401	$ 3,299,878	$ 242,947
Capital Share transactions:
Class I Shares
Shares sold	1,089,147	3,053,915	1,395,520	4,111,214
Issued to shareholders in reinvestment of distributions	19,536	765,160	25,061	1,088,307
Shares redeemed	(1,275,328)	(2,615,695)	(1,659,690)	(5,528,211)
Net increase in shares outstanding	(166,645)	1,203,380	(239,109)	(328,690)
Class II Shares
Shares sold	639,095	2,225,231	641,116	2,059,232
Issued to shareholders in reinvestment of distributions	–	132,811	–	92,735
Shares redeemed	(145,950)	(150,625)	(95,214)	(177,705)
Net increase (decrease) from capital stock transactions	493,145	2,207,417	545,902	1,974,262

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Statements of Changes in Net Assets

Aggressive Allocation Fund		Money Market Fund		Bond Fund		High Income Fund
(unaudited) Six-Months Ended 6/30/11	Year Ended 12/31/10	(unaudited) Six-Months Ended 6/30/11	Year Ended 12/31/10	(unaudited) Six-Months Ended 6/30/11	Year Ended 12/31/10	(unaudited) Six-Months Ended 6/30/11	Year Ended 12/31/10
$127,694,004	$115,006,315	$ 70,211,054	$ 92,647,633	$465,248,826	$551,508,094	$ 99,838,101	$108,870,121

377,391	1,557,353	–	–	8,369,468	19,886,343	3,374,916	7,431,726
1,282,619	981,371	–	–	170,941	(776,528)	2,247,509	2,864,620
4,898,905	10,718,082	–	–	1,640,010	12,715,837	(1,899,297)	650,950
6,558,915	13,256,806	–	–	10,180,419	31,825,652	3,723,128	10,947,296

(45,988)	(1,957,002)	–	–	(379,626)	(17,920,685)	(228,607)	(7,114,840)
–	(20,174)	–	–	–	(1,415,679)	(6,413)	(303,771)
(45,988)	(1,977,176)	–	–	(379,626)	(19,336,364)	(235,020)	(7,418,611)

9,105,097	21,387,476	13,265,466	24,976,798	23,314,192	24,922,679	2,364,413	9,178,883
45,988	1,957,002	–	–	379,626	17,920,685	228,607	7,114,840
(4,267,209)	(22,757,613)	(17,166,807)	(47,805,484)	(59,449,847)	(168,220,819)	(8,321,642)	(32,008,596)
4,883,876	586,865	(3,901,341)	(22,828,686)	(35,756,029)	(125,377,455)	(5,728,622)	(15,714,873)

459,453	815,901	652,686	1,623,479	10,875,704	25,338,964	1,592,968	2,870,986
–	20,174	–	–	–	1,415,679	6,413	303,771
(30,249)	(14,881)	(861,878)	(1,231,372)	(374,877)	(125,744)	(29,187)	(20,589)
429,204	821,194	(209,192)	392,107	10,500,827	26,628,899	1,570,194	3,154,168
5,313,080	1,408,059	(4,110,533)	(22,436,579)	(25,255,202)	(98,748,556)	(4,158,428)	(12,560,705)
11,826,007	12,687,689	(4,110,533)	(22,436,579)	(15,454,409)	(86,259,268)	(670,320)	(9,032,020)
$139,520,011	$127,694,004	$ 66,100,521	$ 70,211,054	$449,794,417	$465,248,826	$ 99,167,781	$ 99,838,101
$ 377,391	$ 45,988	$ –	$ –	$ 8,332,414	$ 342,572	$ 3,233,566	$ 93,670

971,949	2,513,771	13,265,466	24,976,798	2,260,027	2,367,180	243,544	944,926
4,981	215,569	–	–	35,884	1,746,484	23,542	756,070
(454,591)	(2,620,741)	(17,166,807)	(47,805,484)	(5,744,426)	(15,817,029)	(856,476)	(3,382,330)
522,339	108,599	(3,901,341)	(22,828,686)	(3,448,515)	(11,703,365)	(589,390)	(1,681,334)

49,055	94,595	652,686	1,623,479	1,050,261	2,391,169	164,133	298,803
–	2,225	–	–	–	138,090	660	32,256
(3,228)	(1,754)	(861,878)	(1,231,372)	(36,394)	(11,932)	(2,997)	(2,136)
45,827	95,066	(209,192)	392,107	1,013,867	2,517,327	161,796	328,923

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Statements of Changes in Net Assets

	Diversified Income Fund		Equity Income Fund
	(unaudited) Six-Months Ended 6/30/11	Year Ended 12/31/10	(unaudited) Six-Months Ended 6/30/11	Year Ended 12/31/101
Net Assets at beginning of period	$407,017,583	$424,642,342	$ 2,221,337	$ –
Increase in net assets from operations:
Net investment income	6,112,746	14,547,308	(4,410)	(3,605)
Net realized gain on investment	8,206,046	13,803,156	166,571	65,821
Net change in unrealized appreciation (depreciation) on investments	7,241,592	18,841,915	(143,427)	71,751
Net increase in net assets from operations	21,560,384	47,192,379	18,734	133,967
Distributions to shareholders from:
Net investment income
Class I	(282,108)	(13,512,500)	–	–
Class II	–	(740,470)	–	–
Net realized gains
Class I	–	–	(1,586)	(11,456)
Class II	–	–	(7,871)	(41,620)
Total distributions	(282,108)	(14,252,970)	(9,457)	(53,076)
Capital Stock transactions:
Class I Shares
Shares sold	4,273,794	6,186,073	–	450,000
Issued to shareholders in reinvestment of distributions	282,108	13,512,500	1,586	11,456
Shares redeemed	(22,642,928)	(85,409,980)	–	–
Net increase (decrease) in net assets from capital share transactions	(18,087,026)	(65,711,407)	1,586	461,456
Class II Shares
Shares sold	7,022,098	16,060,982	687,322	1,639,463
Issued to shareholders in reinvestment of distributions	–	740,470	7,871	41,620
Shares redeemed	(858,641)	(1,654,213)	(29,018)	(2,093)
Net increase in net assets from capital share transactions	6,163,457	15,147,239	666,175	1,678,990
Total net increase (decrease) from capital share transactions	(11,923,569)	(50,564,168)	667,761	2,140,446
Total increase (decrease) in net assets	9,354,707	(17,624,759)	677,038	2,221,337
Net Assets at end of period	$416,372,290	$407,017,583	2,898,375	2,221,337
Undistributed net investment income included in net assets	$ 6,112,746	$ 282,108	(4,410)	–
Capital Share transactions:
Class I Shares
Shares sold2	249,871	382,789	–	45,000
Issued to shareholders in reinvestment of distributions	16,362	815,184	155	1,105
Shares redeemed3	(1,320,644)	(5,266,514)	–	–
Net increase in shares outstanding	(1,054,411)	(4,068,541)	155	46,105
Class II Shares
Shares sold2	412,760	995,293	65,385	164,579
Issued to shareholders in reinvestment of distributions	–	44,665	780	4,021
Shares redeemed3	(50,363)	(103,911)	(2,758)	(206)
Net increase (decrease) from capital stock transactions	362,397	936,047	63,407	168,394

1	The Equity Income Fund commenced investment operations on April 30, 2010.
2	A portion of the shares sold for the Mid Cap and Small Cap Funds are merger related. See Note 13.
3
 Included in Mid Cap Fund’s amounts are 55,587,696 shares of Class I and 975,111 shares of Class II, redeemed as part of a reverse stock split resulting from the Mid Cap merger effective May 1, 2010. See Note 12.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Statements of Changes in Net Assets

Large Cap Value Fund		Large Cap Growth Fund		Mid Cap Fund		Small Cap Fund
(unaudited) Six-Months Ended 6/30/11	Year Ended 12/31/10	(unaudited) Six-Months Ended 6/30/11	Year Ended 12/31/10	(unaudited) Six-Months Ended 6/30/11	Year Ended 12/31/10	(unaudited) Six-Months Ended 6/30/11	Year Ended 12/31/10
$530,247,917	$633,315,527	$395,446,443	$439,485,846	$397,169,596	$231,140,313	$ 13,097,057	$ 8,605,016

5,217,685	10,041,801	473,800	2,098,277	52,836	1,426,201	19,499	90,074
15,754,471	12,524,176	37,656,337	45,547,695	29,307,972	38,533,473	460,345	1,388,131
19,371,157	20,216,492	(18,375,025)	(1,480,283)	7,903,694	22,164,950	310,211	2,037,319
40,343,313	42,782,469	19,755,112	46,165,689	37,264,502	62,124,624	790,055	3,515,524

(99,876)	(9,874,790)	(43,934)	(2,008,954)	(105,029)	(1,297,752)	(884)	(77,264)
–	(92,316)	–	(80,740)	–	(23,971)	–	(7,146)

–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–
(99,876)	(9,967,106)	(43,934)	(2,089,694)	(105,029)	(1,321,723)	(884)	(84,410)

9,440,892	10,390,330	7,840,471	12,483,565	10,680,281	193,863,822	1,277,451	10,030,126
99,876	9,874,790	43,934	2,008,954	105,029	1,297,752	884	77,264
(47,942,576)	(158,639,460)	(28,268,055)	(115,438,988)	(29,920,891)	(98,896,293)	(786,981)	(9,565,271)
(38,401,808)	(138,374,340)	(20,383,650)	(100,946,469)	(19,135,581)	96,265,281	491,354	542,119

381,677	2,505,643	6,888,390	12,822,773	1,339,952	9,080,395	220,765	579,122
–	92,316	–	80,740	–	23,971	–	7,146
(256,697)	(106,592)	(104,210)	(72,442)	(298,181)	(143,265)	(145,898)	(67,460)
124,980	2,491,367	6,784,180	12,831,071	1,041,771	8,961,101	74,867	518,808
(38,276,828)	(135,882,973)	(13,599,470)	(88,115,398)	(18,093,810)	105,226,382	566,221	1,060,927
1,966,609	(103,067,610)	6,111,708	(44,039,403)	19,065,663	166,029,283	1,355,392	4,492,041
$532,214,526	$530,247,917	$401,558,151	$395,446,443	$416,235,259	$397,169,596	$ 14,452,449	$ 13,097,057
$ 5,217,685	$ 99,876	$ 473,800	$ 43,934	$ 52,836	$ 105,029	$ 19,499	$ 884

376,651	452,699	340,538	617,902	697,513	40,430,546	114,477	1,150,799
4,066	420,253	1,992	90,753	7,073	91,523	82	7,118
(1,932,465)	(7,041,043)	(1,233,404)	(5,618,929)	(1,996,558)	(64,978,007)	(71,394)	(1,004,690)
(1,551,748)	(6,168,091)	(890,874)	(4,910,274)	(1,291,972)	(24,455,938)	43,165	153,227

15,414	113,216	301,328	637,399	89,436	1,438,260	20,095	63,338
–	3,928	–	3,643	–	1,692	–	658
(10,299)	(4,782)	(4,532)	(3,505)	(19,614)	(988,143)	(13,180)	(7,085)
5,115	112,362	296,796	637,537	69,822	451,809	6,915	56,911

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Statements of Changes in Net Assets

	International Stock Fund		Madison Target Retirement 2020 Fund
	(unaudited) Six-Months Ended 6/30/11	Year Ended 12/31/10	(unaudited) Six-Months Ended 6/30/11	Year Ended 12/31/10
Net Assets at beginning of period	$105,304,241	$ 81,959,251	$ 27,647,785	$ 19,299,907
Increase (decrease) in net assets from operations:
Net investment income	1,519,141	1,364,848	340,042	592,475
Net realized gain (loss) on investment	3,758,338	(12,611,702)	2,368,620	433,236
Net change in unrealized appreciation (depreciation) on investments	1,697,556	9,722,689	(1,467,649)	1,041,991
Net increase (decrease) in net assets from operations	6,975,035	(1,524,165)	1,241,013	2,067,702
Distributions to shareholders from:
Net investment income
Class I	(38,929)	(1,747,310)	(21,164)	(890,022)
Class II	–	(164,100)	–	–
Total distributions	(38,929)	(1,911,410)	(21,164)	(890,022)
Capital Stock transactions:
Class I Shares
Shares sold	2,304,549	44,238,040	8,508,477	10,542,189
Issued to shareholders in reinvestment of distributions	38,929	1,747,310	21,164	890,022
Shares redeemed	(8,744,074)	(27,530,444)	(1,153,766)	(4,262,013)
Net increase in net assets from capital share transactions	(6,400,596)	18,454,906	7,375,875	7,170,198
Class II Shares2
Shares sold	3,105,690	8,220,151
Issued to shareholders in reinvestment of distributions	–	164,100
Shares redeemed	(140,044)	(58,592)
Net increase in net assets from capital share transactions	2,965,646	8,325,659
Total net increase (decrease) from capital share transactions	(3,434,950)	26,780,565	7,375,875	7,170,198
Total increase in net assets	3,501,156	23,344,990	8,595,724	8,347,878
Net Assets at end of period	$108,805,397	$105,304,241	$ 36,243,509	$ 27,647,785
Undistributed net investment income included in net assets	$ 1,212,167	$ (268,045)	$ 340,042	$ 21,164
Capital Share transactions:
Class I Shares
Shares sold	222,526	3,857,990	1,028,547	1,339,863
Issued to shareholders in reinvestment of distributions	3,811	178,541	2,566	110,405
Shares redeemed	(842,496)	(3,008,029)	(138,879)	(546,472)
Net increase in shares outstanding	(616,159)	1,028,502	892,234	903,796
Class II Shares2
Shares sold	301,059	899,702
Issued to shareholders in reinvestment of distributions	–	16,689
Shares redeemed	(13,316)	(6,468)
Net increase (decrease) from capital stock transactions	287,743	909,923

1	The Madison Target Retirement 2050 Fund commenced operations on January 3, 2011.
2	Class II shares are not available for the Madison Target Retirement Funds.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Statements of Changes in Net Assets

Madison Target Retirement 2030 Fund		Madison Target Retirement 2040 Fund		Madison Target Retirement 2050 Fund
(unaudited) Six-Months Ended 6/30/11	Year Ended 12/31/10	(unaudited) Six-Months Ended 6/30/11	Year Ended 12/31/10	(unaudited) Inception to 6/30/111
$ 31,278,843	$ 19,330,304	$ 26,146,753	$ 16,656,174	$ –

305,878	583,349	197,488	437,089	3,385
2,783,288	461,104	2,587,357	369,829	(9,101)
(1,655,938)	1,448,454	(1,570,973)	1,407,256	23,822
1,433,228	2,492,907	1,213,872	2,214,174	18,106

(28,384)	(823,904)	(26,328)	(574,774)	–
–	–	–	–	–
(28,384)	(823,904)	(26,328)	(574,774)	–

7,359,556	11,552,787	4,992,478	9,124,273	1,132,898
28,384	823,904	26,328	574,774	–
(601,862)	(2,097,155)	(1,144,324)	(1,847,868)	(4,916)
6,786,078	10,279,536	3,874,482	7,851,179	1,127,982

6,786,078	10,279,536	3,874,482	7,851,179	1,127,982
8,190,922	11,948,539	5,062,026	9,490,579	1,146,088
$ 39,469,765	$ 31,278,843	$ 31,208,779	$ 26,146,753	$ 1,146,088
$ 305,878	$ 28,384	$ 197,488	$ 26,328	$ 3,385

908,792	1,523,733	638,405	1,264,901	110,594
3,528	104,333	3,412	75,725	–
(73,116)	(279,057)	(146,159)	(257,045)	(483)
839,204	1,349,009	495,658	1,083,581	110,111
See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND
	(unaudited) Six-Months Ended 6/30/11		Year Ended December 31,			Inception to 12/31/061
		2010	2009	2008	2007
CLASS I
Net Asset Value at beginning of period	$10.01	$ 9.61	$ 8.48	$10.77	$10.60	$10.00
Income from Investment Operations:
Net investment income3	0.13	0.29	0.29	0.35	0.45	0.23
Net realized and unrealized gain (loss) on investments	0.23	0.52	1.12	(2.27)	(0.03)	0.51
Total from investment operations	0.36	0.81	1.41	(1.92)	0.42	0.74
Less Distributions:
Distributions from net investment income	(0.01)	(0.41)	(0.28)	(0.27)	(0.23)	(0.14)
Distributions from capital gains	–	–	–	(0.10)	(0.02)	–
Total distributions	(0.01)	(0.41)	(0.28)	(0.37)	(0.25)	(0.14)
Net increase (decrease) in net asset value	0.35	0.40	1.13	(2.29)	0.17	0.60
Net Asset Value at end of period	$10.36	$10.01	$ 9.61	$ 8.48	$10.77	$10.60
Total Return (%)4	3.605	8.37	16.76	(17.89)	3.92	7.345
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$200,757	$195,657	$176,322	$116,678	$66,747	$9,113
Ratios of expenses to average net assets:
Before management fee reduction (%)	0.306	0.31	0.31	0.31	0.31	0.346
After management fee reduction (%)	0.306	0.31	0.31	0.28	0.21	0.246
Ratio of net investment income to average net assets (%)	2.666	2.90	3.23	3.53	4.12	4.256
Portfolio Turnover (%)7	105	36	47	71	28	245
CLASS II	(unaudited) Six-Months Ended 6/30/11	2010	Inception to 12/31/092
Net Asset Value at beginning of period	$10.00	$ 9.61	$ 8.51
Income from Investment Operations:
Net investment income3	0.12	0.35	0.28
Net realized and unrealized gain (loss) on investments	0.23	0.43	0.99
Total from investment operations	0.35	0.78	1.27
Less Distributions:
Distributions from net investment income	–	(0.39)	(0.17)
Net increase in net asset value	0.35	0.39	1.10
Net Asset Value at end of period	$10.35	$10.00	$ 9.61
Total Return (%)4	3.475	8.10	14.915
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$41,755	$35,425	$12,829
Ratios of expenses to average net assets (%)	0.556	0.55	0.566
Ratio of net investment income to average net assets (%)	2.446	3.47	4.386
Portfolio Turnover (%)7	105	36	475

1	Commenced investment operations June 30, 2006.
2	Commenced investment operations May 1, 2009.
3	Based on average shares outstanding during the year.
4
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

5	Not annualized.
6	Annualized.
7	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Financial Highlights for a Share of Beneficial Interest Outstanding

MODERATE ALLOCATION FUND
	(unaudited) Six-Months Ended 6/30/11		Year Ended December 31,			Inception to 12/31/061
		2010	2009	2008	2007
CLASS I
Net Asset Value at beginning of period	$ 9.49	$ 8.87	$ 7.51	$11.21	$10.86	$10.00
Income from Investment Operations:
Net investment income3	0.08	0.20	0.18	0.21	0.28	0.20
Net realized and unrealized gain (loss) on investments	0.34	0.71	1.37	(3.55)	0.32	0.79
Total from investment operations	0.42	0.91	1.55	(3.34)	0.60	0.99
Less Distributions:
Distributions from net investment income	(0.01)	(0.29)	(0.19)	(0.17)	(0.19)	(0.13)
Distributions from capital gains	–	–	–	(0.19)	(0.06)	(0.00)5
Total distributions	(0.01)	(0.29)	(0.19)	(0.36)	(0.25)	(0.13)
Net increase (decrease) in net asset value	0.41	0.62	1.36	(3.70)	0.35	0.86
Net Asset Value at end of period	$ 9.90	$ 9.49	$ 8.87	$ 7.51	$11.21	$10.86
Total Return (%)4	4.486	10.22	20.61	(30.23)	5.56	9.876
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$365,699	$352,545	$332,428	$243,761	$218,281	$36,994
Ratios of expenses to average net assets:
Before management fee reduction (%)	0.317	0.31	0.31	0.31	0.31	0.347
After management fee reduction (%)	0.317	0.31	0.31	0.28	0.21	0.247
Ratio of net investment income to average net assets (%)	1.697	2.24	2.29	2.20	2.45	3.747
Portfolio Turnover (%)8	76	34	52	69	29	236
CLASS II	(unaudited) Six-Months Ended 6/30/11	2010	Inception to 12/31/092
Net Asset Value at beginning of period	$ 9.48	$8.87	$ 7.56
Income from Investment Operations:
Net investment income3	0.07	0.25	0.19
Net realized and unrealized gain (loss) on investments	0.34	0.63	1.24
Total from investment operations	0.41	0.88	1.43
Less Distributions:
Distributions from net investment income	–	(0.27)	(0.12)
Net increase in net asset value	0.41	0.61	1.31
Net Asset Value at end of period	$ 9.89	$ 9.48	$ 8.87
Total Return (%)4	4.356	9.94	18.826
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$38,493	$31,715	$12,162
Ratios of expenses to average net assets (%)	0.567	0.56	0.567
Ratio of net investment income to average net assets (%)	1.477	2.76	3.337
Portfolio Turnover (%)8	76	34	526

1	Commenced investment operations June 30, 2006.
2	Commenced investment operations May 1, 2009.
3	Based on average shares outstanding during the year.
4
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

5	Amount represents less than $0.005 per share.
6	Not annualized.
7	Annualized.
8	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Financial Highlights for a Share of Beneficial Interest Outstanding

AGGRESSIVE ALLOCATION FUND
	(unaudited) Six-Months Ended 6/30/11		Year Ended December 31,			Inception to 12/31/061
		2010	2009	2008	2007
CLASS I
Net Asset Value at beginning of period	$ 9.08	$ 8.30	$ 6.57	$11.61	$11.10	$10.00
Income from Investment Operations:
Net investment income3	0.03	0.11	0.10	0.09	0.09	0.15
Net realized and unrealized gain (loss) on investments	0.42	0.81	1.74	(4.74)	0.77	1.10
Total from investment operations	0.45	0.92	1.84	(4.65)	0.86	1.25
Less Distributions:
Distributions from net investment income	(0.00)5	(0.14)	(0.11)	(0.06)	(0.14)	(0.15)
Distributions from capital gains	–	–	–	(0.33)	(0.21)	–
Total distributions	–	(0.14)	(0.11)	(0.39)	(0.35)	(0.15)
Net increase (decrease) in net asset value	0.45	0.78	1.73	(5.04)	0.51	1.10
Net Asset Value at end of period	$ 9.53	$ 9.08	$ 8.30	$ 6.57	$11.61	$11.10
Total Return (%)4	5.066	11.15	27.91	(41.09)	7.69	12.496
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$137,589	$126,270	$114,492	$69,616	$68,120	$21,547
Ratios of expenses to average net assets:
Before management fee reduction (%)	0.317	0.31	0.31	0.31	0.31	0.337
After management fee reduction (%)	0.317	0.31	0.31	0.28	0.21	0.237
Ratio of net investment income to average net assets (%)	0.577	1.27	1.44	0.94	0.79	2.717
Portfolio Turnover (%)8	146	33	58	67	46	216
CLASS II	(unaudited) Six-Months Ended 6/30/11	2010	Inception to 12/31/092
Net Asset Value at beginning of period	$ 9.07	$ 8.30	$ 6.69
Income from Investment Operations:
Net investment income3	0.02	0.17	0.15
Net realized and unrealized gain (loss) on investments	0.43	0.73	1.54
Total from investment operations	0.45	0.90	1.69
Less Distributions:
Distributions from net investment income	–	(0.13)	(0.08)
Net increase in net asset value	0.45	0.77	1.61
Net Asset Value at end of period	$ 9.52	$ 9.07	$ 8.30
Total Return (%)4	4.936	10.87	25.096
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,931	$1,424	$514
Ratios of expenses to average net assets (%)	0.567	0.56	0.567
Ratio of net investment income to average net assets (%)	0.357	1.99	2.867
Portfolio Turnover (%)8	146	33	586

1	Commenced investment operations June 30, 2006.
2	Commenced investment operations May 1, 2009.
3	Based on average shares outstanding during the year.
4
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

5	Amount represents less than $0.005 per share.
6	Not annualized.
7	Annualized.
8	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Financial Highlights for a Share of Beneficial Interest Outstanding

MONEY MARKET FUND
	(unaudited) Six-Months Ended 6/30/11		Year Ended December 31,
		2010	2009	2008	2007	2006
CLASS I
Net Asset Value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income2	–	–	0.004	0.02	0.05	0.04
Net realized and unrealized gain (loss) on investments	–	–	–	0.004	0.004	0.004
Total from investment operations	0.00	0.00	0.00	0.02	0.05	0.04
Less Distributions:
Distributions from net investment income	–	–	(0.00)4	(0.02)	(0.05)	(0.04)
Net increase in net asset value	0.00	0.00	0.00	0.00	0.00	0.00
Net Asset Value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)3	0.005	0.00	0.00	1.75	4.71	4.54
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$65,732	$69,634	$92,463	$159,349	$111,333	$100,462
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.486	0.47	0.47	0.47	0.46	0.46
After waiver of expenses by Adviser (%)	0.116,7	0.147	0.287	0.47	0.46	0.46
Ratio of net investment income to average net assets (%)	0.006,7	0.007	0.00	1.67	4.58	4.42
CLASS II	(unaudited) Six-Months Ended 6/30/11	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income2	–	–	–
Net realized and unrealized gain (loss) on investments	–	–	–
Total from investment operations	0.00	0.00	0.00
Less Distributions:
Distributions from net investment income	–	–	–
Net increase in net asset value	0.00	0.00	0.00
Net Asset Value at end of period	$1.00	$1.00	$1.00
Total Return(%)3	0.005	0.00	0.005
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$368	$577	$185
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.736	0.73	0.736
After waiver of expenses by Adviser (%)	0.116,7	0.167	0.206,7
Ratio of net investment income to average net assets (%)	0.006,7	0.007	0.006

1	Commenced investment operations May 1, 2009.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4	Amount represents less than $0.005 per share.
5	Not annualized.
6	Annualized.
7	Amount includes fees waived by the adviser (see Note 3).

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Financial Highlights for a Share of Beneficial Interest Outstanding

BOND FUND
	(unaudited) Six-Months Ended 6/30/11	Year Ended December 31,
		2010	2009	2008	2007	2006
CLASS I
Net Asset Value at beginning of period	$10.29	$10.14	$ 9.94	$10.19	$10.11	$10.17
Income from Investment Operations:
Net investment income2	0.19	0.40	0.43	0.50	0.49	0.47
Net realized and unrealized gain (loss) on investments	0.05	0.20	0.21	(0.21)	0.02	(0.06)
Total from investment operations	0.24	0.60	0.64	0.29	0.51	0.41
Less Distributions:
Distributions from net investment income	(0.01)	(0.45)	(0.44)	(0.54)	(0.43)	(0.47)
Net increase (decrease) in net asset value	0.23	0.15	0.20	(0.25)	0.08	(0.06)
Net Asset Value at end of period	$10.52	$10.29	$10.14	$ 9.94	$10.19	$10.11
Total Return (%)3	2.284	5.92	6.50	2.86	5.05	4.01
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$402,623	$429,499	$541,789	$572,562	$646,233	$659,273
Ratios of expenses to average net assets	0.575	0.56	0.57	0.56	0.56	0.56
Ratio of net investment income to average net assets (%)	3.705	3.76	4.28	4.84	4.81	4.54
Portfolio Turnover (%)6	44	2	25	12	29	27

CLASS II	(unaudited) Six-Months Ended 6/30/11	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$10.28	$10.14	$ 9.85
Income from Investment Operations:
Net investment income2	0.18	0.37	0.27
Net realized and unrealized gain (loss) on investments	0.05	0.20	0.28
Total from investment operations	0.23	0.57	0.55
Less Distributions:
Distributions from net investment income	–	(0.43)	(0.26)
Net increase in net asset value	0.23	0.14	0.29
Net Asset Value at end of period	$10.51	$10.28	$10.14
Total Return(%)3	2.154	5.66	5.554
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$47,172	$35,750	$9,719
Ratios of expenses to average net assets	0.825	0.81	0.825
Ratio of net investment income to average net assets (%)	3.455	3.49	3.865
Portfolio Turnover (%)6	44	2	254

1	Commenced investment operations May 1, 2009.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4	Not annualized.
5	Annualized.
6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Financial Highlights for a Share of Beneficial Interest Outstanding

HIGH INCOME FUND
	(unaudited) Six-Months Ended 6/30/11	Year Ended December 31,
		2010	2009	2008	2007	2006
CLASS I
Net Asset Value at beginning of period	$ 9.42	$ 9.11	$ 7.34	$ 9.54	$10.16	$10.01
Income from Investment Operations:
Net investment income2	0.33	0.72	0.68	0.67	0.76	0.74
Net realized and unrealized gain (loss) on investments	0.02	0.35	1.80	(2.07)	(0.53)	0.16
Total from investment operations	0.35	1.07	2.48	(1.40)	0.23	0.90
Less Distributions:
Distributions from net investment income	(0.02)	(0.76)	(0.71)	(0.80)	(0.85)	(0.74)
Distributions from capital gains	–	–	–	–	(0.00)4	(0.01)
Total distributions	(0.02)	(0.76)	(0.71)	(0.80)	(0.85)	(0.75)
Net increase (decrease) in net asset value	0.33	0.31	1.77	(2.20)	(0.62)	0.15
Net Asset Value at end of period	$ 9.75	$ 9.42	$ 9.11	$ 7.34	$ 9.54	$10.16
Total Return (%)3	3.765	11.73	34.29	(14.74)	2.29	9.03
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$93,154	$95,552	$107,722	$90,728	$135,045	$153,528
Ratios of expenses to average net assets	0.766	0.77	0.77	0.76	0.76	0.77
Ratio of net investment income to average net assets (%)	6.756	7.54	7.94	7.42	7.27	7.12
Portfolio Turnover (%)7	335	53	73	45	73	64

CLASS II	(unaudited) Six-Months Ended 6/30/11	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$ 9.42	$ 9.11	$ 8.14
Income from Investment Operations:
Net investment income2	0.31	0.70	0.47
Net realized and unrealized gain (loss) on investments	0.03	0.34	0.96
Total from investment operations	0.34	1.04	1.43
Less Distributions:
Distributions from net investment income	(0.01)	(0.73)	(0.46)
Net increase in net asset value	0.33	0.31	0.97
Net Asset Value at end of period	$ 9.75	$9.42	$ 9.11
Total Return (%)3	3.635	11.45	17.495
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$6,014	$4,286	$1,148
Ratios of expenses to average net assets	1.016	1.01	1.016
Ratio of net investment income to average net assets (%)	6.516	7.20	7.656
Portfolio Turnover (%)7	335	53	735

1	Commenced investment operations May 1, 2009.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4	Amount represents less than $0.005 per share.
5	Not annualized.
6	Annualized.
7	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Financial Highlights for a Share of Beneficial Interest Outstanding

DIVERSIFIED INCOME FUND
	(unaudited) Six-Months Ended 6/30/11	Year Ended December 31,
		2010	2009	2008	2007	2006
CLASS I
Net Asset Value at beginning of period	$16.62	$15.37	$14.46	$17.62	$18.46	$19.40
Income from Investment Operations:
Net investment income2	0.25	0.56	0.60	0.72	0.79	0.49
Net realized and unrealized gain (loss) on investments	0.63	1.29	0.92	(3.05)	(0.32)	1.45
Total from investment operations	0.88	1.85	1.52	(2.33)	0.47	1.94
Less Distributions:
Distributions from net investment income	(0.01)	(0.60)	(0.61)	(0.81)	(0.80)	(0.55)
Distributions from capital gains	–	–	–	(0.02)	(0.51)	(2.33)
Total distributions	(0.01)	(0.60)	(0.61)	(0.83)	(1.31)	(2.88)
Net increase (decrease) in net asset value	0.87	1.25	0.91	(3.16)	(0.84)	(0.94)
Net Asset Value at end of period	$17.49	$16.62	$15.37	$14.46	$17.62	$18.46
Total Return (%)3	5.355	12.04	10.74	(13.25)	2.51	9.984
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$386,565	$384,709	$418,381	$438,047	$637,606	$735,881
Ratios of expenses to average net assets	0.726	0.72	0.72	0.71	0.71	0.71
Ratio of net investment income to average net assets (%)	2.996	3.50	4.12	4.37	4.21	2.52
Portfolio Turnover (%)7	85	23	26	14	41	62

CLASS II	(unaudited) Six-Months Ended 6/30/11	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$16.61	$15.37	$13.74
Income from Investment Operations:
Net investment income2	0.23	0.52	0.35
Net realized and unrealized gain (loss) on investments	0.63	1.29	1.64
Total from investment operations	0.86	1.81	1.99
Less Distributions:
Distributions from net investment income	–	(0.57)	(0.36)
Net increase in net asset value	0.86	1.24	1.63
Net Asset Value at end of period	$17.47	$16.61	$15.37
Total Return (%)3	5.225	11.77	14.435
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$29,807	$22,309	$6,261
Ratios of expenses to average net assets	0.976	0.97	0.976
Ratio of net investment income to average net assets (%)	2.746	3.20	3.446
Portfolio Turnover (%)7	85	23	265

1	Commenced investment operations May 1, 2009.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4	In 2006, 0.01% of the Fund’s total return consisted of a voluntary reimbursement by the Adviser for a realized investment loss. Excluding this reimbursement, the total return would have been 9.97%.
5	Not annualized.
6	Annualized.
7	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Financial Highlights for a Share of Beneficial Interest Outstanding

EQUITY INCOME FUND
	(unaudited) Six-Months Ended 6/30/11	Year Ended December 31, 20101
CLASS I
Net Asset Value at beginning of period	$10.37	$10.00
Income from Investment Operations:
Net investment income2	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.10	0.64
Total from investment operations	0.11	0.62
Less Distributions:
Distributions from net investment income	–	–
Distributions from capital gains	(0.03)	(0.25)
Total distributions	(0.03)	(0.25)
Net increase in net asset value	0.08	0.37
Net Asset Value at end of period	$10.45	$10.37
Total Return (%)3	1.10	6.24
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$483	$478
Ratios of expenses to average net assets	0.914	0.914
Ratio of net investment income to average net assets (%)	(0.14)4	(0.34)4
Portfolio Turnover (%)6	615	495

CLASS II
Net Asset Value at beginning of period	$10.35	$10.00
Income from Investment Operations:
Net investment income2	–	(0.02)
Net realized and unrealized gain (loss) on investments	0.10	0.62
Total from investment operations	0.10	0.60
Less Distributions:
Distributions from net investment income	–	–
Distributions from capital gains	(0.03)	(0.25)
Total distributions	(0.03)	(0.25)
Net increase in net asset value	0.07	0.35
Net Asset Value at end of period	$10.42	$10.35
Total Return (%)3	0.98	6.07
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,415	$1,743
Ratios of expenses to average net assets	1.164	1.174
Ratio of net investment income to average net assets (%)	(0.38)4	(0.46)4
Portfolio Turnover (%)6	615	495

1	Commenced investment operations April 30, 2010.
2	Based on average shares outstanding during the period.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4	Annualized.
5	Not annualized.
6	Portfolio Turnover is calculated at the fund level and represents the entire period

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP VALUE FUND
	(unaudited) Six-Months Ended 6/30/11	Year Ended December 31,
		2010	2009	2008	2007	2006
CLASS I
Net Asset Value at beginning of period	$23.56	$22.17	$19.42	$31.49	$35.14	$31.62
Income from Investment Operations:
Net investment income2	0.24	0.38	0.43	0.65	0.68	0.65
Net realized and unrealized gain (loss) on investments	1.59	1.46	2.76	(11.99)	(0.45)	5.87
Total from investment operations	1.83	1.84	3.19	(11.34)	0.23	6.52
Less Distributions:
Distributions from net investment income	(0.00)6	(0.45)	(0.44)	(0.71)	(0.71)	(0.67)
Distributions from capital gains	–	–	–	(0.02)	(3.17)	(2.33)
Total distributions	0.00	(0.45)	(0.44)	(0.73)	(3.88)	(3.00)
Net increase (decrease) in net asset value	1.83	1.39	2.75	(12.07)	(3.65)	3.52
Net Asset Value at end of period	$25.39	$23.56	$22.17	$19.42	$31.49	$35.14
Total Return (%)3	7.804	8.29	16.79	(35.99)	0.60	20.55
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$526,321	$524,894	$630,764	$609,444	$1,229,433	$1,390,778
Ratios of expenses to average net assets	0.625	0.62	0.62	0.61	0.61	0.61
Ratio of net investment income to average net assets (%)	1.965	1.72	2.23	2.42	1.87	1.91
Portfolio Turnover (%)7	144	63	81	38	45	35

CLASS II	(unaudited) Six-Months Ended 6/30/11	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$23.54	$22.17	$17.74
Income from Investment Operations:
Net investment income2	0.21	0.34	0.18
Net realized and unrealized gain (loss) on investments	1.59	1.44	4.45
Total from investment operations	1.80	1.78	4.63
Less Distributions:
Distributions from net investment income	–	(0.41)	(0.20)
Net increase in net asset value	1.80	1.37	4.43
Net Asset Value at end of period	$25.34	$23.54	$22.17
Total Return (%)3	7.674	8.02	26.094
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$5,894	$5,354	$2,552
Ratios of expenses to average net assets	0.875	0.87	0.875
Ratio of net investment income to average net assets (%)	1.725	1.51	1.285
Portfolio Turnover (%)7	144	63	814

1	Commenced investment operations May 1, 2009.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4	Not annualized.
5	Annualized.
6	Amounts represent less than $0.005 per share.
7	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP GROWTH FUND
	(unaudited) Six-Months Ended 6/30/11	Year Ended December 31,
		2010	2009	2008	2007	2006
CLASS I
Net Asset Value at beginning of period	$22.16	$19.87	$14.50	$23.36	$21.47	$19.97
Income from Investment Operations:
Net investment income2	0.03	0.10	0.12	0.12	0.08	0.07
Net realized and unrealized gain (loss) on investments	1.09	2.31	5.37	(8.80)	2.59	1.51
Total from investment operations	1.12	2.41	5.49	(8.68)	2.67	1.58
Less Distributions:
Distributions from net investment income	(0.00)6	(0.12)	(0.12)	(0.14)	(0.09)	(0.08)
Distributions from capital gains	–	–	–	(0.04)	(0.69)	–
Total distributions	(0.00)6	(0.12)	(0.12)	(0.18)	(0.78)	(0.08)
Net increase (decrease) in net asset value	1.12	2.29	5.37	(8.86)	1.89	1.50
Net Asset Value at end of period	$23.28	$22.16	$19.87	$14.50	$23.36	$21.47
Total Return (%)3	5.074	12.13	37.98	(37.20)	12.36	7.88
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$372,835	$374,644	$433,483	$352,473	$665,240	$669,761
Ratios of expenses to average net assets	0.825	0.82	0.82	0.82	0.81	0.81
Ratio of net investment income to average net assets (%)	0.255	0.51	0.72	0.62	0.34	0.35
Portfolio Turnover (%)7	514	78	89	123	76	87

CLASS II	(unaudited) Six-Months Ended 6/30/11	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$22.14	$19.87	$15.78
Income from Investment Operations:
Net investment income2	0.006	0.06	0.05
Net realized and unrealized gain (loss) on investments	1.09	2.30	4.09
Total from investment operations	1.09	2.36	4.14
Less Distributions:
Distributions from net investment income	–	(0.09)	(0.05)
Net increase in net asset value	1.09	2.27	4.09
Net Asset Value at end of period	$23.23	$22.14	$19.87
Total Return (%)3	4.944	11.85	26.214
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$28,723	$20,802	$6,003
Ratios of expenses to average net assets	1.075	1.07	1.075
Ratio of net investment income to average net assets (%)	0.025	0.29	0.365
Portfolio Turnover (%)7	514	78	894

1	Commenced investment operations May 1, 2009.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4	Not annualized.
5	Annualized.
6	Amounts represent less than $0.005 per share.
7	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Financial Highlights for a Share of Beneficial Interest Outstanding

MID CAP FUND
	(unaudited) Six-Months Ended 6/30/11	Year Ended December 31,
		20103	20093	20083	20073	20063
CLASS I
Net Asset Value at beginning of period	$14.14	$11.82	$ 8.01	$15.31	$15.68	$17.94
Income from Investment Operations:
Net investment income2	–	0.04	–	0.005	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	1.36	2.33	3.81	(7.14)	1.41	2.08
Total from investment operations	1.36	2.37	3.81	(7.14)	1.33	2.03
Less Distributions:
Distributions from net investment income	(0.00)5	(0.05)	(0.00)5	(0.00)5	–	–
Distributions from capital gains	–	–	–	(0.16)	(1.70)	(4.29)
Total distributions	0.00	(0.05)	(0.00)	(0.16)	(1.70)	(4.29)
Net increase (decrease) in net asset value	1.36	2.32	3.81	(7.30)	(0.37)	(2.26)
Net Asset Value at end of period	$15.50	$14.14	$11.82	$ 8.01	$15.31	$15.68
Total Return (%)4	9.606	20.12	47.28	(46.89)	8.44	11.38
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$402,072	$385,218	$229,395	$166,465	$367,318	$374,044
Ratios of expenses to average net assets	0.917	0.90	0.87	0.87	0.86	0.86
Ratio of net investment income to average net assets (%)	0.037	0.42	(0.05)	0.09	(0.41)	(0.22)
Portfolio Turnover (%)8	366	46	186	108	104	204

CLASS II	(unaudited) Six-Months Ended 6/30/11	20103	Inception to 12/31/091,3
Net Asset Value at beginning of period	$14.13	$11.82	$ 9.36
Income from Investment Operations:
Net investment income2	(0.02)	0.04	(0.00)
Net realized and unrealized gain (loss) on investments	1.36	2.30	2.46
Total from investment operations	1.34	2.34	2.46
Less Distributions:
Distributions from net investment income	0.00	(0.03)	–
Net increase in net asset value	1.34	2.31	2.46
Net Asset Value at end of period	$15.47	$14.13	$11.82
Total Return (%)4	9.476	19.82	26.136
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$14,163	$11,951	$4,813
Ratios of expenses to average net assets	1.177	1.16	1.227
Ratio of net investment income to average net assets (%)	(0.21)7	0.38	0.537
Portfolio Turnover (%)8	366	46	1866

1	Commenced investment operations May 1, 2009.
2	Based on average shares outstanding during the year.
3
The financial highlights prior to May 1, 2010 are those of the Mid Cap Growth Fund, the accounting survivor of the reorganization of the Mid Cap Value and Mid Cap Growth Funds. The net asset values and other per share information of the Mid Cap Growth Fund have been restated by the conversion ratio of 2.6623 for Class I shares and 2.6678 for Class II shares to reflect those of the legal survivor of the reorganization the Mid Cap Value Fund, which was renamed the Mid Cap Fund after the reorganization.

4
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

5	Amount represents less than $0.005 per share.
6	Not annualized.
7	Annualized.
8	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Financial Highlights for a Share of Beneficial Interest Outstanding

SMALL CAP FUND
	(unaudited) Six-Months Ended 6/30/11		Year Ended December 31,		Inception to 12/31/071
		2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$10.75	$8.54	$ 6.53	$ 8.86	$10.00
Income from Investment Operations:
Net investment income3	0.02	0.08	0.05	0.08	0.09
Net realized and unrealized gain (loss) on investments	0.63	2.20	2.00	(2.34)	(1.05)
Total from investment operations	0.65	2.28	2.05	(2.26)	(0.96)
Less Distributions:
Distributions from net investment income	(0.00)5	(0.07)	(0.04)	(0.07)	(0.08)
Distributions from capital gains	–	–	–	(0.00)5	(0.10)
Total distributions	–	(0.07)	(0.04)	(0.07)	(0.18)
Net increase (decrease) in net asset value	0.65	2.21	2.01	(2.33)	(1.14)
Net Asset Value at end of period	$11.40	$10.75	$ 8.54	$ 6.53	$ 8.86
Total Return (%)4	6.016	26.80	31.56	(25.54)	(9.62)6
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$12,905	$11,710	$7,989	$5,986	$5,624
Ratios of expenses to average net assets	1.117	1.11	1.11	1.12	1.047
Ratio of net investment income to average net assets (%)	0.317	0.85	0.77	1.03	1.457
Portfolio Turnover (%)8	106	33	21	28	136

CLASS II	(unaudited) Six-Months Ended 6/30/11	2010	Inception to 12/31/092
Net Asset Value at beginning of period	$10.74	$8.54	$ 6.50
Income from Investment Operations:
Net investment income3	0.005	0.06	0.02
Net realized and unrealized gain (loss) on investments	0.63	2.20	2.03
Total from investment operations	0.63	2.26	2.05
Less Distributions:
Distributions from net investment income	–	(0.06)	(0.01)
Net increase in net asset value	0.63	2.20	2.04
Net Asset Value at end of period	$11.37	$10.74	$ 8.54
Total Return (%)4	5.886	26.48	31.576
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,547	$1,387	$616
Ratios of expenses to average net assets	1.367	1.36	1.367
Ratio of net investment income to average net assets (%)	0.067	0.67	0.447
Portfolio Turnover (%)8	106	33	216

1	Commenced investment operations May 1, 2007.
2	Commenced investment operations May 1, 2009.
3	Based on average shares outstanding during the year.
4
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

5	Amount represents less than $0.005 per share.
6	Not annualized.
7	Annualized.
8	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Financial Highlights for a Share of Beneficial Interest Outstanding

INTERNATIONAL STOCK FUND
	(unaudited) Six-Months Ended 6/30/11	Year Ended December 31,
		2010	2009	2008	2007	2006
CLASS I
Net Asset Value at beginning of period	$ 9.99	$ 9.53	$ 7.59	$13.40	$13.78	$12.38
Income from Investment Operations:
Net investment income2	0.15	0.14	0.17	0.26	0.23	0.19
Net realized and unrealized gain (loss) on investments	0.51	0.53	1.95	(5.27)	1.36	2.78
Total from investment operations	0.66	0.67	2.12	(5.01)	1.59	2.97
Less Distributions:
Distributions from net investment income	(0.00)6	(0.21)	(0.18)	(0.26)	(0.32)	(0.20)
Distributions from capital gains	–	–	–	(0.54)	(1.65)	(1.37)
Total distributions	0.00	(0.21)	(0.18)	(0.80)	(1.97)	(1.57)
Net increase (decrease) in net asset value	0.66	0.46	1.94	(5.81)	(0.38)	1.40
Net Asset Value at end of period	$10.65	$ 9.99	$ 9.53	$ 7.59	$13.40	$13.78
Total Return (%)3	6.714	7.09	27.90	(38.62)	11.42	24.19
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$91,628	$92,063	$77,997	$72,768	$164,151	$165,704
Ratios of expenses to average net assets	1.225	1.22	1.22	1.22	1.21	1.22
Ratio of net investment income to average net assets (%)	2.885	1.48	2.08	2.45	1.60	1.48
Portfolio Turnover (%)7	214	79	87	43	62	62

CLASS II	(unaudited) Six-Months Ended 6/30/11	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$ 9.99	$ 9.53	$ 7.32
Income from Investment Operations:
Net investment income2	0.14	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.52	0.56	2.33
Total from investment operations	0.66	0.65	2.37
Less Distributions:
Distributions from net investment income	–	(0.19)	(0.16)
Net increase in net asset value	0.66	0.46	2.21
Net Asset Value at end of period	$10.65	$ 9.99	$ 9.53
Total Return (%)3	6.594	6.83	32.304
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$17,177	$13,241	$3,962
Ratios of expenses to average net assets	1.475	1.47	1.485
Ratio of net investment income to average net assets (%)	2.675	1.00	0.575
Portfolio Turnover (%)7	214	79	874

1	Commenced investment operations May 1, 2009.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4	Not annualized.
5	Annualized.
6	Amounts represent less than $0.005 per share.
7	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2020 FUND
	(unaudited) Six-Months Ended 6/30/11	Year Ended December 31,			Inception to 12/31/071
		2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$ 8.06	$ 7.64	$ 6.04	$ 9.63	$10.00
Income from Investment Operations:
Net investment income2	0.09	0.20	0.15	0.22	0.13
Net realized and unrealized gain (loss) on investments	0.24	0.49	1.59	(3.60)	(0.32)
Total from investment operations	0.33	0.69	1.74	(3.38)	(0.19)
Less Distributions:
Distributions from net investment income	(0.00)6	(0.27)	(0.14)	(0.16)	(0.18)
Distributions from capital gains	–	–	–	(0.05)	–
Total distributions	0.00	(0.27)	(0.14)	(0.21)	(0.18)
Net increase (decrease) in net asset value	0.33	0.42	1.60	(3.59)	(0.37)
Net Asset Value at end of period	$ 8.39	$ 8.06	$ 7.64	$ 6.04	$ 9.63
Total Return (%)3	4.094	9.01	28.93	(35.31)	(1.94)4
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$36,244	$27,648	$19,300	$8,719	$2,524
Ratios of expenses to average net assets
Before reimbursement of expenses by Adviser	0.255	0.40	0.41	0.40	0.435
After reimbursement of expenses by Adviser	0.205	0.20	0.34	0.40	0.435
Ratio of net investment income to average net assets (%)	2.115	2.61	2.24	2.80	5.175
Portfolio Turnover (%)7	774	51	78	74	34

1	Commenced investment operations May 1, 2007.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4	Not annualized.
5	Annualized.
6	Amounts represent less than $0.005 per share.
7	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2030 FUND
	(unaudited) Six-Months Ended 6/30/11	Year Ended December 31,			Inception to 12/31/071
		2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$ 7.90	$ 7.41	$ 5.75	$ 9.54	$10.00
Income from Investment Operations:
Net investment income2	0.07	0.18	0.12	0.18	0.09
Net realized and unrealized gain (loss) on investments	0.27	0.52	1.65	(3.82)	(0.34)
Total from investment operations	0.34	0.70	1.77	(3.64)	(0.25)
Less Distributions:
Distributions from net investment income	(0.01)	(0.21)	(0.11)	(0.11)	(0.21)
Distributions from capital gains	–	–	–	(0.04)	–
Total distributions	(0.01)	(0.21)	(0.11)	(0.15)	(0.21)
Net increase (decrease) in net asset value	0.33	0.49	1.66	(3.79)	(0.46)
Net Asset Value at end of period	$ 8.23	$ 7.90	$ 7.41	$ 5.75	$ 9.54
Total Return (%)3	4.194	9.56	30.94	(38.35)	(2.51)4
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$39,470	$31,279	$19,330	$8,010	$1,521
Ratios of expenses to average net assets
Before reimbursement of expenses by Adviser	0.255	0.40	0.41	0.40	0.445
After reimbursement of expenses by Adviser	0.205	0.20	0.34	0.40	0.445
Ratio of net investment income to average net assets (%)	1.735	2.42	1.87	2.38	3.535
Portfolio Turnover (%)6	834	43	78	52	154

1	Commenced investment operations May 1, 2007.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4	Not annualized.
5	Annualized.
6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2040 FUND
	(unaudited) Six-Months Ended 6/30/11	Year Ended December 31,			Inception to 12/31/071
		2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$ 7.60	$ 7.07	$ 5.43	$ 9.48	$10.00
Income from Investment Operations:
Net investment income2	0.05	0.15	0.08	0.14	0.07
Net realized and unrealized gain (loss) on investments	0.29	0.55	1.63	(4.06)	(0.36)
Total from investment operations	0.34	0.70	1.71	(3.92)	(0.29)
Less Distributions:
Distributions from net investment income	(0.01)	(0.17)	(0.07)	(0.08)	(0.23)
Distributions from capital gains	–	–	–	(0.05)	–
Total distributions	(0.01)	(0.17)	(0.07)	(0.13)	(0.23)
Net increase (decrease) in net asset value	0.33	0.53	1.64	(4.05)	(0.52)
Net Asset Value at end of period	$ 7.93	$ 7.60	$ 7.07	$ 5.43	$ 9.48
Total Return (%)3	4.424	9.97	31.64	(41.65)	(2.86)4
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$31,209	$26,147	$16,656	$6,385	$1,193
Ratios of expenses to average net assets
Before reimbursement of expenses by Adviser	0.255	0.40	0.41	0.40	0.445
After reimbursement of expenses by Adviser	0.205	0.20	0.34	0.40	0.445
Ratio of net investment income to average net assets (%)	1.385	2.14	1.22	1.99	2.765
Portfolio Turnover (%)6	924	40	86	62	14

1	Commenced investment operations May 1, 2007.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4	Not annualized.
5	Annualized.
6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2050 FUND
(unaudited) Inception to 6/30/111

CLASS I
Net Asset Value at beginning of period	$10.00
Income from Investment Operations:
Net investment income2	0.07
Net realized and unrealized gain (loss) on investments	0.34
Total from investment operations	0.41
Less Distributions:
Distributions from net investment income	–
Net increase in net asset value	0.41
Net Asset Value at end of period	$10.41
Total Return (%)	4.083
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,146
Ratios of expenses to average net assets
Before reimbursement of expenses by Adviser	0.224
After reimbursement of expenses by Adviser	0.214
Ratio of net investment income to average net assets (%)	1.444
Portfolio Turnover (%)5	923

1	Commenced investment operations January 3, 2011.
2	Based on average shares outstanding during the year.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2011
Notes to Financial Statements (unaudited)

1. ORGANIZATION

The Ultra Series Fund (the "Trust’’), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act’’), as amended, as a diversified, open-end management investment company. The Trust is a series fund with 17 investment portfolios (individually, a "fund", and collectively, the "funds’’), each with different investment objectives and policies. The funds currently available are the Money Market Fund, Bond Fund, High Income Fund, Diversified Income Fund, Equity Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund, Small Cap Fund and International Stock Fund (collectively, the "Core Funds’’), the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the "Target Allocation Funds’’), and the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the "Target Date Funds").

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. All funds, except for the Target Date Funds, offer Class I and II shares. The Target Date Funds only offer a single class of shares, Class I shares. Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees, if any, and its proportional share of fund level expenses, and has exclusive voting rights on matters pertaining to Rule 12b-1 under the 1940 Act as it relates to that class and other class specific matters. Shares are offered to separate accounts (the "Accounts’’) of CUNA Mutual Insurance Society and to qualified pension and retirement plans of CUNA Mutual Insurance Society or its affiliates ("CUNA Mutual Group’’). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.

The Trust has entered into a Management Agreement with Madison Asset Management, LLC. (the "Investment Adviser" or "Madison"). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers ("Subadvisers") for the management of the investments of the High Income, Small Cap and International Stock Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target

Ultra Series Fund | June 30, 2011
Notes to Financial Statements (unaudited)

Allocation and each Target Date Fund include shares of underlying funds, the NAV of each fund is determined, in whole or in part, based on the NAV’s of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded, except for the Equity Income Fund, where they are valued at the mean of the best bid and ask prices across all option exchanges. Futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Pricing Committee (the "Committee’’) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair’’ value any of the investments of these funds. However, an underlying fund may need to "fair’’ value one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying Fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

Ultra Series Fund | June 30, 2011
Notes to Financial Statements (unaudited)

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

Federal Income Taxes: It is each fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute substantially all it’s taxable income to its shareholders. Accordingly, no provisions for federal income taxes are recorded in the accompanying financial statements.

The funds have not recorded any liabilities for material unrecognized tax benefits as of June 30, 2011. It is the funds’ policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2007 through December 31, 2010.

Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers’’ in U.S. Government securities. As of June 30, 2011, only the Equity Income Fund had open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that the repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

Foreign Currency Transactions: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

Each fund, except the Money Market Fund, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Net Realized gains of $1,330,655 are included in the Statements of Operations under the heading "Net realized gain (loss) on investments" for the International Stock Fund. The Money Market Fund can only invest in U.S. dollar-denominated foreign money market securities.

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Ultra Series Fund | June 30, 2011
Notes to Financial Statements (unaudited)

Forward Foreign Currency Exchange Contracts: Each fund, except the Money Market Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Realized and unrealized gains and losses are included in the Statements of Operations. As of June 30, 2011, none of the funds had open forward foreign currency exchange contracts. However, as the funds enter into contracts on the trade date, at the current spot rate, to settle any securities transactions denominated in foreign currencies on behalf of the funds. As of June 30, 2011, the International Stock Fund had open foreign currency contracts to settle payables for investments purchased and receivables for investments sold.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund’s custodian in an amount equal to the value of the fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund’s commitment with respect to the contract.

Futures Contracts: Each fund, except the Money Market Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin,’’ are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund’s commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. As of June 30, 2011, none of the funds had open futures contracts.

Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the Money Market Fund which limits the investment in illiquid securities to 5% of net assets. At June 30, 2011, investments in securities of the Bond, High Income and Diversified Income Funds include issues that are illiquid. The aggregate values of illiquid securities held by Bond, High Income and Diversified Income were $14,749,725, $257,550 and $7,479,084, respectively, which represent 3.3%, 0.3% and 1.8% of net assets, respectively. Information concerning the illiquid securities held at June 30, 2011, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Acquisition Cost
Bond Fund
American Association of Retired Persons	5/16/02	$ 2,644,675
ERAC USA Finance LLC	12/16/04	4,815,932
Indianapolis Power & Light Co.	10/02/06	3,422,883
WM Wrigley Jr. Co.	6/21/10	3,167,464
		$14,050,954

Ultra Series Fund | June 30, 2011
Notes to Financial Statements (unaudited)

Security	Acquisition Date	Acquisition Cost
High Income Fund
Gulfmark Offshore, Inc.	Various	$ 253,021
		$ 253,021
Diversified Income Fund
American Association of Retired Persons	5/16/02	$ 2,115,740
ERAC USA Finance LLC	12/16/04	2,024,881
Indianapolis Power & Light Co.	10/2/06	1,545,017
WM Wrigley Jr. Co.	6/21/10	1,308,952
		$ 6,994,590

Delayed Delivery Securities: Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued’’ refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund’s commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of June 30, 2011, none of the funds had entered into such transactions.

Reclassification Adjustments: Paid-in capital, undistributed net investment income, and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all funds. Differences primarily relate to the tax treatment of net operating losses, paydown gains and losses, foreign currency gains and losses, and distributions from real estate investment trusts and passive foreign investment companies.

Fair Value Measurements: Each fund has adopted the Financial Accounting Standards Board ("FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•Level 1 – quoted prices in active markets for identical investments

•Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

91

Ultra Series Fund | June 30, 2011
Notes to Financial Statements (unaudited)

•Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended June 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. Through the period ended June 30, 2011, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of June 30, 2011 in valuing the funds’ investments carried at fair value:

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/11
Conservative Allocation1	$241,936,159	$ –	$ –	$241,936,159
Moderate Allocation1	403,614,648	–	–	403,614,648
Aggressive Allocation1	139,496,715	–	–	139,496,715
Money Market2	2,872,268	63,238,665	–	66,110,933
Bond
Asset Backed	–	8,251,307	–	8,251,307
Corporate Notes and Bonds	–	120,000,187	–	120,000,187
Mortgage Backed	–	96,401,175	–	96,401,175
U.S. Government and Agency Obligations	–	210,717,180	–	210,717,180
Investment Companies	11,258,133	–	–	11,258,133
	11,258,133	435,369,849	–	446,627,982
High Income
Corporate Notes and Bonds	–	91,685,195	–	91,685,195
Preferred Stock	1,082,125	–	–	1,082,125
Investment Companies	5,018,202	–	–	5,018,202
	6,100,327	91,685,195	–	97,785,522
Diversified Income
Common Stocks	218,020,147	–	–	218,020,147
Asset Backed	–	4,768,138	–	4,768,138
Corporate Notes and Bonds	–	72,704,959	–	72,704,959
Mortgage Backed	–	40,622,130	–	40,622,130
U.S. Government and Agency Obligations	–	56,210,057	–	56,210,057
Investment Companies	22,035,769	–	–	22,035,769
	240,055,916	174,305,284	–	414,361,200
Equity Income
Assets
Common Stocks	2,372,775	–	–	2,372,775
Investment Companies	126,175	–	–	126,175
Repurchase Agreement	–	493,501	–	493,501
	2,498,950	493,501	–	2,992,451
Liabilities:
Options Written	95,021	–	–	95,021

1 At June 30, 2011, all investments are Level 1, see respective Portfolio of Investments.
2 At June 30, 2011, all Level 2 securities held are short term investments, see respective Portfolio of Investments.

Ultra Series Fund | June 30, 2011
Notes to Financial Statements (unaudited)

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/11
Large Cap Value
Common Stocks	$520,841,165	$ –	$ –	$520,841,165
Investment Companies	11,702,407	–	–	11,702,407
	532,543,572	–	–	532,543,572
Large Cap Growth
Common Stocks	383,044,768	–	–	383,044,768
Investment Companies	17,896,391	–	–	17,896,391
	400,941,159	–	–	400,941,159
Mid Cap
Common Stocks	395,320,086	–	–	395,320,086
Investment Companies	21,285,125	–	–	21,285,125
	416,605,211	–	–	416,605,211
Small Cap
Common Stocks	14,014,327	–	–	14,014,327
Investment Companies	500,581	–	–	500,581
	14,514,908	–	–	14,514,908
International Stock
Common Stocks
Australia	–	3,985,494	–	3,985,494
Belgium	–	2,720,481	–	2,720,481
Brazil	3,808,654	–	–	3,808,654
Canada	1,978,787	–	–	1,978,787
China	–	978,029	–	978,029
Finland	–	1,130,319	–	1,130,319
France	–	12,724,322	–	12,724,322
Germany	–	7,175,117	–	7,175,117
Hong Kong	–	1,199,473	–	1,199,473
Ireland	–	231,786	–	231,786
Italy	–	1,469,908	–	1,469,908
Japan	–	20,965,934	–	20,965,934
Netherlands	–	2,176,810	–	2,176,810
New Zealand	–	1,397,007	–	1,397,007
Norway	–	858,771	–	858,771
Russia	–	1,676,227	–	1,676,227
South Korea	–	1,063,962	–	1,063,962
Spain	–	1,404,169	–	1,404,169
Sweden	–	2,293,894	–	2,293,894
Switzerland	–	6,144,247	–	6,144,247
Turkey	–	789,820	–	789,820
United Kingdom	–	29,543,011	–	29,543,011
Investment Companies	3,005,221	–	–	3,005,221
	8,792,662	99,928,781	–	108,721,443
Madison Target Retirement 20201	44,306,256	––	–	44,306,256
Madison Target Retirement 20301	47,123,670	–	–	47,123,670
Madison Target Retirement 20401	36,402,842	–	–	36,402,842
Madison Target Retirement 20501	$1,157,827	–	–	$1,157,827

1 At June 30, 2011, all investments are Level 1, see respective Portfolio of Investments.

Ultra Series Fund | June 30, 2011
Notes to Financial Statements (unaudited)

The funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis was effective for interim and annual period beginning after December 15, 2010. There were no transfers between classification levels during the period ended June 30, 2011.

Derivatives: The funds issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. The funds adopted this guidance effective April 30, 2010 with the inception of the Equity Income Fund.

The following table presents the types of derivatives in the Equity Income Fund by location as presented on the Statement of Assets and Liabilities as of June 30, 2011.

Statement of Asset & Liability Presentation of Fair Values of Derivative Instruments
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	–	--	Options written	$95,021

The following table presents the effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2011:

Derivatives not accounted for as hedging instruments	Realized Gain on Derivatives:	Change in Unrealized Appreciation on Derivatives
Equity contracts	$47,173	$37,909

Management has determined that there is no impact on the financial statements of the other funds held in the Trust as they did not hold derivative financial instruments.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

For its investment advisory services to the funds, the Investment Adviser is entitled to receive a fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets: 0.45% for the Money Market Fund, 0.55% for the Bond Fund, 0.75% for the High Income Fund, 0.70% for the Diversified Income Fund, 0.90% for the Equity Income Fund,0.60% for the Large Cap Value Fund, 0.80% for the Large Cap Growth Fund, 0.90% for the Mid Cap Fund, 1.10% for the Small Cap Fund, 1.20% for the International Stock Fund, 0.30% for each of the Target Allocation Funds.

Effective October 1, 2009, Madison voluntarily agreed to reduce the management fee of the Target Date Funds from 0.40% to 0.20%. This waiver was made permanent on February 17, 2011. See Note 13 regarding subsequent events applicable to the

Ultra Series Fund | June 30, 2011
Notes to Financial Statements (unaudited)

Target Date Funds. The Investment Adviser is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the funds are Shenkman Capital Management, Inc. for the High Income Fund, Wellington Management Company, LLP for the Small Cap Fund and Lazard Asset Management LLC for the International Stock Fund. The Investment Adviser manages the Money Market Fund, Bond Fund, Diversified Income Fund, Equity Income Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Fund, Target Allocation Funds and the Target Date Funds.

The Investment Adviser may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the Investment Adviser waived a portion of management fees on the Money Market Class I Shares and Class II Shares for the purpose of maintaining a one-day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended June 30, 2011, the waivers totaled $119,893 for Class I Shares and $826 for Class II Shares and are reflected as fees waived by the Investment Advisor in the accompanying Statement of Operations.

In addition to the management fee, the Trust is responsible for fees of the disinterested trustees, brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments, costs of borrowing money, expenses for independent audits, tax, compliance and extraordinary expenses as approved by a majority of the Independent Trustees.

Certain officers and trustees of the Trust are also officers of the Investment Advisor. The Trust does not compensate its officers or trustees. Unaffiliated trustees receive from the Trust an attendance fee for each Board or Committee meeting attended, with additional remuneration paid to the audit committee and nominating and governance committee chairs

Limited Services Agreement. Effective July 1, 2009, the investment adviser, Madison Asset Management, LLC ("Madison"), entered into a Limited Services Agreement with the Trust. Under the agreement, Madison agreed to cap certain operating expenses of each fund (other than the Equity Income Fund) that, prior to that date, had been paid directly by the funds (not including securities transaction commissions and expenses, certain taxes, interest, share distribution expenses, and extraordinary and non-recurring expenses). The Limited Services Agreement was in force through June 30, 2011. Specifically, Madison, in exchange for the Limited Service Fee, was responsible for paying the fees and expenses of the funds’ Independent Trustees, independent registered public accountants, and all costs related to the funds’ compliance program. The agreement required Madison to maintain expense levels for these items at a dollar amount that was no more than the amount of such expenses incurred by each fund’s Class I shares for the year-ended December 31, 2008, as follows:

Fund	Annual Fee	Fund	Annual Fee
Conservative Allocation	$11,284	Large Cap Value	$120,439
Moderate Allocation	31,600	Large Cap Growth	76,596
Aggressive Allocation	11,456	Mid Cap	40,739
Money Market	18,783	Small Cap	1,035
Bond	73,318	International Stock	24,119
High Income	14,749	Madison Target Retirement 2020	337
Diversified Income	71,315	Madison Target Retirement 2030	245
		Madison Target Retirement 2040	213

If actual expenses exceeded these dollar amounts, Madison was required to pay the excess (not the funds).

After the date of this report, the funds became directly responsible for payment of the fees and expenses of the funds’ Independent Trustees and independent registered public accountants. Madison assumes responsibility for the funds’ compliance program fees and expenses. See Note 13 regarding subsequent events applicable to the Target Date Funds.

Ultra Series Fund | June 30, 2011
Notes to Financial Statements (unaudited)

Distribution Agreement. Mosaic Funds Distributor, LLC ("MFD") serves as distributor of the Funds. The Trust adopted distribution and service plan with respect to the Trust’s Class II shares pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Trust will pay a service fee with regard to Class II shares at an annual rate of 0.25% of each fund’s daily net assets. MFD arranges to provide compensation to others that provide distribution and shareholder servicing services to the funds and their shareholders. Fees incurred by the funds under the plan are detailed in the Statement of Operations.

The distributor may from time to time voluntarily agree to waive a portion of its fees or expenses related to the funds. In this regard, the distributor waived a portion of 12b-1 fees on the Money Market Class II shares for the purpose of maintaining a one-day yield of zero. For the period ended June 30, 2011, the waivers totaled $563 and are reflected as fees waived in the accompanying Statement of Operations.

The Trust has entered into participation agreements with CUNA Mutual Insurance Society setting forth the terms and conditions pursuant to which the Accounts and retirement plans purchase and redeem shares of the funds. Investments in the Trust by the Accounts are made through either variable annuity or variable life insurance contracts. Net purchase payments under the variable contracts are placed in one or more sub-accounts of the Accounts, and the assets of each sub-account are invested (without sales or redemption charges) in shares of the fund corresponding to that sub-account. Shares are purchased and redeemed at a price equal to the shares’ net asset value. The assets of each fund are held separate from the assets of the other funds.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The Money Market Fund declares dividends from net investment income and net realized gains from investment transactions, if any, daily, and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the fund. The Bond Fund, High Income Fund, Diversified Income Fund, Equity Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap, Mid Cap Fund, International Stock Fund, Target Allocation Funds, and Target Date Funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.

5. SECURITIES TRANSACTIONS

For the period ended June 30, 2011, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$ –	$ –	$30,729,225	$23,662,299
Moderate Allocation	–	–	33,172,032	25,828,633
Aggressive Allocation	–	–	23,706,073	18,112,235
Bond	16,319,283	18,701,936	–	–
High Income	–	–	31,455,949	34,032,090
Diversified Income	6,614,753	10,062,762	26,263,354	38,466,150

Ultra Series Fund | June 30, 2011
Notes to Financial Statements (unaudited)

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Equity Income	$ –	$ –	$ 1,843,994	$ 1,191,174
Large Cap Value	–	–	76,366,663	111,710,453
Large Cap Growth	–	–	191,563,213	205,906,936
Mid Cap	–	–	138,109,143	159,035,954
Small Cap	–	–	2,094,212	1,384,214
International Stock	–	–	22,448,757	25,702,653
Madison Target Retirement 2020	–	–	31,847,084	24,060,482
Madison Target Retirement 2030	–	–	36,058,833	28,873,355
Madison Target Retirement 2040	–	–	30,343,390	26,038,550
Madison Target Retirement 2050	–	–	1,538,081	495,314

6. COVERED CALL OPTIONS

The Equity Income Fund will pursue its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the fund can write (sell) is limited by the amount of equity securities the fund holds in its portfolio. The fund will not write (sell) "naked" or uncovered call options. The fund seeks to produce a high level of current income and gains generated from option writing premiums and to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the fund by providing protection from declining stock prices.

Transactions in option contracts during the period ended June 30, 2011 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	476	$84,813
Options written during the period	602	123,559
Options expired during the period	(120)	(23,515)
Options closed during the period	(131)	(31,401)
Options assigned during the period	(316)	(55,477)
Options outstanding, end of period	511	$97,979

7. FOREIGN SECURITIES

Each fund may invest in foreign securities; provided, however, that the Money Market Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include American Depositary Receipts ("ADRs’’), European Depositary Receipts ("EDRs’’), Global Depositary Receipts ("GDRs’’), Swedish Depositary Receipts ("SDRs’’) and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

Certain funds have reclaim receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statement of Assets and Liabilities. On a periodic basis, these receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

Ultra Series Fund | June 30, 2011
Notes to Financial Statements (unaudited)

8. SECURITIES LENDING

Each fund, except the Target Allocation, Money Market, Small Cap, Equity Income and Target Retirement Funds, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, such funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis.

Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statement of Operations.

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

The funds did not engage in securities lending activities during the period ending on June 30, 2011 and had no securities out on loan as of June 30, 2011.

9. TAX INFORMATION

For federal income tax purposes, the funds listed below have capital loss carryovers as of December 31, 2010, which are available to offset future capital gains, if any:

Fund	2011	2012	2013	2014	2015	2016	2017	2018
Conservative Allocation	$ –	$ –	$ –	$ –	$ –	$ 41,976	$ 6,053,243	$ –
Moderate Allocation	–	–	–	–	--	17,885,475	20,811,527	9,937,108
Aggressive Allocation	–	–	–	–	--	6,446,542	6,205,447	6,513,626
Bond	104,606	1,560,242	1,445,891	816,322	228,563	--	9,584,651	346,309
High Income	–	–	–	–	--	8,436,671	4,641,635	--
Diversified Income	–	–	–	–	--	2,487,530	45,589,823	--
Large Cap Value	–	–	–	–	--	85,305,978	41,852,552	--
Large Cap Growth	–	–	–	–	--	35,115,320	20,739,513	--
Mid Cap	–	–	–	–	7,828,526	30,807,814	71,947,894	--
Small Cap	–	–	–	–	--	1,269,222	635,547	--
International Stock	–	–	–	–	751,246	8,819,661	21,825,302	1,915,037
Madison Target Retirement 2020	–	–	–	–	--	--	225,054	504,165
Madison Target Retirement 2030	–	–	–	–	--	40,540	140,356	259,860
Madison Target Retirement 2040	–	–	–	–	--	28,331	13,390	229,437

As a result of the mergers of the Mid Cap Growth and Mid Cap Value (surviving fund - Mid Cap), the Small Cap Growth and the Small Cap Value (surviving fund - Small Cap) and Global Securities and International Stock Funds (surviving fund - International Stock) each surviving fund acquired realized capital losses, which are limited by Internal Revenue Code section 382. These acquired losses are included in the total losses available noted above. See Note 13 for further information regarding the mergers.

At June 30, 2011, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

Ultra Series Fund | June 30, 2011
Notes to Financial Statements (unaudited)

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$13,684,783	$1,996,032	$11,688,751
Moderate Allocation	32,185,196	1,393,009	30,792,187
Aggressive Allocation	15,768,665	172,149	15,596,516
Bond	27,272,517	3,912,896	23,359,621
High Income	4,278,146	431,855	3,846,291
Diversified Income	51,529,928	5,727,635	45,802,293
Equity Income	91,438	165,985	(74,547)
Large Cap Value	88,522,840	6,626,987	81,895,853
Large Cap Growth	70,721,794	7,007,077	63,714,717
Mid Cap	71,186,593	3,925,191	67,261,402
Small Cap	3,073,187	307,425	2,765,762
International Stock	18,848,366	881,363	17,967,003
Madison Target Retirement 2020	593,908	186,957	406,951
Madison Target Retirement 2030	787,259	159,331	627,928
Madison Target Retirement 2040	728,855	98,173	630,682
Madison Target Retirement 2050	23,514	329	23,185

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

10. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks, other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Fund, and the International Stock Fund may enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called "junk bonds’’). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Equity Income fund invests in option on securities. As the writer of a covered call option, the forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option.

Ultra Series Fund | June 30, 2011
Notes to Financial Statements (unaudited)

Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds’’), including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that a fund selected to fulfill a particular asset class under performs its peer. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

11. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at June 30, 2011, are owned by the Accounts and/or pension plans of CUNA Mutual Insurance Society and by CUNA Mutual Insurance Society, except for the Equity Income Fund, which had investments by the Investment Adviser of $483,330 in Class I, $53,555 in Class II, and the Madison Target Retirement 2050 Fund, which had investments by the Investment Adviser of $104,082 in Class I.

The Target Allocation Funds and Target Date Funds invest in underlying funds, of which certain underlying funds (the "affiliated underlying funds’’), may be deemed to be under common control because of the same Board of Trustees. The MEMBERS Mutual Funds audited financial statements for the fiscal year ended October 31, 2010 are available at no cost on the Securities and Exchange Commission’s website at www.sec.gov, by calling 1-800-877-6089 or by visiting the MEMBERS Mutual Funds’ website at www.membersfunds.com. The Madison Mosaic audited financial statements for the fiscal year ended December 31, 2010 are also available at www.sec.gov, by calling 1-800-368-3195 or visiting www.mosaicfunds.com. A summary of the transactions with each affiliated underlying fund as of June 30, 2011 follows:

Fund/Underlying Fund	Balance of Shares Held at 12/31/10	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/11	Value at 6/30/11	Realized Gain (Loss)	Distributions Received1
Conservative Allocation Fund
Madison Mosaic Institutional Bond Fund	1,699,579	–	-	1,699,579	$ 18,695,365	$ –	$ 180,200
Madison Mosaic Disciplined Equity Fund	1,133,295	46,252	-	1,179,547	15,593,609	–	–
MEMBERS Bond Fund Class Y	4,029,639	–	466,334	3,563,305	36,666,409	49,832	535,192
MEMBERS High Income Fund Class Y	3,521,269	–	768,498	2,752,771	19,296,925	112,133	762,671
MEMBERS International Stock Fund Class Y	1,065,676	–	410,567	655,109	7,383,080	(390,173)	–
MEMBERS Equity Income Fund Class Y	585,893	–	–	585,893	5,853,073	–	234,356
MEMBERS Large Cap Growth Fund Class Y	1,002,072	–	288,778	713,294	11,983,330	435,962	–
MEMBERS Large Cap Value Fund Class Y	1,274,218	–	190,899	1,083,319	13,942,321	(388,859)	–
Totals					$129,414,112	$ (181,105)	$ 1,712,419

1 Distributions received include distributions from net investment income and from capital gains from the underlying funds.

Ultra Series Fund | June 30, 2011
Notes to Financial Statements (unaudited)

Fund/Underlying Fund	Balance of Shares Held at 12/31/10	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/11	Value at 6/30/11	Realized Gain (Loss)	Distributions Received2
Moderate Allocation Fund
Madison Mosaic Institutional Bond Fund	1,491,757	–	–	1,491,757	$ 16,409,323	$ –	$ 158,165
MEMBERS Bond Fund Class Y	3,647,154	–	–	3,647,154	37,529,219	–	525,752
MEMBERS High Income Fund Class Y	4,319,368	–	–	4,319,368	30,278,768	–	1,025,772
MEMBERS International Stock Fund Class Y	2,500,243	–	185,462	2,314,781	26,087,587	(258,552)	–
Madison Mosaic Disciplined Equity Fund	2,713,986	–	–	2,713,986	35,878,891	–	–
MEMBERS Equity Income Fund Class Y	1,157,056	–	–	1,157,056	11,558,986	–	462,820
MEMBERS Large Cap Growth Fund Class Y	2,354,535	–	217,193	2,137,342	35,907,349	327,870	–
MEMBERS Large Cap Value Fund Class Y	2,855,497	–	58,639	2,796,858	35,995,560	(161,466)	–
MEMBERS Mid Cap Fund Class Y1	1,925,389	-	73,747	1,851,642	13,091,111	(36,165)	–
MEMBERS Small Cap Fund Class Y	1,301,695	-	245,616	1,056,079	12,292,760	519,469	–
Totals					$255,029,552	$ 391,156	$ 2,172,509
Aggressive Allocation Fund
MEMBERS Bond Fund Class Y	59,161	–	371,385	59,161	$ –	$ (2,943)	$ 1,296
MEMBERS High Income Fund Class Y	943,557	–	154,278	–	6,614,334	–	224,072
MEMBERS International Stock Fund Class Y	1,178,483	–	313,245	103,183	12,118,633	(142,961)	–
Madison Mosaic Disciplined Equity Fund	1,350,320	23,328	88,212	–	18,159,629	–	–
MEMBERS Equity Income Fund Class Y	379,732	–	47,664	–	3,793,522	–	151,892
MEMBERS Large Cap Growth Fund Class Y	909,744	–	106,127	103,599	13,543,238	168,233	–
MEMBERS Large Cap Value Fund Class Y	1,143,737	19,984	138,267	20,162	14,717,609	(46,197)	–
MEMBERS Mid Cap Fund Class Y1	1,298,512	–	128,518	106,590	8,426,886	22,308	–
MEMBERS Small Cap Fund Class Y	606,010	–	185,307	130,297	5,537,298	425,433	–
Totals					$ 82,911,150	$ 423,873	$ 377,260
Madison Target Retirement 2020 Fund
MEMBERS Bond Fund Class Y	100,475	–	100,475	–	$ –	$ 60,748	$ 112,054
MEMBERS High Income Fund Class Y	311,509	31,322	342,831	–	–	181,861	63,050
MEMBERS International Fund Class Y	121,433	9,294	130,727	–	–	357,219	–
Madison Mosiac Disciplined Equity Fund	192,131	24,374	216,505	–	–	243,523	–
MEMBERS Equity Income Fund Class Y	68,516	–	68,516	–	–	(2,653)	13,703
MEMBERS Large Cap Growth Fund Class Y	123,349	–	123,349	–	–	471,552	–
MEMBERS Large Cap Value Fund Class Y	159,911	–	159,911	–	–	350,042	–
MEMBERS Small Cap Fund Class Y	98,390	–	98,390	–	–	374,076	–
Totals					$ –	$ 2,036,368	$ 88,807

1 Non-income producing over the last 12 months.
2 Distributions received include distributions from net investment income and from capital gains from the underlying funds.

Ultra Series Fund | June 30, 2011
Notes to Financial Statements (unaudited)

Fund/Underlying Fund	Balance of Shares Held at 12/31/10	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/11	Value at 6/30/11	Realized Gain (Loss)	Distributions Received1
Madison Target Retirement 2030 Fund
MEMBERS Bond Fund Class Y	92,351	–	92,351	–	$ –	$ 39,176	$ 9,645
MEMBERS High Income Fund Class Y	324,161	17,385	341,546	–	–	177,061	64,785
MEMBERS International Fund Class Y	159,464	–	159,464	–	–	415,715	–
Madison Mosaic Disciplined Equity Fund	243,730	15,468	259,198	–	–	305,413	–
MEMBERS Equity Income Fund	69,522	–	69,522	–	–	(2,732)	13,904
MEMBERS Large Cap Growth Fund Class Y	150,735	–	150,735	–	–	460,558	–
MEMBERS Large Cap Value Fund Class Y	187,731	–	187,731	–	–	393,770	–
MEMBERS Small Cap Value Fund Class Y	127,640	–	127,640	–	–	458,703	–
Totals					$ –	$ 2,247,664	$ 88,334

Madison Target Retirement 2040 Fund
MEMBERS Bond Fund Class Y	26,774	–	26,774	–	$ –	$ 15,477	$ 1,163
MEMBERS High Income Fund Class Y	243,274	10,431	253,705	–	–	65,206	48,402
MEMBERS International Fund Class Y	153,236	–	153,236	–	–	400,377	–
Madison Mosiac Disciplined Equity Fund	224,178	20,572	244,750	–	–	279,074	–
MEMBERS Equity Income Fund Class Y	66,526	–	66,526	–	–	(5,665)	13,305
MEMBERS Large Cap Growth Fund Class Y	115,944	–	115,944	–	–	424,676	–
MEMBERS Large Cap Value Fund Class Y	146,305	–	146,305	–	–	304,714	–
MEMBERS Small Cap Fund Class Y	120,340	–	120,340	–	–	441,078	–
Totals					$ –	$ 1,924,936	$ 62,870

Madison Target Retirement 2050 Fund
MEMBERS Bond Fund Class Y	–	196	196	–	$ –	$ (6)	$ 9
MEMBERS High Income Fund Class Y	–	6,152	6,152	–	–	(573)	646
MEMBERS International Fund Class Y	–	1,880	1,880	–	–	(48)	–
Madison Mosiac Disciplined Equity Fund	–	6,702	6,702	–	–	(1,871)	–
MEMBERS Equity Income Fund Class Y	–	872	872	–	–	(301)	97
MEMBERS Large Cap Growth Fund Class Y	–	1,977	1,977	–	–	(1,109)	–
MEMBERS Large Cap Value Fund Class Y	–	2,576	2,576	–	–	166	–
MEMBERS Small Cap Fund Class Y	–	1,565	1,565	–	–	(224)	–
Totals					$ –	$ (3,966)	$ 752

1 Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

12. DISCUSSION OF BUSINESS COMBINATIONS

Mid Cap Fund

Effective May 1, 2010, the assets of the Mid Cap Growth Fund were reorganized into the Mid Cap Value Fund and, together, renamed the Mid Cap Fund. The legal survivor of the business combination was the Mid Cap Value Fund; the accounting survivor was the Mid Cap Growth Fund. The combined net assets of the Mid Cap Fund after the reorganization were $437,463,154. Under the plan of reorganization, the following shares were exchanged:

Ultra Series Fund | June 30, 2011
Notes to Financial Statements (unaudited)

Exchanged from:	Shares	Exchanged for:	Shares	Per Share Conversion Ratio
Mid Cap Growth Class I	49,872,030.322	Mid Cap Value Class I	18,732,679.964	0.3756
Mid Cap Growth Class II	560,785.285	Mid Cap Value Class II	210,203.526	0.3748

Small Cap Fund

Effective May 1, 2010, the assets of the Small Cap Growth Fund were reorganized into the Small Cap Value Fund and, together, renamed the Small Cap Fund. The combined net assets of the Small Cap Fund after the reorganization were $15,374,776. Under the plan of reorganization, the following shares were exchanged.

Exchanged from:	Shares	Exchanged for:	Shares	Per Share Conversion Ratio
Small Cap Growth Class I	696,430.677	Small Cap Value Class I	508,434.004	0.7301
Small Cap Growth Class II	984.266	Small Cap Value Class II	717.312	0.7288

International Stock Fund

Effective May 1, 2010, the assets of the Global Securities Fund merged with and into the International Stock Fund. The combined net assets of the International Fund after the merger were $112,730,616. Under the plan of reorganization, the following shares were exchanged.

Exchanged from:	Shares	Exchanged for:	Shares	Per Share Conversion Ratio
Global Securities Class I	4,649,016.917	International Stock Class I	3,385,631.044	0.7282
Global Securities Class II	149,488.534	International Stock Class II	108,859.748	0.7282

13. SUBSEQUENT EVENTS

Target Retirement Fund Matters

Pursuant to a proxy statement dated July 12, 2011, the voting instructions of the persons/plans who owned, as of June 27, 2011, a variable annuity contract or variable life insurance policy issued by CUNA Mutual Insurance Society with amounts allocated to subaccounts of the Target Date Funds were solicited to approve the recommendation of the Board of Trustees to approve a new investment advisory agreement between the Investment Adviser, Madison Asset Management, LLC ("Madison") and the Target Date Funds (the "New Advisory Agreement"). If approved, the Target Date Funds’ current unitary fee structure would be eliminated and a new fee structure would be implemented pursuant to which advisory fees will be separated from all other fees. Advisory fees would be addressed in the New Advisory Agreement and all other fees will be addressed in a separate services agreement between the Target Date Funds and Madison (the "Services Agreement"). If the new fee structure is approved, while the fees payable by the Target Date Funds pursuant to the New Advisory Agreement would be increased, total annual fund operating fees and expenses are expected to be reduced substantially. The joint special meeting of the shareholders of the Target Date Funds is scheduled for August 25, 2011. If approved, the New Advisory Agreement would become effective on September 1, 2011.

Lyondell Chemical Clawback Litigation

The Trust is aware of litigation relating to attempts by certain fixed income security-holders of Lyondell Chemical company (LYO) to retrieve proceeds from the sale by equity security-holders of LYO shares occurring pursuant to its acquisition by merger in December 2007. The Midcap Fund received proceeds of approximately $1,574,400 from the sale of its LYO equity securities in December 2007. The Trust has not been named as a defendant in this litigation as of the date of this report.

Madison has evaluated the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. There were no additional events or transactions that impacted the amounts or disclosures in the funds’ financial statements.

Ultra Series Fund | June 30, 2011
Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the funds, you pay no transaction costs, but do incur ongoing costs which include management fees; disinterested trustee fees; brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments; costs of borrowing money; expenses for independent audits, taxes, and extraordinary expenses as approved by a majority of the disinterested trustees. The examples in the table that follows are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended June 30, 2011. Expenses paid during the period in the table below are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period).

Actual Expenses
The table below provides information about actual account values using actual expenses and actual returns for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Actual" to estimate the expenses you paid on your account during this period.

	CLASS I				CLASS II
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,036.00	0.30%	$1.51	$1,034.70	.55%	$2.77
Moderate Allocation	1,000	1,144.80	0.31%	1.57	1,043.50	.56%	2.84
Aggressive Allocation	1,000	1,050.60	0.31%	1.58	1,049.30	.56%	2.85
Money Market	1,000	1,000.00	0.11%	0.55	1,000.00	.11%	.55
Bond	1,000	1,022.80	0.57%	2.86	1,021.50	.82%	4.11
High Income	1,000	1,037.60	0.76%	3.84	1,036.30	1.01%	5.10
Diversified Income	1,000	1,053.50	0.72%	3.67	1,052.20	.97%	4.94
Equity Income	1,000	1,011.03	0.91%	4.58	1,009.80	1.16%	5.83
Large Cap Value	1,000	1,078.00	0.62%	3.19	1,076.70	.87%	4.48
Large Cap Growth	1,000	1,050.70	0.82%	4.17	1,049.40	1.07%	5.44
Mid Cap	1,000	1,096.00	0.91%	4.73	1,094.70	1.16%	6.02
Small Cap	1,000	1,060.10	1.11%	5.67	1,058.80	1.36%	6.94
International Stock	1,000	1,067.10	1.22%	6.25	1,065.90	1.47%	7.53
Madison Target Retirement 2020	1,000	1,040.90	0.20%	1.01
Madison Target Retirement 2030	1,000	1,041.90	0.20%	1.01
Madison Target Retirement 2040	1,000	1,044.20	0.20%	1.01
Madison Target Retirement 2050		1,040.80	0.21%	1.06

Ultra Series Fund | June 30, 2011
Other Information (unaudited)

Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	CLASS I				CLASS II
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,023.31	0.30%	$1.51	$1,022.07	0.55%	$2.76
Moderate Allocation	1,000	1,023.26	0.31%	1.56	1,022.02	0.56%	2.81
Aggressive Allocation	1,000	1,023.26	0.31%	1.56	1,022.02	0.56%	2.81
Money Market	1,000	1,024.25	0.11%	0.55	1,024.25	0.11%	0.55
Bond	1,000	1,021.97	0.57%	2.86	1,020.73	0.82%	4.11
High Income	1,000	1,021.03	0.76%	3.81	1,019.79	1.01%	5.06
Diversified Income	1,000	1,021.22	0.72%	3.61	1,019.98	0.97%	4.86
Equity Income	1,000	1,025.05	0.91%	4.56	1,025.05	1.16%	5.82
Large Cap Value	1,000	1,021.72	0.62%	3.11	1,020.48	0.87%	4.36
Large Cap Growth	1,000	1,020.73	0.82%	4.11	1,019.49	1.07%	5.36
Mid Cap	1,000	1,020.28	0.91%	4.56	1,019.04	1.16%	5.81
Small Cap	1,000	1,019.29	1.11%	5.56	1,018.05	1.36%	6.81
International Stock	1,000	1,018.74	1.22%	6.11	1,017.50	1.47%	7.35
Madison Target Retirement 2020	1,000	1,023.80	0.20%	1.00
Madison Target Retirement 2030	1,000	1,023.80	0.20%	1.00
Madison Target Retirement 2040	1,000	1,023.80	0.20%	1.00
Madison Target Retirement 2050		1,023.62	0.21%	1.05

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account fees, charges, or expenses imposed by the variable annuity or variable life insurance contracts, or retirement and pension plans that use the funds. The information provided in the hypothetical example table is useful in comparing ongoing fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees, charges or expenses were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Ultra Series Fund | June 30, 2011
Other Information (unaudited)

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC’s website at www.sec.gov or by calling CUNA Mutual Insurance Society at 1-800-798-5500. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate,""may,""will,""expect,""believe,""plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or after forward-looking statements as a result of new information, future events, or otherwise.

SEC File Number:  811-04815

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders (Item 1) above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Included in report to shareholders (Item 1) above.  Otherwise, no changes.  The Trust does not normally hold shareholder meetings.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officers determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable in semi-annual report.  (The code was previously filed with the registrant's Annual Report dated December 31, 2010).

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: (signature)

Holly Baggot, Secretary
Date: August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer
Date: August 22, 2011

By:  (signature)

Greg Hoppe, Principal Financial Officer
Date: August 22, 2011